                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Comstock Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the portfolio being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the portfolio will achieve its investment objective. The portfolio is subject to market risk, which is the possibility that the market values of securities owned by the portfolio will decline and, therefore, the value of the portfolio shares may be less than what you paid for them. Accordingly, you can lose money investing in this portfolio. Please see the prospectus for more complete information on investment risks.

       The portfolio is being offered through a variable insurance contract.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the S&P 500/Barra Value Index and the S&P 500 Index from 4/30/99 through 12/31/2003. Class I shares, unadjusted for sales charges.
(LINE GRAPH)

                                                 VAN KAMPEN LIT COMSTOCK
                                                        PORTFOLIO           S&P 500/BARRA VALUE INDEX         S&P 500 INDEX
                                                 -----------------------    -------------------------         -------------
4/99                                                    10000.00                    10000.00                    10000.00
                                                        10070.00                    10166.20                    10305.70
                                                         9080.00                     9187.90                     9662.20
12/99                                                    9447.00                     9967.35                    11099.90
                                                         9397.00                     9944.50                    11354.40
6/00                                                     9623.00                     9473.07                    11052.80
                                                        10671.00                    10262.80                    10945.70
12/00                                                   12260.00                    10384.30                    10089.30
                                                        11980.00                     9667.98                     8893.15
6/01                                                    12848.00                    10049.60                     9413.63
                                                        11153.00                     8384.45                     8031.88
12/01                                                   11959.00                     9011.12                     8890.09
                                                        12406.00                     9092.08                     8914.52
6/02                                                    10686.00                     8085.08                     7720.19
                                                         8660.00                     6396.08                     6386.47
12/02                                                    9657.00                     6986.17                     6925.33
                                                         9257.00                     6565.03                     6707.22
6/03                                                    10932.00                     7761.38                     7739.68
                                                        11308.00                     7915.64                     7944.47
12/03                                                   12650.00                     9009.48                     8911.83

Index data source: Bloomberg

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------------------
AVERAGE ANNUAL                    CLASS I                  CLASS II
TOTAL RETURNS                 since 04/30/99            since 09/18/00

Since Inception                    5.16%                     5.68%

1-year                            30.99                     30.77
-------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and portfolio shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The S&P 500/Barra Value Index is generally representative of the U.S. market for value stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen LIT Comstock Portfolio is managed by the adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Managing Director; Jason
S. Leder, Executive Director; and Kevin C. Holt, Executive Director.

MARKET CONDITIONS

Stocks across the board enjoyed a very strong year in 2003. For the first time since 1999, all three major equity indexes gained ground. For example, the Standard & Poor's 500 Index, representing the broad stock market, rose more than 28 percent during the past 12 months. In this environment, large- and mid-cap value stocks outperformed their growth peers, although small-cap value stocks slightly underperformed small-cap growth stocks, the market's best-performing asset class of the year.

When the reporting period began, stocks were struggling amid still-sluggish economic performance and weaker-than-expected corporate earnings. The growing potential for war in Iraq also dampened investors' enthusiasm. In the first 10 weeks of the year, equity prices fell steadily, hitting their low point for 2003 on March 11. Soon, however, the market environment changed for the better. Investors at the time were responding to favorable news from the Iraqi front.

Perhaps more importantly for stocks, evidence supporting a strong economic recovery in the second half of the year was beginning to mount. A major factor underlying these assumptions was the Federal Reserve Board's willingness to keep short-term interest rates at historically low levels. In June, in fact, the Fed lowered the federal funds rate to just 1 percent, a 45-year record. Low rates made it easier for consumers to borrow and companies to invest in their businesses. As the year went on, inflation--always one of the Fed's main concerns--remained under control. This allowed the Fed to make clear its intention to keep rates low for an extended period.

Against this backdrop, the U.S. economy enjoyed impressive performance toward the end of the year. For example, during the third quarter of 2003--the latest period for which data was available as of this discussion--the U.S. economy grew
8.2 percent, its fastest quarterly expansion in nearly 20 years.


PERFORMANCE ANALYSIS

With a total return of nearly 31 percent, the portfolio outperformed one of its benchmarks, the Standard & Poor's 500 Index, but underperformed the other benchmark, the Standard & Poor's Barra Value Index.

On the positive side, the portfolio was helped by the performance of two oil-and gas-services stocks, Halliburton and Schlumberger. As the economic environment for oil-service and drilling stocks improved, both companies rose off of very low valuations. Rising commodity prices also helped the stocks. In addition, Halliburton benefited from optimism about a potential settlement of asbestos-related litigation, while Schlumberger was helped by confidence surrounding the company's new management team.

Some of the portfolio's materials stocks also helped results. Because the materials sector tends to be highly sensitive to the economy, many stocks in this area performed very well as the strength of the economic recovery became more evident. One particularly good performer was Georgia-Pacific. This company--traditionally a paper and forest-products manufacturer--has increasingly focused on tissues and other consumer-oriented goods, a transition that investors have cheered. The company's valuation bounced back in line with the economy's rebound.

The portfolio's two most significant detractors during the period were AT&T Wireless, a national provider of wireless-communications service, and Interpublic Group of Companies, an advertising and marketing-services conglomerate. In both cases, we bought the stocks at what we believed were cheap prices. Unfortunately, the stocks became even cheaper early in the year. We ultimately decided to sell the positions because we were concerned about the companies' fundamentals. In hindsight, more patience would have paid off. Both AT&T Wireless and Interpublic Group bounced significantly off of their lows, and not owning them hurt the portfolio's performance relative to its benchmarks.

On the negative side, two large drug manufacturers, Merck and Schering-Plough, were significant laggards during the past year. Merck faced concerns about losing market share to competitors in sales of key drugs, and about its on-going management strategy. Investors also were disappointed in the strength of Merck's new-product pipeline, especially after two significant drugs were pulled

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

----------------------------------------------------------------
                                               STANDARD &
                              STANDARD &      POOR'S BARRA
      CLASS I   CLASS II   POOR'S 500 INDEX   VALUE INDEX
      30.99%     30.77%         28.67%           31.79%
----------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.

from phase III trials in the fourth quarter of 2003. Schering-Plough struggled with weaker-than-expected sales of Clarinex, the company's next-generation allergy drug to replace the blockbuster Claritin, now sold over the counter. The company also faced competition for its hepatitis C treatment, traditionally an area of dominance for Schering-Plough.

As we move into 2004, we will continue following our value-investing strategy, seeking well-established, undervalued companies with identifiable factors that might lead to improved valuations.

There is no guarantee that the securities mentioned will continue to perform well or be held by the portfolio in the future.

PROXY VOTING POLICIES AND PROCEDURES

A description of the portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 10 HOLDINGS AS OF 12/31/03
Sprint Corp                                          4.7%
Halliburton Co                                       4.2
Bristol-Myers Squibb Co                              4.0
Freddie Mac                                          3.6
Schlumberger Ltd                                     3.5
Verizon Communications, Inc                          3.3
Dow Chemical Co                                      2.7
Kroger Co                                            2.6
SBC Communications, Inc                              2.6
GlaxoSmithKline plc                                  2.5

TOP 10 INDUSTRIES AS OF 12/31/03
Pharmaceuticals                                     11.4%
Integrated Telecommunication Services               10.7
Oil & Gas Equipment Services                         7.7
Paper Products                                       4.8
Diversified Banks                                    4.2
Property & Casualty                                  4.2
Integrated Oil & Gas                                 4.2
Thrifts & Mortgage Finance                           4.1
Diversified Chemicals                                4.0
Electric Utilities                                   3.9

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                             BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR PORTFOLIO'S INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
COMMON STOCKS  90.7%
ALUMINUM  0.9%
Alcoa, Inc. .........................    211,800    $  8,048,400
                                                    ------------

APPAREL & ACCESSORIES  0.8%
Jones Apparel Group, Inc. ...........    212,300       7,479,329
                                                    ------------

APPAREL RETAIL  0.3%
Limited Brands.......................    169,800       3,061,494
                                                    ------------

AUTOMOBILE MANUFACTURERS  0.6%
General Motors Corp. ................    107,400       5,735,160
                                                    ------------
BROADCASTING & CABLE TV  1.5%
Clear Channel Communications,
  Inc. ..............................    110,000       5,151,300
Liberty Media Corp., Class A (a).....    700,400       8,327,756
                                                    ------------
                                                      13,479,056
                                                    ------------
COMMUNICATIONS EQUIPMENT  0.7%
Andrew Corp. (a).....................     56,000         644,560
Cisco Systems, Inc. (a)..............     35,300         857,437
Comverse Technology, Inc. (a)........     29,500         518,905
Ericsson, Class B--ADR (Sweden)
  (a)................................     86,620       1,533,174
JDS Uniphase Corp. (a)...............    190,100         693,865
Nokia Oyj--ADR (Finland).............    143,900       2,446,300
                                                    ------------
                                                       6,694,241
                                                    ------------
COMPUTER HARDWARE  1.1%
Hewlett-Packard Co. .................    265,330       6,094,630
International Business Machines
  Corp. .............................     40,600       3,762,808
                                                    ------------
                                                       9,857,438
                                                    ------------
COMPUTER STORAGE & PERIPHERALS  0.6%
Lexmark International, Inc., Class A
  (a)................................     65,100       5,119,464
                                                    ------------

CONSUMER FINANCE  0.1%
Capital One Financial Corp. .........     21,500       1,317,735
                                                    ------------
DATA PROCESSING & OUTSOURCING SERVICES  0.3%
SunGard Data Systems, Inc. (a).......    100,600       2,787,626
                                                    ------------
DEPARTMENT STORES  1.1%
Federated Department Stores, Inc. ...    132,460       6,242,840
May Department Stores Co. ...........    117,900       3,427,353
                                                    ------------
                                                       9,670,193
                                                    ------------
DIVERSIFIED BANKS  3.8%
Bank of America Corp. ...............    205,497      16,528,124
Wells Fargo & Co. ...................    313,310      18,450,826
                                                    ------------
                                                      34,978,950
                                                    ------------
DIVERSIFIED CAPITAL MARKETS  0.4%
J.P. Morgan Chase & Co. .............     99,155       3,641,963
                                                    ------------
DIVERSIFIED CHEMICALS  3.6%
Dow Chemical Co. ....................    540,000      22,447,800
Du Pont (E.I.) de Nemours & Co. .....    226,900      10,412,441
                                                    ------------
                                                      32,860,241
                                                    ------------
DRUG RETAIL  0.6%
CVS Corp. ...........................    139,800       5,049,576
                                                    ------------

ELECTRIC UTILITIES  3.6%
American Electric Power Co., Inc. ...    117,672       3,590,173
Centerpoint Energy, Inc. ............    272,200       2,637,618
Exelon Corp. ........................     18,895       1,253,872

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
ELECTRIC UTILITIES (CONTINUED)
FirstEnergy Corp. ...................    211,400    $  7,441,280
Scottish Power PLC--ADR (United
  Kingdom)...........................     98,664       2,681,687
TXU Corp. ...........................    625,290      14,831,879
                                                    ------------
                                                      32,436,509
                                                    ------------
ELECTRONIC MANUFACTURING SERVICES  0.9%
Flextronics International Ltd.
  (Singapore) (a)....................    321,300       4,768,092
Jabil Circuit, Inc. (a)..............     61,500       1,740,450
Kemet Corp. (a)......................    123,800       1,694,822
                                                    ------------
                                                       8,203,364
                                                    ------------
FOOD RETAIL  2.3%
Kroger Co. (a).......................  1,150,400      21,293,904
                                                    ------------

HEALTH CARE DISTRIBUTORS  0.6%
AmerisourceBergen Corp. .............     89,100       5,002,965
                                                    ------------

HEALTH CARE FACILITIES  0.9%
Tenet Healthcare Corp. (a)...........    514,000       8,249,700
                                                    ------------

HOUSEHOLD PRODUCTS  2.2%
Kimberly-Clark Corp. ................    331,360      19,580,062
                                                    ------------

INDUSTRIAL MACHINERY  0.5%
Cognex Corp. ........................    153,300       4,329,192
                                                    ------------

INTEGRATED OIL & GAS  3.8%
BP PLC--ADR (United Kingdom).........    280,980      13,866,363
ConocoPhillips.......................    137,256       8,999,876
Total Fina Elf SA--ADR (France)......    126,000      11,656,260
                                                    ------------
                                                      34,522,499
                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES  9.7%
Amdocs Ltd. (Guernsey) (a)...........     24,800         557,504
SBC Communications, Inc. ............    812,400      21,179,268
Sprint Corp. ........................  2,362,000      38,784,040
Verizon Communications, Inc. ........    786,480      27,589,718
                                                    ------------
                                                      88,110,530
                                                    ------------
INVESTMENT BANKING & BROKERAGE  0.5%
Goldman Sachs Group, Inc. ...........     17,000       1,678,410
Merrill Lynch & Co., Inc. ...........     49,200       2,885,580
                                                    ------------
                                                       4,563,990
                                                    ------------
IT CONSULTING & OTHER SERVICES  0.2%
Affiliated Computer Services, Inc.,
  Class A (a)........................     26,600       1,448,636
                                                    ------------

LIFE & HEALTH INSURANCE  1.2%
Metlife, Inc. .......................    146,600       4,936,022
Torchmark Corp. .....................    140,810       6,412,487
                                                    ------------
                                                      11,348,509
                                                    ------------
MANAGED HEALTH CARE  1.2%
Aetna, Inc. .........................    157,400      10,637,092
                                                    ------------

MOVIES & ENTERTAINMENT  2.0%
Walt Disney Co. .....................    798,800      18,636,004
                                                    ------------

MULTI-LINE INSURANCE  0.0%
Nationwide Financial Services,
  Inc. ..............................      5,600         185,136
                                                    ------------

 4                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
MULTI-UTILITIES & UNREGULATED POWER  1.0%
Constellation Energy Group, Inc. ....     93,630    $  3,666,551
Public Service Enterprise Group,
  Inc. ..............................    120,000       5,256,000
                                                    ------------
                                                       8,922,551
                                                    ------------
OIL & GAS DRILLING  3.4%
Diamond Offshore Drilling, Inc. .....    263,680       5,408,077
GlobalSantaFe Corp. .................    558,100      13,857,623
Transocean, Inc. (a).................    498,400      11,966,584
                                                    ------------
                                                      31,232,284
                                                    ------------
OIL & GAS EQUIPMENT & SERVICES  7.0%
Halliburton Co. .....................  1,345,090      34,972,340
Schlumberger Ltd. ...................    526,050      28,785,456
                                                    ------------
                                                      63,757,796
                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.6%
Citigroup, Inc. .....................    274,600      13,329,084
Principal Financial Group, Inc. .....     28,800         952,416
                                                    ------------
                                                      14,281,500
                                                    ------------
PACKAGED FOODS  2.0%
Kraft Foods, Inc. ...................    211,900       6,827,418
Sara Lee Corp. ......................    164,360       3,568,256
Unilever NV (Netherlands)............    120,700       7,833,430
                                                    ------------
                                                      18,229,104
                                                    ------------
PAPER PRODUCTS  4.3%
Georgia-Pacific Corp. ...............    663,600      20,352,612
International Paper Co. .............    440,379      18,984,739
                                                    ------------
                                                      39,337,351
                                                    ------------
PHARMACEUTICALS  10.3%
Bristol-Myers Squibb Co. ............  1,154,325      33,013,695
GlaxoSmithKline PLC--ADR (United
  Kingdom)...........................    450,900      21,020,958
Merck & Co., Inc. ...................     97,000       4,481,400
Pfizer, Inc. ........................    375,400      13,262,882
Roche Holdings AG--ADR
  (Switzerland)......................     98,400       9,864,600
Schering-Plough Corp. ...............    457,200       7,950,708
Wyeth, Inc. .........................    101,600       4,312,920
                                                    ------------
                                                      93,907,163
                                                    ------------
PHOTOGRAPHIC PRODUCTS  0.5%
Eastman Kodak Co. ...................    178,800       4,589,796
                                                    ------------

PROPERTY & CASUALTY  3.8%
Allstate Corp. ......................    275,800      11,864,916
AMBAC Financial Group, Inc. .........     89,880       6,236,773
Berkshire Hathaway, Inc., Class B
  (a)................................        185         520,775
Chubb Corp. .........................    180,650      12,302,265
RenaissanceRe Holdings
  Ltd. (Bermuda).....................     22,700       1,113,435
Travelers Property Casualty Corp.,
  Class A............................     20,900         350,702
Travelers Property Casualty Corp.,
  Class B............................    147,603       2,504,823
                                                    ------------
                                                      34,893,689
                                                    ------------

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
RAILROADS  0.6%
Burlington Northern Santa Fe
  Corp. .............................    161,600    $  5,227,760
                                                    ------------

REGIONAL BANKS  1.7%
PNC Financial Services Group,
  Inc. ..............................    203,100      11,115,663
SunTrust Banks, Inc. ................     60,600       4,332,900
                                                    ------------
                                                      15,448,563
                                                    ------------
RESTAURANTS  1.5%
Darden Restaurants, Inc. ............    173,400       3,648,336
McDonald's Corp. ....................    401,700       9,974,211
                                                    ------------
                                                      13,622,547
                                                    ------------
SEMICONDUCTOR EQUIPMENT  0.5%
Credence Systems Corp. (a)...........    247,900       3,262,364
Novellus Systems, Inc. (a)...........     29,200       1,227,860
                                                    ------------
                                                       4,490,224
                                                    ------------
SEMICONDUCTORS  0.0%
Intel Corp. .........................     13,300         428,260
                                                    ------------

SPECIALTY CHEMICALS  0.3%
Rohm & Haas Co. .....................     65,800       2,810,318
                                                    ------------

SPECIALTY STORES  0.8%
Boise Cascade Corp. .................    218,390       7,176,295
                                                    ------------

SYSTEMS SOFTWARE  0.4%
Check Point Software Technologies
  Ltd. (Israel) (a)..................     51,400         864,548
Microsoft Corp. .....................     88,560       2,438,942
                                                    ------------
                                                       3,303,490
                                                    ------------
THRIFTS & MORTGAGE FINANCE  3.8%
Fannie Mae...........................     60,500       4,541,130
Freddie Mac..........................    507,840      29,617,229
                                                    ------------
                                                      34,158,359
                                                    ------------
TOBACCO  1.2%
Altria Group, Inc. ..................    199,240      10,842,641
                                                    ------------

TOTAL LONG-TERM INVESTMENTS  90.7%
  (Cost $693,246,133)...........................     824,988,649

REPURCHASE AGREEMENT  8.7%
UBS Securities ($78,997,000 par collateralized
  by U.S. Government obligations in a pooled
  cash account, dated 12/31/03, to be sold on
  01/02/04 at $79,000,687) (Cost $78,997,000)...      78,997,000
                                                    ------------

TOTAL INVESTMENTS  99.4%
  (Cost $772,243,133)...........................     903,985,649
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.....       5,230,736
                                                    ------------

NET ASSETS  100.0%..............................    $909,216,385
                                                    ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              5

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $772,243,133).......................    $903,985,649
Cash........................................................       1,278,715
Receivables:
  Portfolio Shares Sold.....................................       2,804,468
  Investments Sold..........................................       2,012,553
  Dividends.................................................       1,620,178
  Interest..................................................           1,843
Other.......................................................          36,548
                                                                ------------
    Total Assets............................................     911,739,954
                                                                ------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................       1,726,625
  Investment Advisory Fee...................................         421,101
  Distributor and Affiliates................................         258,533
Accrued Expenses............................................          71,324
Trustees' Deferred Compensation and Retirement Plans........          45,986
                                                                ------------
    Total Liabilities.......................................       2,523,569
                                                                ------------
NET ASSETS..................................................    $909,216,385
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $811,844,993
Net Unrealized Appreciation.................................     131,742,516
Accumulated Undistributed Net Investment Income.............       8,641,791
Accumulated Net Realized Loss...............................     (43,012,915)
                                                                ------------
NET ASSETS..................................................    $909,216,385
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $233,988,044 and
  19,860,906 shares of beneficial interest issued and
  outstanding)..............................................    $      11.78
                                                                ============
  Class II Shares (Based on net assets of $675,228,341 and
  57,468,499 shares of beneficial interest issued and
  outstanding)..............................................    $      11.75
                                                                ============

 6                                             See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $127,563)....    $ 13,003,408
Interest....................................................         514,756
                                                                ------------
    Total Income............................................      13,518,164
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       3,479,646
Distribution (12b-1) and Service Fees.......................       1,045,525
Custody.....................................................          78,894
Trustees' Fees and Related Expenses.........................          19,406
Legal.......................................................          15,774
Other.......................................................         218,851
                                                                ------------
    Total Expenses..........................................       4,858,096
    Less Credits Earned on Cash Balances....................          18,502
                                                                ------------
    Net Expenses............................................       4,839,594
                                                                ------------
NET INVESTMENT INCOME.......................................    $  8,678,570
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $  6,264,090
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (26,781,872)
  End of the Period.........................................     131,742,516
                                                                ------------
Net Unrealized Appreciation During the Period...............     158,524,388
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $164,788,478
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $173,467,048
                                                                ============

See Notes to Financial Statements                                              7

Statements of Changes in Net Assets

                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  8,678,570            $  4,311,409
Net Realized Gain/Loss......................................         6,264,090             (46,647,532)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       158,524,388             (23,860,148)
                                                                  ------------            ------------
Change in Net Assets from Operations........................       173,467,048             (66,196,271)
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (1,589,043)               (649,657)
  Class II Shares...........................................        (2,727,309)               (703,946)
                                                                  ------------            ------------
                                                                    (4,316,352)             (1,353,603)
                                                                  ------------            ------------

Distributions from Net Realized Gain:
  Class I Shares............................................               -0-                (736,173)
  Class II Shares...........................................               -0-              (1,288,182)
                                                                  ------------            ------------
                                                                           -0-              (2,024,355)
                                                                  ------------            ------------
Total Distributions.........................................        (4,316,352)             (3,377,958)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       169,150,696             (69,574,229)
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................       419,571,136             335,088,567
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         4,316,352               3,377,958
Cost of Shares Repurchased..................................       (88,995,592)            (60,785,141)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       334,891,896             277,681,384
                                                                  ------------            ------------
TOTAL INCREASE IN NET ASSETS................................       504,042,592             208,107,155
NET ASSETS:
Beginning of the Period.....................................       405,173,793             197,066,638
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $8,641,791 and $4,276,112,
  respectively).............................................      $909,216,385            $405,173,793
                                                                  ============            ============

 8                                             See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                                 APRIL 30, 1999
                                                                                                                  (COMMENCEMENT
                                                                      YEAR ENDED DECEMBER 31,                     OF INVESTMENT
CLASS I SHARES                                             ----------------------------------------------        OPERATIONS) TO
                                                            2003         2002          2001         2000        DECEMBER 31, 1999
                                                           ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............    $ 9.10       $ 11.42       $11.75       $ 9.31            $10.00
                                                           ------       -------       ------       ------            ------
  Net Investment Income................................       .13           .10          .09          .14               .10
  Net Realized and Unrealized Gain/Loss................      2.66         (2.25)        (.38)        2.57              (.66)
                                                           ------       -------       ------       ------            ------
Total from Investment Operations.......................      2.79         (2.15)        (.29)        2.71              (.56)
                                                           ------       -------       ------       ------            ------
Less:
  Distributions from Net Investment Income.............       .11           .08          -0-          .09               .13
  Distributions from Net Realized Gain.................       -0-           .09          .04          .18               -0-
                                                           ------       -------       ------       ------            ------
Total Distributions....................................       .11           .17          .04          .27               .13
                                                           ------       -------       ------       ------            ------
NET ASSET VALUE, END OF THE PERIOD.....................    $11.78       $  9.10       $11.42       $11.75            $ 9.31
                                                           ======       =======       ======       ======            ======

Total Return*..........................................    30.99%       -19.25%       -2.46%       29.79%            -5.53%**
Net Assets at End of the Period (In millions)..........    $234.0       $ 128.0       $ 80.9       $ 16.7            $  1.6
Ratio of Expenses to Average Net Assets* (a)...........      .65%          .69%         .81%        1.01%              .95%
Ratio of Net Investment Income to Average Net
  Assets*..............................................     1.65%         1.57%        1.42%        2.49%             1.99%
Portfolio Turnover.....................................       37%           51%          50%          74%               42%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (a).........       N/A           N/A          N/A        2.20%            10.36%
   Ratio of Net Investment Income/Loss to Average Net
     Assets............................................       N/A           N/A          N/A        1.30%            (7.42%)

**  Non-Annualized

(a) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .06% for the year ended December 31, 2000.

N/A=Not Applicable

See Notes to Financial Statements                                              9

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                         SEPTEMBER 18, 2000
                                                                     YEAR ENDED DECEMBER 31,               (COMMENCEMENT
CLASS II SHARES                                                 ----------------------------------       OF OPERATIONS) TO
                                                                 2003          2002          2001        DECEMBER 31, 2000
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 9.07       $ 11.39        $11.75             $10.19
                                                                ------       -------        ------             ------
  Net Investment Income.....................................       .10           .07           .10                .04
  Net Realized and Unrealized Gain/Loss.....................      2.66         (2.25)         (.42)              1.68
                                                                ------       -------        ------             ------
Total from Investment Operations............................      2.76         (2.18)         (.32)              1.72
                                                                ------       -------        ------             ------
Less:
  Distributions from Net Investment Income..................       .08           .05           -0-                .08
  Distributions from Net Realized Gain......................       -0-           .09           .04                .08
                                                                ------       -------        ------             ------
Total Distributions.........................................       .08           .14           .04                .16
                                                                ------       -------        ------             ------
NET ASSET VALUE, END OF THE PERIOD..........................    $11.75       $  9.07        $11.39             $11.75
                                                                ======       =======        ======             ======

Total Return* (a)...........................................    30.77%       -19.43%        -2.80%             17.07%**
Net Assets at End of the Period (In millions)...............    $675.2       $ 277.2        $116.2             $ 10.1
Ratio of Expenses to Average Net Assets*....................      .90%          .94%         1.04%              1.20%
Ratio of Net Investment Income to Average Net Assets*.......     1.40%         1.35%         1.19%              2.14%
Portfolio Turnover..........................................       37%           51%           50%                74%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       N/A           N/A           N/A              2.38%
   Ratio of Net Investment Income to Average Net Assets.....       N/A           N/A           N/A               .96%

**  Non-Annualized

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

N/A=Not Applicable

 10                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2003, the Portfolio had an accumulated capital loss carryforward for tax purposes of $29,818,046, which will expire between December 31, 2010 and December 31, 2011.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $785,438,007
                                                                ============
Gross tax unrealized appreciation...........................    $122,490,254
Gross tax unrealized depreciation...........................      (3,942,612)
                                                                ------------
Net tax unrealized appreciation on investments..............    $118,547,642
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                   2003             2002
Distributions paid from:
  Ordinary income...........................................    $4,316,352       $3,377,958
  Long-term capital gain....................................           -0-              -0-
                                                                ----------       ----------
                                                                $4,316,352       $3,377,958
                                                                ==========       ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the Portfolio's investment in other regulated investment companies totaling $3,461 were reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $8,687,833

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Portfolio's custody fee was reduced by $18,502 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser did not voluntarily waive any of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $15,800, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Portfolio, of which a trustee of the Portfolio is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $35,800, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $14,500 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $28,073 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2003, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $29,365.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $210,058,954 and $601,786,039 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................    10,527,531       $105,403,362
  Class II..................................................    30,692,183        314,167,774
                                                                ----------       ------------
Total Sales.................................................    41,219,714       $419,571,136
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................       179,960       $  1,589,043
  Class II..................................................       309,219          2,727,309
                                                                ----------       ------------
Total Dividend Reinvestment.................................       489,179       $  4,316,352
                                                                ==========       ============
Repurchases:
  Class I...................................................    (4,911,911)      $(49,087,917)
  Class II..................................................    (4,074,055)       (39,907,675)
                                                                ----------       ------------
Total Repurchases...........................................    (8,985,966)      $(88,995,592)
                                                                ==========       ============

    At December 31, 2002, capital aggregated $152,154,466 and $324,798,631 for Classes I and II, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................     9,380,345       $ 93,471,102
  Class II..................................................    24,156,729        241,617,465
                                                                ----------       ------------
Total Sales.................................................    33,537,074       $335,088,567
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................       119,058       $  1,385,830
  Class II..................................................       171,292          1,992,128
                                                                ----------       ------------
Total Dividend Reinvestment.................................       290,350       $  3,377,958
                                                                ==========       ============
Repurchases:
  Class I...................................................    (2,512,450)      $(23,903,378)
  Class II..................................................    (3,991,027)       (36,881,763)
                                                                ----------       ------------
Total Repurchases...........................................    (6,503,477)      $(60,785,141)
                                                                ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $485,696,100 and $200,496,579, respectively.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to it's Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Comstock Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the period from April 30, 1999 (commencement of investment operations) to December 31 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Comstock Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIFE INVESTMENT TRUST
COMSTOCK PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2003. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                             NUMBER OF
                                                   TERM OF                                    FUNDS IN
                                                  OFFICE AND                                    FUND
                                   POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (58)                 Trustee        Trustee       Chairman and Chief               88        Trustee/Director/Managing
Blistex Inc.                                      since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                                Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                             health care products
                                                                manufacturer. Former
                                                                Director of the World
                                                                Presidents
                                                                Organization-Chicago
                                                                Chapter. Director of the
                                                                Heartland Alliance, a
                                                                nonprofit organization
                                                                serving human needs based
                                                                in Chicago.

J. Miles Branagan (71)             Trustee        Trustee       Private investor.                86        Trustee/Director/Managing
1632 Morning Mountain Road                        since 1998    Co-founder, and prior to                   General Partner of funds
Raleigh, NC 27614                                               August 1996, Chairman,                     in the Fund Complex.
                                                                Chief Executive Officer
                                                                and President, MDT
                                                                Corporation (now known as
                                                                Getinge/Castle, Inc., a
                                                                subsidiary of Getinge
                                                                Industrier AB), a company
                                                                which develops,
                                                                manufactures, markets and
                                                                services medical and
                                                                scientific equipment.

Jerry D. Choate (65)               Trustee        Trustee       Prior to January 1999,           86        Trustee/Director/Managing
33971 Selva Road                                  since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                       Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                            Allstate Corporation                       Director of Amgen Inc., a
                                                                ("Allstate") and Allstate                  biotechnological company,
                                                                Insurance Company. Prior                   and Director of Valero
                                                                to January 1995,                           Energy Corporation, an
                                                                President and Chief                        independent refining
                                                                Executive Officer of                       company.
                                                                Allstate. Prior to August
                                                                1994, various management
                                                                positions at Allstate.

Rod Dammeyer (63)                  Trustee        Trustee       President of CAC, llc., a        88        Trustee/Director/Managing
CAC, llc.                                         since 2003    private company offering                   General Partner of funds
4350 LaJolla Village Drive                                      capital investment and                     in the Fund Complex.
Suite 980                                                       management advisory                        Director of Stericycle,
San Diego, CA 92122-6223                                        services. Prior to July                    Inc., TheraSense, Inc.,
                                                                2000, Managing Partner of                  Ventana Medical Systems,
                                                                Equity Group Corporate                     Inc., GATX Corporation
                                                                Investment (EGI), a                        and Trustee of The
                                                                company that makes                         Scripps Research
                                                                private investments in                     Institute and the
                                                                other companies.                           University of Chicago
                                                                                                           Hospitals and Health
                                                                                                           Systems. Prior to January
                                                                                                           2004, Director of
                                                                                                           TeleTech Holdings Inc.
                                                                                                           and Arris Group, Inc.
                                                                                                           Prior to May 2002,
                                                                                                           Director of Peregrine
                                                                                                           Systems Inc. Prior to
                                                                                                           February 2001, Vice
                                                                                                           Chairman and Director of
                                                                                                           Anixter International,
                                                                                                           Inc. and IMC Global Inc.
                                                                                                           Prior to July 2000,
                                                                                                           Director of Allied Riser
                                                                                                           Communications Corp.,
                                                                                                           Matria Healthcare Inc.,
                                                                                                           Transmedia Networks,
                                                                                                           Inc., CNA Surety, Corp.
                                                                                                           and Grupo Azcarero Mexico
                                                                                                           (GAM). Prior to April
                                                                                                           1999, Director of Metal
                                                                                                           Management, Inc.

                                                                                             NUMBER OF
                                                   TERM OF                                    FUNDS IN
                                                  OFFICE AND                                    FUND
                                   POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (55)            Trustee        Trustee       Managing Partner of              86        Trustee/Director/Managing
Heidrick & Struggles                              since 1998    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                          executive search firm.                     in the Fund Complex.
Suite 7000                                                      Trustee on the University
Chicago, IL 60606                                               of Chicago Hospitals
                                                                Board, Vice Chair of the
                                                                Board of the YMCA of
                                                                Metropolitan Chicago and
                                                                a member of the Women's
                                                                Board of the University
                                                                of Chicago. Prior to
                                                                1997, Partner of Ray &
                                                                Berndtson, Inc., an
                                                                executive recruiting
                                                                firm. Prior to 1996,
                                                                Trustee of The
                                                                International House
                                                                Board, a fellowship and
                                                                housing organization for
                                                                international graduate
                                                                students. Prior to 1995,
                                                                Executive Vice President
                                                                of ABN AMRO, N.A., a bank
                                                                holding company. Prior to
                                                                1992, Executive Vice
                                                                President of La Salle
                                                                National Bank.

R. Craig Kennedy (51)              Trustee        Trustee       Director and President of        86        Trustee/Director/Managing
11 DuPont Circle, N.W.                            since 1998    the German Marshall Fund                   General Partner of funds
Washington, D.C. 20016                                          of the United States, an                   in the Fund Complex.
                                                                independent U.S.
                                                                foundation created to
                                                                deepen understanding,
                                                                promote collaboration and
                                                                stimulate exchanges of
                                                                practical experience
                                                                between Americans and
                                                                Europeans. Formerly,
                                                                advisor to the Dennis
                                                                Trading Group Inc., a
                                                                managed futures and
                                                                option company that
                                                                invests money for
                                                                individuals and
                                                                institutions. Prior to
                                                                1992, President and Chief
                                                                Executive Officer,
                                                                Director and member of
                                                                the Investment Committee
                                                                of the Joyce Foundation,
                                                                a private foundation.

Howard J Kerr (68)                 Trustee        Trustee       Prior to 1998, President         88        Trustee/Director/Managing
736 North Western Avenue                          since 2003    and Chief Executive                        General Partner of funds
P.O. Box 317                                                    Officer of Pocklington                     in the Fund Complex.
Lake Forest, IL 60045                                           Corporation, Inc., an                      Director of the Lake
                                                                investment holding                         Forest Bank & Trust.
                                                                company. Director of the
                                                                Marrow Foundation.

Jack E. Nelson (67)                Trustee        Trustee       President of Nelson              86        Trustee/Director/Managing
423 Country Club Drive                            since 1998    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                           Services, Inc., a                          in the Fund Complex.
                                                                financial planning
                                                                company and registered
                                                                investment adviser in the
                                                                State of Florida.
                                                                President of Nelson Ivest
                                                                Brokerage Services Inc.,
                                                                a member of the NASD,
                                                                Securities Investors
                                                                Protection Corp. and the
                                                                Municipal Securities
                                                                Rulemaking Board.
                                                                President of Nelson Sales
                                                                and Services Corporation,
                                                                a marketing and services
                                                                company to support
                                                                affiliated companies.

Hugo F. Sonnenschein (63)          Trustee        Trustee       President Emeritus and           88        Trustee/Director/Managing
1126 E. 59th Street                               since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                               University of Chicago and                  in the Fund Complex.
                                                                the Adam Smith                             Director of Winston
                                                                Distinguished Service                      Laboratories, Inc.
                                                                Professor in the
                                                                Department of Economics
                                                                at the University of
                                                                Chicago. Prior to July
                                                                2000, President of the
                                                                University of Chicago.
                                                                Trustee of the University
                                                                of Rochester and a member
                                                                of its investment
                                                                committee. Member of the
                                                                National Academy of
                                                                Sciences, the American
                                                                Philosophical Society and
                                                                a fellow of the American
                                                                Academy of Arts and
                                                                Sciences.

Suzanne H. Woolsey, P.H.D. (62)    Trustee        Trustee       Currently with Paladin           86        Trustee/Director/Managing
2001 Pennsylvania Avenue                          since 1999    Capital Group-Paladin                      General Partner of funds
Suite 400                                                       Homeland Security Fund                     in the Fund Complex.
Washington, DC 20006                                            since November 2003.                       Director of Neurogen
                                                                Previously, Chief                          Corporation, a
                                                                Communications Officer of                  pharmaceutical company,
                                                                the National Academy of                    since January 1998.
                                                                Sciences/National
                                                                Research Council, an
                                                                independent, federally
                                                                chartered policy
                                                                institution, since 2001
                                                                and Chief Operating
                                                                Officer from 1993 to
                                                                2001. Director of the
                                                                Institute for Defense
                                                                Analyses, a federally
                                                                funded research and
                                                                development center,
                                                                Director of the German
                                                                Marshall Fund of the
                                                                United States, and
                                                                Trustee of Colorado
                                                                College. Prior to 1993,
                                                                Executive Director of the
                                                                Commission on Behavioral
                                                                and Social Sciences and
                                                                Education at the National
                                                                Academy of
                                                                Sciences/National
                                                                Research Council. From
                                                                1980 through 1989,
                                                                Partner of Coopers &
                                                                Lybrand.

INTERESTED TRUSTEES:*

                                                                                             NUMBER OF
                                                   TERM OF                                    FUNDS IN
                                                  OFFICE AND                                    FUND
                                   POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                 TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Mitchell M. Merin* (50)            Trustee,       Trustee       President and Chief              86        Trustee/Director/Managing
1221 Avenue of the Americas        President      since         Executive Officer of                       General Partner of funds
New York, NY 10020                 and Chief      1999;         funds in the Fund                          in the Fund Complex.
                                   Executive      President     Complex. Chairman,
                                   Officer        and Chief     President, Chief
                                                  Executive     Executive Officer and
                                                  Officer       Director of the Adviser
                                                  since 2002    and Van Kampen Advisors
                                                                Inc. since December 2002.
                                                                Chairman, President and
                                                                Chief Executive Officer
                                                                of Van Kampen Investments
                                                                since December 2002.
                                                                Director of Van Kampen
                                                                Investments since
                                                                December 1999. Chairman
                                                                and Director of Van
                                                                Kampen Funds Inc. since
                                                                December 2002. President,
                                                                Director and Chief
                                                                Operating Officer of
                                                                Morgan Stanley Investment
                                                                Management since December
                                                                1998. President and
                                                                Director since April 1997
                                                                and Chief Executive
                                                                Officer since June 1998
                                                                of Morgan Stanley
                                                                Investment Advisors Inc.
                                                                and Morgan Stanley
                                                                Services Company Inc.
                                                                Chairman, Chief Executive
                                                                Officer and Director of
                                                                Morgan Stanley
                                                                Distributors Inc. since
                                                                June 1998. Chairman since
                                                                June 1998, and Director
                                                                since January 1998 of
                                                                Morgan Stanley Trust.
                                                                Director of various
                                                                Morgan Stanley
                                                                subsidiaries. President
                                                                of the Morgan Stanley
                                                                Funds since May 1999.
                                                                Previously Chief
                                                                Executive Officer of Van
                                                                Kampen Funds Inc. from
                                                                December 2002 to July
                                                                2003, Chief Strategic
                                                                Officer of Morgan Stanley
                                                                Investment Advisors Inc.
                                                                and Morgan Stanley
                                                                Services Company Inc. and
                                                                Executive Vice President
                                                                of Morgan Stanley
                                                                Distributors Inc. from
                                                                April 1997 to June 1998.
                                                                Chief Executive Officer
                                                                from September 2002 to
                                                                April 2003 and Vice
                                                                President from May 1997
                                                                to April 1999 of the
                                                                Morgan Stanley Funds.

Richard F. Powers, III* (57)       Trustee        Trustee       Advisory Director of             88        Trustee/Director/Managing
1 Parkview Plaza                                  since 1999    Morgan Stanley. Prior to                   General Partner of funds
P.O. Box 5555                                                   December 2002, Chairman,                   in the Fund Complex.
Oakbrook Terrace, IL 60181                                      Director, President,
                                                                Chief Executive Officer
                                                                and Managing Director of
                                                                Van Kampen Investments
                                                                and its investment
                                                                advisory, distribution
                                                                and other subsidiaries.
                                                                Prior to December 2002,
                                                                President and Chief
                                                                Executive Officer of
                                                                funds in the Fund
                                                                Complex. Prior to May
                                                                1998, Executive Vice
                                                                President and Director of
                                                                Marketing at Morgan
                                                                Stanley and Director of
                                                                Dean Witter, Discover &
                                                                Co. and Dean Witter
                                                                Realty. Prior to 1996,
                                                                Director of Dean Witter
                                                                Reynolds Inc.

Wayne W. Whalen* (64)              Trustee        Trustee       Partner in the law firm          88        Trustee/Director/Managing
333 West Wacker Drive                             since 1998    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                               Meagher & Flom LLP, legal                  in the Fund Complex.
                                                                counsel to funds in the
                                                                Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                          TERM OF
                                                         OFFICE AND
                                     POSITION(S)         LENGTH OF
NAME, AGE AND                         HELD WITH             TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                      TRUST              SERVED      DURING PAST 5 YEARS
Stephen L. Boyd (63)            Vice President           Officer       Managing Director of
2800 Post Oak Blvd.                                      since 1998    Global Research
45th Floor                                                             Investment Management.
Houston, TX 77056                                                      Vice President of funds
                                                                       in the Fund Complex.
                                                                       Prior to December 2002,
                                                                       Chief Investment Officer
                                                                       of Van Kampen Investments
                                                                       and President and Chief
                                                                       Operations Officer of the
                                                                       Adviser and Van Kampen
                                                                       Advisors Inc. Prior to
                                                                       May 2002, Executive Vice
                                                                       President and Chief
                                                                       Investment Officer of
                                                                       funds in the Fund
                                                                       Complex. Prior to May
                                                                       2001, Managing Director
                                                                       and Chief Investment
                                                                       Officer of Van Kampen
                                                                       Investments, and Managing
                                                                       Director and President of
                                                                       the Adviser and Van
                                                                       Kampen Advisors Inc.
                                                                       Prior to December 2000,
                                                                       Executive Vice President
                                                                       and Chief Investment
                                                                       Officer of Van Kampen
                                                                       Investments, and
                                                                       President and Chief
                                                                       Operating Officer of the
                                                                       Adviser. Prior to April
                                                                       2000, Executive Vice
                                                                       President and Chief
                                                                       Investment Officer for
                                                                       Equity Investments of the
                                                                       Adviser. Prior to October
                                                                       1998, Vice President and
                                                                       Senior Portfolio Manager
                                                                       with AIM Capital
                                                                       Management, Inc. Prior to
                                                                       February 1998, Senior
                                                                       Vice President and
                                                                       Portfolio Manager of Van
                                                                       Kampen American Capital
                                                                       Asset Management, Inc.,
                                                                       Van Kampen American
                                                                       Capital Investment
                                                                       Advisory Corp. and Van
                                                                       Kampen American Capital
                                                                       Management, Inc.

Stefanie V. Chang (37)          Vice President           Officer       Executive Director of
1221 Avenue of the Americas                              since 2003    Morgan Stanley Investment
New York, NY 10020                                                     Management. Vice
                                                                       President of funds in the
                                                                       Fund Complex.

Joseph J. McAlinden (61)        Executive Vice           Officer       Managing Director and
1221 Avenue of the Americas     President and Chief      since 2002    Chief Investment Officer
New York, NY 10020              Investment Officer                     of Morgan Stanley
                                                                       Investment Advisors Inc.,
                                                                       Morgan Stanley Investment
                                                                       Management Inc. and
                                                                       Morgan Stanley
                                                                       Investments LP and
                                                                       Director of Morgan
                                                                       Stanley Trust for over 5
                                                                       years. Executive Vice
                                                                       President and Chief
                                                                       Investment Officer of
                                                                       funds in the Fund
                                                                       Complex. Managing
                                                                       Director and Chief
                                                                       Investment Officer of Van
                                                                       Kampen Investments, the
                                                                       Adviser and Van Kampen
                                                                       Advisors Inc. since
                                                                       December 2002.

John R. Reynoldson (50)         Vice President           Officer       Executive Director and
1 Parkview Plaza                                         since 2000    Portfolio Specialist of
P.O. Box 5555                                                          the Adviser and Van
Oakbrook Terrace, IL 60181                                             Kampen Advisors Inc. Vice
                                                                       President of funds in the
                                                                       Fund Complex. Prior to
                                                                       July 2001, Principal and
                                                                       Co-head of the Fixed
                                                                       Income Department of the
                                                                       Adviser and Van Kampen
                                                                       Advisors Inc. Prior to
                                                                       December 2000, Senior
                                                                       Vice President of the
                                                                       Adviser and Van Kampen
                                                                       Advisors Inc. Prior to
                                                                       May 2000, Senior Vice
                                                                       President of the
                                                                       investment grade taxable
                                                                       group for the Adviser.
                                                                       Prior to June 1999,
                                                                       Senior Vice President of
                                                                       the government securities
                                                                       bond group for Asset
                                                                       Management.

Ronald E. Robison (65)          Executive Vice           Officer       Chief Executive Officer
1221 Avenue of the Americas     President and            since 2003    and Chairman of Investor
New York, NY 10020              Principal Executive                    Services. Executive Vice
                                Officer                                President and Principal
                                                                       Executive Officer of
                                                                       funds in the Fund
                                                                       Complex. Chief Global
                                                                       Operations Officer and
                                                                       Managing Director of
                                                                       Morgan Stanley Investment
                                                                       Management Inc. Managing
                                                                       Director of Morgan
                                                                       Stanley. Managing
                                                                       Director and Director of
                                                                       Morgan Stanley Investment
                                                                       Advisors Inc. and Morgan
                                                                       Stanley Services Company
                                                                       Inc. Chief Executive
                                                                       Officer and Director of
                                                                       Morgan Stanley Trust.
                                                                       Vice President of the
                                                                       Morgan Stanley Funds.

A. Thomas Smith III (47)        Vice President and       Officer       Managing Director of
1221 Avenue of the Americas     Secretary                since 1999    Morgan Stanley, Managing
New York, NY 10020                                                     Director and Director of
                                                                       Van Kampen Investments,
                                                                       Director of the Adviser,
                                                                       Van Kampen Advisors Inc.,
                                                                       the Distributor, Investor
                                                                       Services and certain
                                                                       other subsidiaries of Van
                                                                       Kampen Investments.
                                                                       Managing Director and
                                                                       General Counsel-Mutual
                                                                       Funds of Morgan Stanley
                                                                       Investment Advisors, Inc.
                                                                       Vice President and
                                                                       Secretary of funds in the
                                                                       Fund Complex. Prior to
                                                                       July 2001, Managing
                                                                       Director, General
                                                                       Counsel, Secretary and
                                                                       Director of Van Kampen
                                                                       Investments, the Adviser,
                                                                       the Distributor, Investor
                                                                       Services, and certain
                                                                       other subsidiaries of Van
                                                                       Kampen Investments. Prior
                                                                       to December 2000,
                                                                       Executive Vice President,
                                                                       General Counsel,
                                                                       Secretary and Director of
                                                                       Van Kampen Investments,
                                                                       the Adviser, Van Kampen
                                                                       Advisors Inc., the
                                                                       Distributor, Investor
                                                                       Services and certain
                                                                       other subsidiaries of Van
                                                                       Kampen Investments. Prior
                                                                       to January 1999, Vice
                                                                       President and Associate
                                                                       General Counsel to New
                                                                       York Life Insurance
                                                                       Company ("New York
                                                                       Life"), and prior to
                                                                       March 1997, Associate
                                                                       General Counsel of New
                                                                       York Life. Prior to
                                                                       December 1993, Assistant
                                                                       General Counsel of The
                                                                       Dreyfus Corporation.
                                                                       Prior to August 1991,
                                                                       Senior Associate, Willkie
                                                                       Farr & Gallagher. Prior
                                                                       to January 1989, Staff
                                                                       Attorney at the
                                                                       Securities and Exchange
                                                                       Commission, Division of
                                                                       Investment Management,
                                                                       Office of Chief Counsel.

John L. Sullivan (48)           Vice President, Chief    Officer       Director and Managing
1 Parkview Plaza                Financial Officer and    since 1998    Director of Van Kampen
P.O. Box 5555                   Treasurer                              Investments, the Adviser,
Oakbrook Terrace, IL 60181                                             Van Kampen Advisors Inc.
                                                                       and certain other
                                                                       subsidiaries of Van
                                                                       Kampen Investments. Vice
                                                                       President, Chief
                                                                       Financial Officer and
                                                                       Treasurer of funds in the
                                                                       Fund Complex. Head of
                                                                       Fund Accounting for
                                                                       Morgan Stanley Investment
                                                                       Management. Prior to
                                                                       December 2002, Executive
                                                                       Director of Van Kampen
                                                                       Investments, the Adviser
                                                                       and Van Kampen Advisors
                                                                       Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                       Van Kampen Funds Inc.
                                       1 Parkview Plaza, P.O. Box 5555
                                       Oakbrook Terrace, IL 60181-5555
                                       www.vankampen.com

                                 (VAN KAMPEN INVESTMENTS LOGO)

                                       Copyright (C)2004 Van Kampen Funds Inc.
                                       All rights reserved.
                                       Member NASD/SIPC.
                                       LIT ANR COM 2/04 13575A04-AP-1/04

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Emerging Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the portfolio being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the portfolio will achieve its investment objective. The portfolio is subject to market risk, which is the possibility that the market values of securities owned by the portfolio will decline and, therefore, the value of the portfolio shares may be less than what you paid for them. Accordingly, you can lose money investing in this portfolio. Please see the prospectus for more complete information on investment risks.

       The portfolio is being offered through a variable insurance contract.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index from 7/3/95 through 12/31/2003. Class I shares, unadjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN LIT EMERGING GROWTH
                                                                         PORTFOLIO                 RUSSELL 1000(R) GROWTH INDEX
                                                               ------------------------------      ----------------------------
7/95                                                                      10000.00                           10000.00
                                                                          11270.00                           10858.40
12/95                                                                     11710.00                           11353.10
                                                                          12540.00                           11962.60
                                                                          13690.00                           12723.70
                                                                          14180.00                           13182.00
12/96                                                                     13660.00                           13978.00
                                                                          12550.00                           14053.10
                                                                          14850.00                           16711.20
                                                                          17450.00                           17967.10
12/97                                                                     16450.00                           18239.90
                                                                          19037.00                           21003.80
                                                                          20097.00                           21957.30
                                                                          17676.00                           19962.50
12/98                                                                     22628.00                           25300.00
                                                                          25839.00                           26908.40
                                                                          27600.00                           27943.90
                                                                          28800.00                           26920.00
12/99                                                                     46247.00                           33689.40
                                                                          58004.00                           36089.60
                                                                          51647.00                           35115.50
                                                                          55217.00                           33226.90
12/00                                                                     41551.00                           26134.60
                                                                          31969.00                           20672.30
                                                                          32571.00                           22412.90
                                                                          25876.00                           18062.30
12/01                                                                     28466.00                           20797.10
                                                                          26971.00                           20259.00
                                                                          23246.00                           16476.00
                                                                          19752.00                           13997.00
12/02                                                                     19219.00                           14998.20
                                                                          19329.00                           14838.00
                                                                          21796.00                           16960.70
                                                                          22329.00                           17624.60
12/03                                                                     24474.00                           19459.80

Index data source: Bloomberg

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------------
AVERAGE ANNUAL                   CLASS I               CLASS II
TOTAL RETURNS                 since 07/03/95        since 09/18/00

Since Inception                   11.11%               -21.40%

5-year                             1.58                    --

1-year                            27.34                 27.03
-------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and portfolio shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers /reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Life Investment Trust--Emerging Growth Portfolio is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director; Dudley Brickhouse, Executive Director; Janet Luby, Executive Director; David Walker, Executive Director; Matthew Hart, Vice President; and Scott Miller, Associate.

MARKET CONDITIONS

Three years of negative stock-market performance finally ended in 2003. Fueled, in part, by the lowest interest rates in 45 years, stocks gained 29 percent for the year, as measured by the Standard & Poor's 500 Index.

Despite a difficult start to the year, as mixed economic signals and the threat of war with Iraq kept investors subdued about the market's prospects, the recovery took hold by spring. A backdrop of more-positive economic indicators, accomodative monetary policy, and tax incentives helped spur capital spending and rising corporate profits. For the first time in some years, many companies either met or beat their earnings expectations for consecutive quarters.

Furthermore, a steepening yield curve provided an unfavorable environment for bond investors. Because fixed-income securities are interest-rate sensitive--generally speaking, as rates go up, bond prices fall--stock investments became more attractive to investors. Furthermore, many investors believed the Federal Reserve Board would allow rates to creep up as the economy improved, maintaining the appearance that stocks could be more favorable than bonds over the longer term.

Renewed investor optimism helped the stock market shrug off many challenges during the year, including a litany of scandals, from corporate accounting frauds to mutual-fund market timing, as well as the war in Iraq and tense international relations. Expectations for seasonally strong fourth-quarter technology spending, easy comparisons with last year's weak fourth quarter, and the anniversary of tighter accounting standards helped sustain the market's upward momentum through the end of the year.

In this environment, cyclical stocks, those most strongly tied to economic movements, tended to outperform. Basic materials, technology, and consumer discretionary were among the market's top-performing sectors in the past 12 months. In contrast, defensive sectors such as health care, energy, and utilities--those that had held up relatively well during the market's three-year decline--now lagged the market averages.

PERFORMANCE ANALYSIS

The portfolio returned a robust 27.34 percent (Class I shares unadjusted for sales charge) during the 12-month period. The period was strong for equities, in general, as the portfolio's benchmark, the Russell 1000(R) Growth Index, posted a gain of 29.75 percent.

The portfolio's return was generated in an environment that supported our discipline. Historically, our discipline has worked well during economic recoveries. During the reporting period, a stronger economy created greater demand for products and services, and cost cutting helped profit margins improve. This, in turn, helped earnings estimates and valuations rise, as analysts and investors became more optimistic about a company's prospects. During the period, we found many more opportunities turning up in our stock-screening process than we had seen in some time, though we remained as selective as ever when considering stocks for purchase.

Although the improving market conditions helped the portfolio's returns gain traction, December was a disappointing finish to what had looked to be a very solid year. During the month, we saw an almost panicked rotation out of semiconductor, retail, and many other high-growth stocks. These stocks' strong gains in October and November, and also in the year overall, prompted investors to take profits in December. The portfolio's overweight positions in these groups, combined with an underweight in the lower-growth health-care and industrial stocks, took a late toll on the portfolio's monthly return relative to the benchmark.

Nonetheless, the portfolio enjoyed strong performance from many of its holdings for the year overall. The top performers for 2003 were Internet retailer Amazon.com, online auction site eBay, wireless provider Nextel Communications, chip maker Intel, and Internet portal Yahoo. Amazon, eBay, and Yahoo benefited from strong consumer spending, and these dot-com survivors have taken market share in their respective spaces. A new personal-computer cycle fueled demand for Intel's processing chips. Nextel's shares advanced on expectations that the new wireless-phone-number portability


TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

------------------------------------------------
                           RUSSELL 1000(R)
      CLASS I   CLASS II    GROWTH INDEX
      27.34%     27.03%        29.75%
------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and an index definition.

(1)Team members may change at any time without notice.

regulations would benefit this carrier, which has a reputation for superior customer service. In addition, Nextel has been a standout among its competitors with "Push to Talk," Nextel's walkie-talkie-like cell phone technology.

The portfolio's largest detractors were Kraft and Verizon Communications. Kraft missed its earnings guidance in January because of higher-than-expected pension expenses, a weak business environment, and sluggish international sales. We did not expect the negative news but viewed it as significant. We sold the entire position within the next two days. We also sold a position in wireless carrier Verizon when their new, aggressive marketing campaign did not generate the rise in earnings we had expected.

We remain committed to pursuing long-term capital appreciation and maintaining the portfolio's investment discipline throughout changing market conditions. We continue to diligently seek stocks that we believe have above-average growth potential, those that exhibit rising earnings expectations and/or rising valuations.

There is no guarantee that the securities mentioned will continue to perform well or be held by the portfolio in the future.

PROXY VOTING POLICIES AND PROCEDURES

A description of the portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 10 HOLDINGS AS OF 12/31/03
Cisco Systems Inc                                    3.1%
Intel Corp                                           2.8
Nextel Communications Inc                            2.3
Dell Computer Corp                                   2.2
VERITAS Software Corp                                2.0
Genentech Inc                                        2.0
International Game Technology                        1.9
eBay Inc                                             1.9
Yahoo! Inc                                           1.8
Texas Instruments Inc                                1.6
TOP 10 INDUSTRIES AS OF 12/31/03
Semiconductors                                      13.7%
Communications Equipment                             7.1
Biotechnology                                        6.3
Systems Software                                     5.3
Investment Banking & Brokerage                       3.8
Pharmaceuticals                                      3.6
Semiconductor Equipment                              3.5
Health Care Equipment                                3.4
Internet Retail                                      3.4
Restaurants                                          2.8

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                             BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
COMMON STOCKS  92.4%
AEROSPACE & DEFENSE  1.0%
United Technologies Corp. .............   50,000    $  4,738,500
                                                    ------------

ALUMINUM  1.3%
Alcoa, Inc. ...........................  160,000       6,080,000
                                                    ------------

APPAREL & ACCESSORIES  0.9%
Coach, Inc. (a)........................  120,000       4,530,000
                                                    ------------
APPAREL RETAIL  1.2%
Chico's FAS, Inc. (a)..................   30,000       1,108,500
Gap, Inc. .............................  195,000       4,525,950
                                                    ------------
                                                       5,634,450
                                                    ------------
APPLICATION SOFTWARE  1.0%
SAP AG--ADR (Germany)..................  113,500       4,717,060
                                                    ------------
AUTO PARTS & EQUIPMENT  0.3%
Advanced Auto Parts, Inc. (a)..........   20,000       1,628,000
                                                    ------------
AUTOMOBILE MANUFACTURERS  1.1%
General Motors Corp. ..................   95,000       5,073,000
                                                    ------------
BIOTECHNOLOGY  5.8%
Amgen, Inc. (a)........................   40,000       2,472,000
Celgene Corp. (a)......................   80,000       3,601,600
Chiron Corp. (a).......................  125,000       7,123,750
Genentech, Inc. (a)....................   95,000       8,889,150
Genzyme Corp. (a)......................   65,000       3,207,100
Invitrogen Corp. (a)...................   40,000       2,800,000
                                                    ------------
                                                      28,093,600
                                                    ------------
BROADCASTING & CABLE TV  0.5%
Univision Communications, Inc., Class A
  (a)..................................   60,000       2,381,400
                                                    ------------
CASINOS & GAMING  2.4%
International Game Technology..........  240,000       8,568,000
Mandalay Resort Group..................   65,000       2,906,800
                                                    ------------
                                                      11,474,800
                                                    ------------
COMMUNICATIONS EQUIPMENT  6.6%
ADTRAN, Inc. ..........................   60,000       1,860,000
Cisco Systems, Inc. (a)................  570,000      13,845,300
Corning, Inc. (a)......................  450,000       4,693,500
Foundry Networks, Inc. (a).............   90,000       2,462,400
Juniper Networks, Inc. (a).............  245,000       4,576,600
QUALCOMM, Inc. ........................   80,000       4,314,400
                                                    ------------
                                                      31,752,200
                                                    ------------
COMPUTER & ELECTRONICS RETAIL  1.4%
Best Buy Co., Inc. (a).................  130,000       6,791,200
                                                    ------------

COMPUTER HARDWARE  2.0%
Dell, Inc. (a).........................  290,000       9,848,400
                                                    ------------
COMPUTER STORAGE & PERIPHERALS  1.0%
EMC Corp. (a)..........................  390,000       5,038,800
                                                    ------------

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
CONSTRUCTION & FARM MACHINERY  1.0%
Deere & Co. ...........................   75,000    $  4,878,750
                                                    ------------

CONSUMER ELECTRONICS  0.3%
Harman International Industries,
  Inc. ................................   20,000       1,479,600
                                                    ------------

CONSUMER FINANCE  0.7%
American Express Co. ..................   65,000       3,134,950
                                                    ------------

DIVERSIFIED CHEMICALS  1.0%
Dow Chemical Co. ......................  115,000       4,780,550
                                                    ------------

DIVERSIFIED COMMERCIAL SERVICES  1.8%
Apollo Group, Inc., Class A (a)........   67,500       4,590,000
Cendant Corp. (a)......................  175,000       3,897,250
                                                    ------------
                                                       8,487,250
                                                    ------------
DRUG RETAIL  1.3%
CVS Corp. .............................   65,000       2,347,800
Walgreen Co. ..........................  110,000       4,001,800
                                                    ------------
                                                       6,349,600
                                                    ------------
FOOTWEAR  1.1%
Nike, Inc., Class B....................   80,000       5,476,800
                                                    ------------

GOLD  1.0%
Newmont Mining Corp. ..................   95,000       4,617,950
                                                    ------------

HEALTH CARE EQUIPMENT  3.1%
Boston Scientific Corp. (a)............  160,000       5,881,600
Stryker Corp. .........................   30,000       2,550,300
Zimmer Holdings, Inc. (a)..............   95,000       6,688,000
                                                    ------------
                                                      15,119,900
                                                    ------------
HOME ENTERTAINMENT SOFTWARE  0.6%
Electronic Arts, Inc. (a)..............   65,000       3,105,700
                                                    ------------

HOME IMPROVEMENT RETAIL  1.9%
Home Depot, Inc. ......................  130,000       4,613,700
Lowe's Co., Inc. ......................   80,000       4,431,200
                                                    ------------
                                                       9,044,900
                                                    ------------
HOMEBUILDING  1.6%
Centex Corp. ..........................   30,000       3,229,500
Lennar Corp., Class A..................   45,000       4,320,000
                                                    ------------
                                                       7,549,500
                                                    ------------
HOUSEHOLD PRODUCTS  0.9%
Procter & Gamble Co. ..................   45,000       4,494,600
                                                    ------------

INDUSTRIAL CONGLOMERATES  1.2%
3M Co. ................................   65,000       5,526,950
                                                    ------------

INTEGRATED OIL & GAS  1.1%
ChevronTexaco Corp. ...................   60,000       5,183,400
                                                    ------------

INTERNET RETAIL  3.2%
Amazon.com, Inc. (a)...................  130,000       6,843,200
eBay, Inc. (a).........................  130,000       8,396,700
                                                    ------------
                                                      15,239,900
                                                    ------------

 4                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
INTERNET SOFTWARE & SERVICES  1.7%
Yahoo!, Inc. (a).......................  180,000    $  8,130,600
                                                    ------------

INVESTMENT BANKING & BROKERAGE  3.5%
Ameritrade Holding Corp. (a)...........  125,000       1,758,750
Goldman Sachs Group, Inc. .............   45,000       4,442,850
Lehman Brothers Holdings, Inc. ........   65,000       5,019,300
Merrill Lynch & Co., Inc. .............   95,000       5,571,750
                                                    ------------
                                                      16,792,650
                                                    ------------
IT CONSULTING & OTHER SERVICES  0.4%
Cognizant Technology Solutions Corp.,
  Class A (a)..........................   45,000       2,053,800
                                                    ------------
MANAGED HEALTH CARE  1.0%
UnitedHealth Group, Inc. ..............   82,000       4,770,760
                                                    ------------

MOVIES & ENTERTAINMENT  1.4%
News Corp., LTD.--ADR (Australia)......   65,000       2,346,500
Walt Disney Co. .......................  195,000       4,549,350
                                                    ------------
                                                       6,895,850
                                                    ------------
OIL & GAS EQUIPMENT & SERVICES  2.0%
Schlumberger Ltd. .....................   90,000       4,924,800
Smith International, Inc. (a)..........  110,000       4,567,200
                                                    ------------
                                                       9,492,000
                                                    ------------
OIL & GAS EXPLORATION &
  PRODUCTION  1.4%
Apache Corp. ..........................   60,000       4,866,000
XTO Energy, Inc. ......................   65,000       1,839,500
                                                    ------------
                                                       6,705,500
                                                    ------------
PHARMACEUTICALS  3.3%
Abbott Laboratories....................   35,000       1,631,000
Forest Laboratories, Inc. (a)..........   65,000       4,017,000
GlaxoSmithKline Plc--ADR (United
  Kingdom).............................   45,000       2,097,900
Pfizer, Inc. ..........................  130,000       4,592,900
Teva Pharmaceutical Industries, Ltd.--
  ADR (Israel).........................   65,000       3,686,150
                                                    ------------
                                                      16,024,950
                                                    ------------
RESTAURANTS  2.5%
McDonald's Corp. ......................  225,000       5,586,750
Starbucks Corp. (a)....................  125,000       4,132,500
Wendy's International, Inc. ...........   65,000       2,550,600
                                                    ------------
                                                      12,269,850
                                                    ------------
SEMICONDUCTOR EQUIPMENT  3.2%
Applied Materials, Inc. (a)............  315,000       7,071,750
Lam Research Corp. (a).................   95,000       3,068,500
Novellus Systems, Inc. (a).............  130,000       5,466,500
                                                    ------------
                                                      15,606,750
                                                    ------------
SEMICONDUCTORS  12.6%
Analog Devices, Inc. ..................  145,000       6,619,250
Broadcom Corp., Class A (a)............  215,000       7,329,350

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
SEMICONDUCTORS (CONTINUED)
Intel Corp. ...........................  385,000    $ 12,397,000
International Rectifier Corp. (a)......   65,000       3,211,650
Linear Technology Corp. ...............  105,000       4,417,350
Microchip Technology, Inc. ............  130,000       4,336,800
National Semiconductor Corp. (a).......  125,000       4,926,250
Omnivision Technologies, Inc. (a)......   30,000       1,657,500
PMC-Sierra, Inc. (a)...................  125,000       2,518,750
Texas Instruments, Inc. ...............  250,000       7,345,000
Xilinx, Inc. (a).......................  160,000       6,198,400
                                                    ------------
                                                      60,957,300
                                                    ------------
SOFT DRINKS  1.0%
Coca-Cola Co. .........................   95,000       4,821,250
                                                    ------------

SPECIALTY STORES  2.2%
Bed Bath & Beyond, Inc. (a)............   75,000       3,251,250
Staples, Inc. (a)......................  160,000       4,368,000
Tiffany & Co. .........................   25,000       1,130,000
Williams-Sonoma, Inc. (a)..............   50,000       1,738,500
                                                    ------------
                                                      10,487,750
                                                    ------------
SYSTEMS SOFTWARE  4.9%
Adobe Systems, Inc. ...................  115,000       4,519,500
Microsoft Corp. .......................  170,000       4,681,800
Symantec Corp. (a).....................  160,000       5,544,000
VERITAS Software Corp. (a).............  245,000       9,104,200
                                                    ------------
                                                      23,849,500
                                                    ------------
THRIFTS & MORTGAGE FINANCE  0.9%
Countrywide Financial Corp. ...........   60,000       4,551,000
                                                    ------------

WIRELESS TELECOMMUNICATION
  SERVICES  2.1%
Nextel Communications, Inc., Class A
  (a)..................................  365,000      10,241,900
                                                    ------------

TOTAL LONG-TERM INVESTMENTS  92.4%
  (Cost $353,619,902)...........................     445,903,120
REPURCHASE AGREEMENT  7.8%
UBS Securities ($37,783,000 par collateralized
  by U.S. Government obligations in a pooled
  cash account, dated 12/31/03, to be sold on
  01/02/04 at $37,784,763)
  (Cost $37,783,000)............................      37,783,000
                                                    ------------

TOTAL INVESTMENTS  100.2%
  (Cost $391,402,902)...........................     483,686,120
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...      (1,108,867)
                                                    ------------

NET ASSETS  100.0%..............................    $482,577,253
                                                    ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              5

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $391,402,902).......................    $ 483,686,120
Receivables:
  Investments Sold..........................................        1,410,681
  Portfolio Shares Sold.....................................          676,344
  Dividends.................................................          155,304
  Interest..................................................            4,890
Other.......................................................           73,130
                                                                -------------
    Total Assets............................................      486,006,469
                                                                -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        2,279,897
  Portfolio Shares Repurchased..............................          563,777
  Investment Advisory Fee...................................          280,553
  Distributor and Affiliates................................           94,816
  Custodian Bank............................................              665
Accrued Expenses............................................          110,546
Trustees' Deferred Compensation and Retirement Plans........           98,962
                                                                -------------
    Total Liabilities.......................................        3,429,216
                                                                -------------
NET ASSETS..................................................    $ 482,577,253
                                                                =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $ 823,986,835
Net Unrealized Appreciation.................................       92,283,218
Accumulated Net Investment Loss.............................          (95,483)
Accumulated Net Realized Loss...............................     (433,597,317)
                                                                -------------
NET ASSETS..................................................    $ 482,577,253
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:....................................................
  Class I Shares (Based on net assets of $263,526,822 and
  10,842,005 shares of beneficial interest issued and
  outstanding)..............................................    $       24.31
                                                                =============
  Class II Shares (Based on net assets of $219,050,431 and
  9,053,294 shares of beneficial interest issued and
  outstanding)..............................................    $       24.20
                                                                =============

 6                                             See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $6,683)......  $ 1,740,059
Interest....................................................      316,246
                                                              -----------
    Total Income............................................    2,056,305
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,849,140
Distribution (12b-1) and Service Fees.......................      407,948
Custody.....................................................       51,945
Trustees' Fees and Related Expenses.........................       20,619
Legal.......................................................       17,358
Other.......................................................      209,081
                                                              -----------
    Total Expenses..........................................    3,556,091
    Less Credits Earned on Cash Balances....................          211
                                                              -----------
    Net Expenses............................................    3,555,880
                                                              -----------
NET INVESTMENT LOSS.........................................  $(1,499,575)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $11,668,788
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    5,242,891
  End of the Period.........................................   92,283,218
                                                              -----------
Net Unrealized Appreciation During the Period...............   87,040,327
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $98,709,115
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $97,209,540
                                                              ===========

See Notes to Financial Statements                                              7

Statements of Changes in Net Assets

                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $  (1,499,575)          $  (1,001,376)
Net Realized Gain/Loss......................................         11,668,788            (140,151,242)
Net Unrealized Appreciation/ Depreciation During the
  Period....................................................         87,040,327             (34,588,455)
                                                                  -------------           -------------
Change in Net Assets from Operations........................         97,209,540            (175,741,073)
                                                                  -------------           -------------

Distributions from Net Investment Income:
  Class I Shares............................................                -0-              (1,109,643)
  Class II Shares...........................................                -0-                 (63,743)
                                                                  -------------           -------------

Total Distributions.........................................                -0-              (1,173,386)
                                                                  -------------           -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         97,209,540            (176,914,459)
                                                                  -------------           -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        152,949,350             162,109,483
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................                -0-               1,173,386
Cost of Shares Repurchased..................................       (120,970,085)           (152,920,570)
                                                                  -------------           -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         31,979,265              10,362,299
                                                                  -------------           -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        129,188,805            (166,552,160)
NET ASSETS:
Beginning of the Period.....................................        353,388,448             519,940,608
                                                                  -------------           -------------
End of the Period (Including accumulated net investment loss
  of $95,483 and $95,576, respectively).....................      $ 482,577,253           $ 353,388,448
                                                                  =============           =============

 8                                             See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                     YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------------
                                                                2003 (a)       2002 (a)        2001          2000          1999
                                                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $19.09        $ 28.36        $ 41.44       $ 46.22       $ 22.62
                                                                 ------        -------        -------       -------       -------
  Net Investment Income/Loss................................       (.06)          (.04)           .08           .04          (.01)
  Net Realized and Unrealized Gain/Loss.....................       5.28          (9.15)        (13.13)        (4.67)        23.61
                                                                 ------        -------        -------       -------       -------
Total from Investment Operations............................       5.22          (9.19)        (13.05)        (4.63)        23.60
                                                                 ------        -------        -------       -------       -------
Less:
  Distributions from Net Investment Income..................        -0-            .08            .03           -0-           -0-
  Distributions from Net Realized Gain......................        -0-            -0-            -0-           .15           -0-
                                                                 ------        -------        -------       -------       -------
Total Distributions.........................................        -0-            .08            .03           .15           -0-
                                                                 ------        -------        -------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........................     $24.31        $ 19.09        $ 28.36       $ 41.44       $ 46.22
                                                                 ------        -------        -------       -------       -------

Total Return*...............................................     27.34%        -32.48%        -31.49%       -10.15%       104.38%
Net Assets at End of the Period (In millions)...............     $263.5        $ 229.3        $ 398.4       $ 602.6       $ 263.5
Ratio of Expenses to Average Net Assets*....................       .77%           .78%           .76%          .75%          .85%
Ratio of Net Investment Income/Loss to Average Net
  Assets*...................................................      (.27%)         (.15%)          .26%          .09%         (.17%)
Portfolio Turnover..........................................       170%           234%           174%          108%           96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................        N/A            N/A            N/A           N/A          .88%
   Ratio of Net Investment Loss to Average Net Assets.......        N/A            N/A            N/A           N/A         (.20%)

(a) Based on average shares outstanding.

N/A=Not Applicable.

See Notes to Financial Statements                                              9

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                            SEPTEMBER 18, 2000
                                                                                                              (COMMENCEMENT
                                                                       YEAR ENDED DECEMBER 31,                OF INVESTMENT
CLASS II SHARES                                                 -------------------------------------         OPERATIONS) TO
                                                                2003 (a)       2002 (a)        2001         DECEMBER 31, 2000
                                                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 19.05        $ 28.30        $ 41.41            $ 53.39
                                                                -------        -------        -------            -------
  Net Investment Income/Loss................................       (.11)          (.09)          (.03)               .01
  Net Realized and Unrealized Gain/Loss.....................       5.26          (9.15)        (13.08)            (11.99)
                                                                -------        -------        -------            -------
Total from Investment Operations............................       5.15          (9.24)        (13.11)            (11.98)
Less Distributions from Net Investment Income...............        -0-            .01            -0-                -0-
                                                                -------        -------        -------            -------
NET ASSET VALUE, END OF THE PERIOD..........................    $ 24.20        $ 19.05        $ 28.30            $ 41.41
                                                                =======        =======        =======            =======

Total Return (b)............................................     27.03%        -32.65%        -31.66%            -22.44%*
Net Assets at End of the Period (In millions)...............    $ 219.1        $ 124.1        $ 121.6            $  51.5
Ratio of Expenses to Average Net Assets.....................      1.02%          1.03%          1.01%              1.00%
Ratio of Net Investment Income/Loss to Average Net Assets...      (.52%)         (.40%)         (.10%)              .16%
Portfolio Turnover..........................................       170%           234%           174%               108%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 10                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Emerging Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Portfolio had an accumulated capital loss carryforward for tax purposes of $430,566,345 which will expire between December 31, 2008 and 2011.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $394,433,874
                                                                ============
Gross tax unrealized appreciation...........................      90,772,305
Gross tax unrealized depreciation...........................      (1,520,059)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 89,252,246
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                              2003       2002
Distributions paid from:
  Ordinary income...........................................  $-0-    $1,173,386
  Long-term capital gain....................................   -0-           -0-
                                                              ----    ----------
                                                              $-0-    $1,173,386
                                                              ====    ==========

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the Portfolio's investment in other regulated investment companies totaling $10,302 has been reclassified from accumulated net investment loss to accumulated net realized loss. Additionally, a permanent difference relating to a net operating loss totaling $1,489,366 was reclassified from accumulated net investment loss to capital.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Portfolio's custody fee was reduced by $211 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% and 1.10% for Class I and II, respectively. For the year ended December 31, 2003, the Advisor did not voluntarily waive any of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $17,400, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Portfolio, of which a trustee of the Portfolio is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $32,600, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which is reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $17,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those funds selected by the trustees. Investments in such funds of $54,768 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2003, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of Van Kampen, totaling $29,530.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $557,577,211 and $266,409,624 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class I...................................................   3,374,369    $  74,934,316
  Class II..................................................   3,562,387       78,015,034
                                                              ----------    -------------
Total Sales.................................................   6,936,756    $ 152,949,350
                                                              ==========    =============
Dividend Reinvestment:
  Class I...................................................         -0-    $          0-
  Class II..................................................         -0-              -0-
                                                              ----------    -------------
Total Dividend Reinvestment.................................         -0-    $          0-
                                                              ==========    =============
Repurchases:
  Class I...................................................  (4,546,246)   $ (99,173,031)
  Class II..................................................  (1,024,822)     (21,797,054)
                                                              ----------    -------------
Total Repurchases...........................................  (5,571,068)   $(120,970,085)
                                                              ==========    =============

    At December 31, 2002, capital aggregated $582,629,242 and $210,867,694 for Classes I and II, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class I...................................................   3,386,765    $  83,792,726
  Class II..................................................   3,262,703       78,316,757
                                                              ----------    -------------
Total Sales.................................................   6,649,468    $ 162,109,483
                                                              ==========    =============
Dividend Reinvestment:
  Class I...................................................      41,429    $   1,109,643
  Class II..................................................       2,378           63,743
                                                              ----------    -------------
Total Dividend Reinvestment.................................      43,807    $   1,173,386
                                                              ==========    =============
Repurchases:
  Class I...................................................  (5,463,729)   $(129,385,371)
  Class II..................................................  (1,045,355)     (23,535,199)
                                                              ----------    -------------
Total Repurchases...........................................  (6,509,084)   $(152,920,570)
                                                              ==========    =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $671,340,794 and $641,697,216, respectively.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Emerging Growth Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Emerging Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Emerging Growth Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIFE INVESTMENT TRUST
EMERGING GROWTH PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (58)              Trustee        Trustee       Chairman and Chief               88        Trustee/Director/Managing
Blistex Inc.                                   since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)          Trustee        Trustee       Private investor.                86        Trustee/Director/Managing
1632 Morning Mountain Road                     since 1991    Co-founder, and prior to                   General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                     in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

Jerry D. Choate (65)            Trustee        Trustee       Prior to January 1999,           86        Trustee/Director/Managing
33971 Selva Road                               since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                    Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                       Director of Amgen Inc., a
                                                             ("Allstate") and Allstate                  biotechnological company,
                                                             Insurance Company. Prior                   and Director of Valero
                                                             to January 1995,                           Energy Corporation, an
                                                             President and Chief                        independent refining
                                                             Executive Officer of                       company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (63)               Trustee        Trustee       President of CAC, llc., a        88        Trustee/Director/Managing
CAC, llc.                                      since 2003    private company offering                   General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                     in the Fund Complex.
Suite 980                                                    management advisory                        Director of Stericycle,
San Diego, CA 92122-6223                                     services. Prior to July                    Inc., TheraSense, Inc.,
                                                             2000, Managing Partner of                  Ventana Medical Systems,
                                                             Equity Group Corporate                     Inc., GATX Corporation
                                                             Investment (EGI), a                        and Trustee of The
                                                             company that makes                         Scripps Research
                                                             private investments in                     Institute and the
                                                             other companies.                           University of Chicago
                                                                                                        Hospitals and Health
                                                                                                        Systems. Prior to January
                                                                                                        2004, Director of
                                                                                                        TeleTech Holdings Inc.
                                                                                                        and Arris Group, Inc.
                                                                                                        Prior to May 2002,
                                                                                                        Director of Peregrine
                                                                                                        Systems Inc. Prior to
                                                                                                        February 2001, Vice
                                                                                                        Chairman and Director of
                                                                                                        Anixter International,
                                                                                                        Inc. and IMC Global Inc.
                                                                                                        Prior to July 2000,
                                                                                                        Director of Allied Riser
                                                                                                        Communications Corp.,
                                                                                                        Matria Healthcare Inc.,
                                                                                                        Transmedia Networks,
                                                                                                        Inc., CNA Surety, Corp.
                                                                                                        and Grupo Azcarero Mexico
                                                                                                        (GAM). Prior to April
                                                                                                        1999, Director of Metal
                                                                                                        Management, Inc.

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (55)         Trustee        Trustee       Managing Partner of              86        Trustee/Director/Managing
Heidrick & Struggles                           since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                       executive search firm.                     in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)           Trustee        Trustee       Director and President of        86        Trustee/Director/Managing
11 DuPont Circle, N.W.                         since 1995    the German Marshall Fund                   General Partner of funds
Washington, D.C. 20016                                       of the United States, an                   in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (68)              Trustee        Trustee       Prior to 1998, President         88        Trustee/Director/Managing
736 North Western Avenue                       since 2003    and Chief Executive                        General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                     in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                      Director of the Lake
                                                             investment holding                         Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

Jack E. Nelson (67)             Trustee        Trustee       President of Nelson              86        Trustee/Director/Managing
423 Country Club Drive                         since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                          in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (63)       Trustee        Trustee       President Emeritus and           88        Trustee/Director/Managing
1126 E. 59th Street                            since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                            University of Chicago and                  in the Fund Complex.
                                                             the Adam Smith                             Director of Winston
                                                             Distinguished Service                      Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey, P.H.D.      Trustee        Trustee       Currently with Paladin           86        Trustee/Director/Managing
(62)                                           since 1999    Capital Group-Paladin                      General Partner of funds
2001 Pennsylvania Avenue                                     Homeland Security Fund                     in the Fund Complex.
Suite 400                                                    since November 2003.                       Director of Neurogen
Washington, DC 20006                                         Previously, Chief                          Corporation, a
                                                             Communications Officer of                  pharmaceutical company,
                                                             the National Academy of                    since January 1998.
                                                             Sciences/National
                                                             Research Council, an
                                                             independent, federally
                                                             chartered policy
                                                             institution, since 2001
                                                             and Chief Operating
                                                             Officer from 1993 to
                                                             2001. Director of the
                                                             Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES:*

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Mitchell M. Merin* (50)         Trustee,       Trustee       President and Chief              86        Trustee/Director/Managing
1221 Avenue of the Americas     President      since         Executive Officer of                       General Partner of funds
New York, NY 10020              and Chief      1999;         funds in the Fund                          in the Fund Complex.
                                Executive      President     Complex. Chairman,
                                Officer        and Chief     President, Chief
                                               Executive     Executive Officer and
                                               Officer       Director of the Adviser
                                               since 2002    and Van Kampen Advisors
                                                             Inc. since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

Richard F. Powers, III* (57)    Trustee        Trustee       Advisory Director of             88        Trustee/Director/Managing
1 Parkview Plaza                               since 1999    Morgan Stanley. Prior to                   General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                   in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.

Wayne W. Whalen* (64)           Trustee        Trustee       Partner in the law firm          88        Trustee/Director/Managing
333 West Wacker Drive                          since 1995    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                            Meagher & Flom LLP, legal                  in the Fund Complex.
                                                             counsel to funds in the
                                                             Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                            TERM OF
                                                           OFFICE AND
                                      POSITION(S)          LENGTH OF
NAME, AGE AND                          HELD WITH              TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                       TRUST               SERVED      DURING PAST 5 YEARS
Stephen L. Boyd (63)            Vice President             Officer       Managing Director of
2800 Post Oak Blvd.                                        since 1998    Global Research
45th Floor                                                               Investment Management.
Houston, TX 77056                                                        Vice President of funds
                                                                         in the Fund Complex.
                                                                         Prior to December 2002,
                                                                         Chief Investment Officer
                                                                         of Van Kampen Investments
                                                                         and President and Chief
                                                                         Operations Officer of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2002, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Prior to May
                                                                         2001, Managing Director
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and Managing
                                                                         Director and President of
                                                                         the Adviser and Van
                                                                         Kampen Advisors Inc.
                                                                         Prior to December 2000,
                                                                         Executive Vice President
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and
                                                                         President and Chief
                                                                         Operating Officer of the
                                                                         Adviser. Prior to April
                                                                         2000, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer for
                                                                         Equity Investments of the
                                                                         Adviser. Prior to October
                                                                         1998, Vice President and
                                                                         Senior Portfolio Manager
                                                                         with AIM Capital
                                                                         Management, Inc. Prior to
                                                                         February 1998, Senior
                                                                         Vice President and
                                                                         Portfolio Manager of Van
                                                                         Kampen American Capital
                                                                         Asset Management, Inc.,
                                                                         Van Kampen American
                                                                         Capital Investment
                                                                         Advisory Corp. and Van
                                                                         Kampen American Capital
                                                                         Management, Inc.

Stefanie V. Chang (37)          Vice President             Officer       Executive Director of
1221 Avenue of the Americas                                since 2003    Morgan Stanley Investment
New York, NY 10020                                                       Management. Vice
                                                                         President of funds in the
                                                                         Fund Complex.

Joseph J. McAlinden (61)        Executive Vice             Officer       Managing Director and
1221 Avenue of the Americas     President and Chief        since 2002    Chief Investment Officer
New York, NY 10020              Investment Officer                       of Morgan Stanley
                                                                         Investment Advisors Inc.,
                                                                         Morgan Stanley Investment
                                                                         Management Inc. and
                                                                         Morgan Stanley
                                                                         Investments LP and
                                                                         Director of Morgan
                                                                         Stanley Trust for over 5
                                                                         years. Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Managing
                                                                         Director and Chief
                                                                         Investment Officer of Van
                                                                         Kampen Investments, the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. since
                                                                         December 2002.

John R. Reynoldson (50)         Vice President             Officer       Executive Director and
1 Parkview Plaza                                           since 2000    Portfolio Specialist of
P.O. Box 5555                                                            the Adviser and Van
Oakbrook Terrace, IL 60181                                               Kampen Advisors Inc. Vice
                                                                         President of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Principal and
                                                                         Co-head of the Fixed
                                                                         Income Department of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         December 2000, Senior
                                                                         Vice President of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2000, Senior Vice
                                                                         President of the
                                                                         investment grade taxable
                                                                         group for the Adviser.
                                                                         Prior to June 1999,
                                                                         Senior Vice President of
                                                                         the government securities
                                                                         bond group for Asset
                                                                         Management.

Ronald E. Robison (65)          Executive Vice             Officer       Chief Executive Officer
1221 Avenue of the Americas     President and              since 2003    and Chairman of Investor
New York, NY 10020              Principal Executive                      Services. Executive Vice
                                Officer                                  President and Principal
                                                                         Executive Officer of
                                                                         funds in the Fund
                                                                         Complex. Chief Global
                                                                         Operations Officer and
                                                                         Managing Director of
                                                                         Morgan Stanley Investment
                                                                         Management Inc. Managing
                                                                         Director of Morgan
                                                                         Stanley. Managing
                                                                         Director and Director of
                                                                         Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan
                                                                         Stanley Services Company
                                                                         Inc. Chief Executive
                                                                         Officer and Director of
                                                                         Morgan Stanley Trust.
                                                                         Vice President of the
                                                                         Morgan Stanley Funds.

A. Thomas Smith III (47)        Vice President and         Officer       Managing Director of
1221 Avenue of the Americas     Secretary                  since 1999    Morgan Stanley, Managing
New York, NY 10020                                                       Director and Director of
                                                                         Van Kampen Investments,
                                                                         Director of the Adviser,
                                                                         Van Kampen Advisors Inc.,
                                                                         the Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments.
                                                                         Managing Director and
                                                                         General Counsel-Mutual
                                                                         Funds of Morgan Stanley
                                                                         Investment Advisors, Inc.
                                                                         Vice President and
                                                                         Secretary of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Managing
                                                                         Director, General
                                                                         Counsel, Secretary and
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser,
                                                                         the Distributor, Investor
                                                                         Services, and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to December 2000,
                                                                         Executive Vice President,
                                                                         General Counsel,
                                                                         Secretary and Director of
                                                                         Van Kampen Investments,
                                                                         the Adviser, Van Kampen
                                                                         Advisors Inc., the
                                                                         Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to January 1999, Vice
                                                                         President and Associate
                                                                         General Counsel to New
                                                                         York Life Insurance
                                                                         Company ("New York
                                                                         Life"), and prior to
                                                                         March 1997, Associate
                                                                         General Counsel of New
                                                                         York Life. Prior to
                                                                         December 1993, Assistant
                                                                         General Counsel of The
                                                                         Dreyfus Corporation.
                                                                         Prior to August 1991,
                                                                         Senior Associate, Willkie
                                                                         Farr & Gallagher. Prior
                                                                         to January 1989, Staff
                                                                         Attorney at the
                                                                         Securities and Exchange
                                                                         Commission, Division of
                                                                         Investment Management,
                                                                         Office of Chief Counsel.

John L. Sullivan (48)           Vice President, Chief      Officer       Director and Managing
1 Parkview Plaza                Financial Officer and      since 1996    Director of Van Kampen
P.O. Box 5555                   Treasurer                                Investments, the Adviser,
Oakbrook Terrace, IL 60181                                               Van Kampen Advisors Inc.
                                                                         and certain other
                                                                         subsidiaries of Van
                                                                         Kampen Investments. Vice
                                                                         President, Chief
                                                                         Financial Officer and
                                                                         Treasurer of funds in the
                                                                         Fund Complex. Head of
                                                                         Fund Accounting for
                                                                         Morgan Stanley Investment
                                                                         Management. Prior to
                                                                         December 2002, Executive
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser
                                                                         and Van Kampen Advisors
                                                                         Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                       Van Kampen Funds Inc.
                                       1 Parkview Plaza, P.O. Box 5555
                                       Oakbrook Terrace, IL 60181-5555
                                       www.vankampen.com

                                 (VAN KAMPEN INVESTMENTS LOGO)

                                       Copyright (C)2004 Van Kampen Funds Inc.
                                       All rights reserved.
                                       Member NASD/SIPC.
                                       LIT ANR EMG 2/04 13563B04-AP-2/04

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Enterprise Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the portfolio being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the portfolio will achieve its investment objective. The portfolio is subject to market risk, which is the possibility that the market values of securities owned by the portfolio will decline and, therefore, the value of the portfolio shares may be less than what you paid for them. Accordingly, you can lose money investing in this portfolio. Please see the prospectus for more complete information on investment risks.

       The portfolio is being offered through a variable insurance contract.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index and the S&P 500 Index from 12/31/93 through 12/31/2003. Class I shares, unadjusted for sales charges.
(LINE GRAPH)

                                                     VAN KAMPEN LIT          RUSSELL 1000(R) GROWTH
                                                  ENTERPRISE PORTFOLIO                INDEX                   S&P 500 INDEX
                                                  --------------------       ----------------------           -------------
12/93                                                   10000.00                    10000.00                    10000.00
                                                         9691.00                     9558.92                     9620.77
                                                         9559.00                     9459.96                     9661.28
                                                         9842.00                    10188.10                    10133.60
12/94                                                    9661.00                    10262.20                    10132.00
                                                        10691.00                    11239.30                    11118.60
                                                        11621.00                    12343.70                    12180.00
                                                        12584.00                    13463.80                    13147.90
12/95                                                   13234.00                    14077.20                    13939.40
                                                        14315.00                    14832.90                    14687.60
                                                        14940.00                    15776.60                    15346.80
                                                        15741.00                    16344.90                    15821.20
12/96                                                   16516.00                    17331.90                    17140.00
                                                        16566.00                    17425.00                    17599.70
                                                        19376.00                    20720.90                    20672.00
                                                        22053.00                    22278.20                    22220.30
12/97                                                   21579.00                    22616.30                    22858.40
                                                        24888.00                    26043.40                    26047.00
                                                        25382.00                    27225.70                    26907.20
                                                        21588.00                    24752.30                    24230.70
12/98                                                   26972.00                    31370.40                    29391.10
                                                        28003.00                    33364.80                    30855.40
                                                        28770.00                    34648.70                    33030.20
                                                        27535.00                    33379.20                    30967.70
12/99                                                   33944.00                    41772.80                    35575.40
                                                        37778.00                    44749.00                    36391.10
                                                        36106.00                    43541.10                    35424.60
                                                        34992.00                    41199.40                    35081.40
12/00                                                   28976.00                    32405.30                    32336.50
                                                        22905.00                    25632.50                    28502.80
                                                        24252.00                    27790.70                    30171.00
                                                        20009.00                    22396.10                    25742.40
12/01                                                   23060.00                    25787.10                    28493.00
                                                        22159.00                    25119.90                    28571.30
                                                        18769.00                    20429.30                    24743.50
                                                        15612.00                    17355.50                    20468.80
12/02                                                   16296.00                    18596.80                    22195.90
                                                        16026.00                    18398.20                    21496.90
                                                        17981.00                    21030.30                    24805.90
                                                        18387.00                    21853.40                    25462.30
12/03                                                   20513.00                    24129.00                    28562.70

Index data source: Bloomberg.

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------------
AVERAGE ANNUAL                     CLASS I              CLASS II
TOTAL RETURNS                   since 4/07/86        since 7/24/00

Since Inception                      7.92%              -15.53%

10-year                              7.45                   --

5-year                              -5.33                   --

1-year                              25.88                25.68
-------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and portfolio shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen LIT Enterprise Portfolio is managed by the adviser's Enterprise team.
(1) Current members include Stephen L. Boyd, Managing Director; Mary Jayne Maly, Executive Director; and Thomas Copper, Vice President.

MARKET CONDITIONS

After three consecutive years of negative performance, all of the major stock indexes enjoyed strong results in 2003. The broad stock market, as measured by the Standard & Poor's 500 Index, which includes both large-cap growth and large-cap value stocks, returned 28.67 percent for the past 12 months. Large-cap growth stocks, which are found in the Enterprise Portfolio, did perform well on an absolute basis but did not do quite as well as their small-and mid-cap growth peers.

The 12-month reporting period did not, however, begin auspiciously for stocks. When 2003 started, economic growth was sluggish and corporate earnings continued to lag expectations. Also, investors worried about the spread of the SARS virus and the economic effects of an increasingly likely war in Iraq. Against this backdrop, the stock market slid steadily. On March 11, stocks hit a five-month low.

Then conditions improved dramatically as investors became more optimistic that the war in Iraq would end quickly and successfully. They also noted that the SARS virus was being contained. Finally, they saw the potential for a strong economic recovery in the second half of 2003. This optimism later turned out to be well-founded. By the year's third quarter, U.S. gross domestic product--the nation's combined output of goods and services--was growing at a surprising 8.2 percent rate. It was the economy's best quarterly performance since 1984.

The Federal Reserve Board's monetary policy provided a favorable backdrop for the economic growth. In mid-year, the Fed lowered the federal funds rate to 1 percent, its lowest level since 1958. Facing modest borrowing costs, consumers and eventually businesses spent freely and gave support to the economy. Moreover, inflation remained under control, which led the Fed to continue to assert that rates would likely stay low "for an extended period." Equity investors welcomed this stance and continued to buy stocks eagerly throughout the rest of the year.


PERFORMANCE ANALYSIS

With a total return of nearly 26 percent (Class I shares unadjusted for sales charge), the portfolio nevertheless underperformed its two benchmarks, the Russell 1000 Growth Index and the Standard & Poor's 500 Index, for the year.

A defensive weighting for much of the past 12 months was a major reason for the portfolio's underperformance. Beginning in March, the stock-market environment shifted to favor more volatile stocks with relatively weak fundamentals. These were the types of names investors believed would likely fare best in a sharply recovering economy. During most of the year, however, we focused on a broadly diversified portfolio of relatively high-quality growth stocks. We had believed these stocks would provide appreciation potential but also some stability in case of an unexpected reversal in stock prices. They did just that but, unfortunately, lagged their higher-growth counterparts during the fast-rising market.

For example, the portfolio was underweighted in technology companies, relative to its benchmark indexes--one of the market's best-performing sectors last year. When the portfolio did own stocks in this area, we normally favored steady-growth, large-cap names, such as software giant Microsoft. Although this and other companies the portfolio owned enjoyed decent absolute performance, failing to own faster-growing tech names in sufficient quantities hurt the portfolio's relative returns. One such stock was Intel, which had very good results in 2003 but occupied a more modest portion of the portfolio compared to the Russell 1000 Growth Index and the S&P 500.

Helping the portfolio's results were some of our stock picks in the health-care sector. For example, the portfolio benefited from having an overweight position relative to both benchmarks in Gilead Sciences, which develops novel HIV drug therapies. Gilead's earnings continued to be strong, a fact rewarded by investors during the year. Teva Pharmaceuticals was another strong stock for the portfolio. Teva, an Israeli generic-drug maker and a dominant player in the industry, benefited in part from increasing concern in Washington about skyrocketing costs for pharmaceuticals and the belief that new legislation would help generic manufacturers. A third positive contributor to performance was Zimmer Holdings, a maker of reconstructive implants and other orthopedic products.

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

-------------------------------------------------------------
                                             STANDARD &
                           RUSSELL 1000(R)     POOR'S
      CLASS I   CLASS II    GROWTH INDEX     500 INDEX
      25.88%     25.68          29.75%         28.67%
-------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and an index definitions.

Zimmer continued to benefit from an aging population that seeks to maintain its active lifestyle. The company also was helped by its acquisition of Centerpulse, whose addition increased Zimmer's growth rate and gave the company a market-leading position.

As we monitor the market and economic environment, we will continue to look for attractive large-cap growth opportunities to add to the LIT Enterprise Portfolio. Our focus will remain on stocks that we believe offer a combination of strong business fundamentals at an attractive valuation.

There is no guarantee that the securities mentioned will continue to perform well or be held by the portfolio in the future.

PROXY VOTING POLICIES AND PROCEDURES

A description of the portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 10 HOLDINGS AS OF 12/31/03
General Electric Co                                  4.5%
Intel Corp                                           4.2
Cisco Systems Inc                                    3.6
Pfizer Inc                                           3.2
Microsoft Corp                                       2.8
Coca-Cola Co                                         2.1
Procter & Gamble Co                                  2.0
Citigroup Inc                                        1.9
Ingersoll-Rand Co                                    1.8
Clear Channel Communications Inc                     1.6

TOP 10 INDUSTRIES AS OF 12/31/03
Pharmaceuticals                                      8.0%
Industrial Conglomerates                             5.9
Semiconductors                                       5.8
Industrial Machinery                                 5.3
Health Care Equipment                                4.7
Systems Software                                     4.4
Communications Equipment                             4.3
Hotels                                               2.9
Biotechnology                                        2.9
Soft Drinks                                          2.8

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                             BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR PORTFOLIO'S INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
COMMON STOCKS  93.8%
ADVERTISING  0.9%
Omnicom Group, Inc. ...................   16,000    $  1,397,280
                                                    ------------

AIR FREIGHT & COURIERS  1.4%
United Parcel Service, Inc., Class B...   30,000       2,236,500
                                                    ------------
APPAREL & ACCESSORIES  0.5%
Coach, Inc. (a)........................   22,000         830,500
                                                    ------------

APPAREL RETAIL  0.4%
Gap, Inc. .............................   29,000         673,090
                                                    ------------
APPLICATION SOFTWARE  1.5%
Intuit, Inc. (a).......................   18,000         952,380
SAP AG--ADR (Germany)..................   34,000       1,413,040
                                                    ------------
                                                       2,365,420
                                                    ------------
BIOTECHNOLOGY  2.7%
Amgen, Inc. (a)........................   26,200       1,619,160
Genzyme Corp. (a)......................   29,000       1,430,860
Gilead Sciences, Inc. (a)..............   21,000       1,220,940
                                                    ------------
                                                       4,270,960
                                                    ------------
BREWERS  0.9%
Anheuser-Busch Cos., Inc. .............   25,600       1,348,609
                                                    ------------

BROADCASTING & CABLE TV  2.5%
Clear Channel Communications, Inc. ....   50,000       2,341,500
EchoStar Communications Corp., Class A
  (a)..................................   48,000       1,632,000
                                                    ------------
                                                       3,973,500
                                                    ------------
CASINOS & GAMING  1.0%
International Game Technology..........   43,000       1,535,100
                                                    ------------
COMMUNICATIONS EQUIPMENT  4.0%
Cisco Systems, Inc. (a)................  218,000       5,295,220
QLogic Corp. (a).......................   19,100         985,560
                                                    ------------
                                                       6,280,780
                                                    ------------
COMPUTER HARDWARE  1.2%
Dell, Inc. (a).........................   55,900       1,898,364
                                                    ------------

COMPUTER STORAGE & PERIPHERALS  0.8%
Lexmark International, Inc., Class A
  (a)..................................   16,000       1,258,240
                                                    ------------
CONSTRUCTION & FARM MACHINERY  1.2%
Deere & Co. ...........................   16,000       1,040,800
PACCAR, Inc. ..........................   10,000         851,200
                                                    ------------
                                                       1,892,000
                                                    ------------
CONSUMER FINANCE  2.5%
American Express Co. ..................   41,650       2,008,779
MBNA Corp. ............................   31,000         770,350
SLM Corp. .............................   29,000       1,092,720
                                                    ------------
                                                       3,871,849
                                                    ------------
DATA PROCESSING & OUTSOURCING SERVICES  1.0%
SunGard Data Systems, Inc. (a).........   56,000       1,551,760
                                                    ------------

DEPARTMENT STORES  0.5%
Federated Department Stores, Inc. .....   17,000         801,210
                                                    ------------

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
DIVERSIFIED BANKS  2.3%
Wachovia Corp. ........................   33,000    $  1,537,470
Wells Fargo & Co. .....................   34,000       2,002,260
                                                    ------------
                                                       3,539,730
                                                    ------------
DIVERSIFIED CAPITAL MARKETS  1.0%
J.P. Morgan Chase & Co. ...............   41,150       1,511,439
                                                    ------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.7%
American Power Conversion Corp. .......   45,000       1,100,250
                                                    ------------

FOOTWEAR  1.0%
Reebok International Ltd. .............   39,000       1,533,480
                                                    ------------

HEALTH CARE EQUIPMENT  4.4%
Boston Scientific Corp. (a)............   24,000         882,240
Guidant Corp. .........................   26,000       1,565,200
Medtronic, Inc. .......................   32,000       1,555,520
St. Jude Medical, Inc. (a).............   19,000       1,165,650
Zimmer Holdings, Inc. (a)..............   25,000       1,760,000
                                                    ------------
                                                       6,928,610
                                                    ------------
HEALTH CARE FACILITIES  0.5%
HCA, Inc. .............................   20,000         859,200
                                                    ------------

HEALTH CARE SERVICES  1.3%
Caremark Rx, Inc. (a)..................   42,000       1,063,860
IMS Health, Inc. ......................   37,000         919,820
                                                    ------------
                                                       1,983,680
                                                    ------------
HOME IMPROVEMENT RETAIL  1.2%
Home Depot, Inc. ......................   32,000       1,135,680
Lowe's Cos., Inc. .....................   13,000         720,070
                                                    ------------
                                                       1,855,750
                                                    ------------
HOTELS  2.7%
Carnival Corp. ........................   30,000       1,191,900
Marriott International, Inc., Class
  A....................................   34,000       1,570,800
Starwood Hotels & Resorts Worldwide,
  Inc. ................................   43,000       1,546,710
                                                    ------------
                                                       4,309,410
                                                    ------------
HOUSEHOLD PRODUCTS  1.9%
Procter & Gamble Co. ..................   29,100       2,906,508
                                                    ------------

HYPERMARKETS & SUPER CENTERS  0.9%
Wal-Mart Stores, Inc. .................   26,500       1,405,825
                                                    ------------

INDUSTRIAL CONGLOMERATES  5.5%
General Electric Co. ..................  216,400       6,704,072
Tyco International Ltd. (Bermuda)......   74,000       1,961,000
                                                    ------------
                                                       8,665,072
                                                    ------------
INDUSTRIAL GASES  1.4%
Praxair, Inc. .........................   56,000       2,139,200
                                                    ------------

INDUSTRIAL MACHINERY  4.9%
Danaher Corp. .........................   18,000       1,651,500
Eaton Corp. ...........................    7,000         755,860
Ingersoll-Rand Co., Class A
  (Bermuda)............................   38,000       2,579,440
Pall Corp. ............................   41,000       1,100,030
Parker Hannifin Corp. .................   28,000       1,666,000
                                                    ------------
                                                       7,752,830
                                                    ------------

 4                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
INTEGRATED OIL & GAS  2.1%
BP PLC--ADR (United Kingdom)...........   44,000    $  2,171,400
Exxon Mobil Corp. .....................   28,144       1,153,904
                                                    ------------
                                                       3,325,304
                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES  0.6%
Amdocs Ltd. (Guernsey) (a).............   45,000       1,011,600
                                                    ------------

INTERNET SOFTWARE & SERVICES  0.5%
Yahoo!, Inc. (a).......................   18,000         813,060
                                                    ------------

INVESTMENT BANKING & BROKERAGE  2.4%
Lehman Brothers Holdings, Inc. ........   26,000       2,007,720
Merrill Lynch & Co., Inc. .............   31,400       1,841,610
                                                    ------------
                                                       3,849,330
                                                    ------------
IT CONSULTING & OTHER SERVICES  0.5%
Affiliated Computer Services, Inc.,
  Class A (a)..........................   15,000         816,900
                                                    ------------

MANAGED HEALTH CARE  1.6%
Anthem, Inc. (a).......................   18,000       1,350,000
UnitedHealth Group, Inc. ..............   21,000       1,221,780
                                                    ------------
                                                       2,571,780
                                                    ------------
MOVIES & ENTERTAINMENT  2.4%
Fox Entertainment Group, Inc., Class A
  (a)..................................   67,000       1,953,050
Time Warner, Inc. (a)..................  104,000       1,870,960
                                                    ------------
                                                       3,824,010
                                                    ------------
MULTI-LINE INSURANCE  0.7%
American International Group, Inc. ....   16,708       1,107,406
                                                    ------------

OIL & GAS EQUIPMENT & SERVICES  0.5%
Cooper Cameron Corp. (a)...............   17,000         792,200
                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.8%
Citigroup, Inc. .......................   59,266       2,876,772
                                                    ------------

PACKAGED FOODS  0.8%
McCormick & Co., Inc. .................   42,000       1,264,200
                                                    ------------

PHARMACEUTICALS  7.5%
Abbott Laboratories....................   33,000       1,537,800
Allergan, Inc. ........................   15,000       1,152,150
Eli Lilly & Co. .......................   11,000         773,630
Johnson & Johnson......................   31,800       1,642,788
Pfizer, Inc. ..........................  134,600       4,755,418
Teva Pharmaceutical Industries, Ltd.--
  ADR (Israel).........................   33,000       1,871,430
                                                    ------------
                                                      11,733,216
                                                    ------------
RAILROADS  1.2%
Union Pacific Corp. ...................   26,000       1,806,480
                                                    ------------
RESTAURANTS  0.7%
Starbucks Corp. (a)....................   34,000       1,124,040
                                                    ------------

SEMICONDUCTOR EQUIPMENT  1.6%
Applied Materials, Inc. (a)............   36,000         808,200
ASML Holding N.V. (Netherlands) (a)....   41,000         822,050
Lam Research Corp. (a).................   25,000         807,500
                                                    ------------
                                                       2,437,750
                                                    ------------

                                                       MARKET
DESCRIPTION                              SHARES        VALUE
SEMICONDUCTORS  5.4%
Analog Devices, Inc. (a)...............   17,000    $    776,050
Intel Corp. ...........................  194,200       6,253,240
Texas Instruments, Inc. ...............   50,000       1,469,000
                                                    ------------
                                                       8,498,290
                                                    ------------
SOFT DRINKS  2.6%
Coca-Cola Co. .........................   60,000       3,045,000
PepsiCo, Inc. .........................   23,000       1,072,260
                                                    ------------
                                                       4,117,260
                                                    ------------
SPECIALTY CHEMICALS  1.0%
Rohm & Haas Co. .......................   37,000       1,580,270
                                                    ------------

SPECIALTY STORES  1.4%
Bed Bath & Beyond, Inc. (a)............   23,000         997,050
Staples, Inc. (a)......................   44,000       1,201,200
                                                    ------------
                                                       2,198,250
                                                    ------------
SYSTEMS SOFTWARE  4.1%
Microsoft Corp. .......................  149,000       4,103,460
Oracle Corp. (a).......................   89,000       1,174,800
VERITAS Software Corp. (a).............   33,000       1,226,280
                                                    ------------
                                                       6,504,540
                                                    ------------
THRIFTS & MORTGAGE FINANCE  1.7%
Countrywide Financial Corp. ...........   14,667       1,112,467
Fannie Mae.............................   21,500       1,613,790
                                                    ------------
                                                       2,726,257
                                                    ------------

TOTAL LONG-TERM INVESTMENTS  93.8%
  (Cost $126,027,047)...........................     147,655,061
                                                    ------------

SHORT-TERM INVESTMENTS  10.9%
REPURCHASE AGREEMENT  9.6%
Banc of America Securities LLC ($15,126,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, dated 12/31/03, to
  be sold on 01/02/04 at $15,126,739)...........      15,126,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  1.3%
Federal National Mortgage Association Discount
  Notes ($2,100,000 par, yielding 1.046%,
  02/02/04 maturity) (b)........................       2,098,050
                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $17,224,050)............................      17,224,050
                                                    ------------

TOTAL INVESTMENTS  104.7%
  (Cost $143,251,097)...........................     164,879,111
LIABILITIES IN EXCESS OF OTHER ASSETS  (4.7%)...      (7,416,077)
                                                    ------------

NET ASSETS  100.0%..............................    $157,463,034
                                                    ============

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              5

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $143,251,097).......................    $164,879,111
Receivables:
  Investments Sold..........................................         603,562
  Dividends.................................................         138,400
  Variation Margin on Futures...............................          13,225
  Portfolio Shares Sold.....................................          11,112
  Interest..................................................             487
Other.......................................................         151,182
                                                                ------------
    Total Assets............................................     165,797,079
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       7,908,469
  Portfolio Shares Repurchased..............................          71,124
  Investment Advisory Fee...................................          65,757
  Distributor and Affiliates................................          14,075
  Custodian Bank............................................           4,054
Trustees' Deferred Compensation and Retirement Plans........         208,927
Accrued Expenses............................................          61,639
                                                                ------------
    Total Liabilities.......................................       8,334,045
                                                                ------------
NET ASSETS..................................................    $157,463,034
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $211,175,483
Net Unrealized Appreciation.................................      21,728,104
Accumulated Undistributed Net Investment Income.............         344,716
Accumulated Net Realized Loss...............................     (75,785,269)
                                                                ------------
NET ASSETS..................................................    $157,463,034
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $139,992,520 and
    10,671,307 shares of beneficial interest issued and
    outstanding)............................................    $      13.12
                                                                ============
  Class II Shares (Based on net assets of $17,470,514 and
    1,331,964 shares of beneficial interest issued and
    outstanding)............................................    $      13.12
                                                                ============

 6                                             See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $8,282)......    $ 1,332,065
Interest....................................................         74,506
                                                                -----------
    Total Income............................................      1,406,571
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        700,482
Accounting..................................................         44,579
Custody.....................................................         34,341
Distribution (12b-1) and Service Fees.......................         30,304
Trustees' Fees and Related Expenses.........................         25,335
Legal.......................................................         10,113
Other.......................................................         83,325
                                                                -----------
    Total Expenses..........................................        928,479
    Investment Advisory Fee Reduction.......................         57,431
    Less Credits Earned on Cash Balances....................            165
                                                                -----------
    Net Expenses............................................        870,883
                                                                -----------
NET INVESTMENT INCOME.......................................    $   535,688
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 1,102,243
  Futures...................................................        958,493
                                                                -----------
Net Realized Gain...........................................      2,060,736
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (8,403,188)
                                                                -----------
  End of the Period:
    Investments.............................................     21,628,014
    Futures.................................................        100,090
                                                                -----------
                                                                 21,728,104
                                                                -----------
Net Unrealized Appreciation During the Period...............     30,131,292
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $32,192,028
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $32,727,716
                                                                ===========

See Notes to Financial Statements                                              7

Statements of Changes in Net Assets

                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    535,688            $    658,224
Net Realized Gain/Loss......................................         2,060,736             (42,692,956)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        30,131,292             (13,056,271)
                                                                  ------------            ------------
Change in Net Assets from Operations........................        32,727,716             (55,091,003)
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (653,090)               (583,729)
  Class II Shares...........................................           (27,628)                (15,610)
                                                                  ------------            ------------
Total Distributions.........................................          (680,718)               (599,339)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        32,046,998             (55,690,342)
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        18,253,653              65,805,249
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           680,718                 599,339
Cost of Shares Repurchased..................................       (23,919,742)            (40,143,461)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        (4,985,371)             26,261,127
                                                                  ------------            ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        27,061,627             (29,429,215)
NET ASSETS:
Beginning of the Period.....................................       130,401,407             159,830,622
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $344,716 and $470,172,
  respectively).............................................      $157,463,034            $130,401,407
                                                                  ============            ============

 8                                             See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                   YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -------------------------------------------------------------
                                                                 2003         2002          2001          2000          1999
                                                                -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $10.48       $ 14.89       $ 20.27       $ 26.11       $22.39
                                                                ------       -------       -------       -------       ------
  Net Investment Income.....................................       .05           .06           .06           .03          .05
  Net Realized and Unrealized Gain/Loss.....................      2.65         (4.41)        (4.20)        (3.19)        5.39
                                                                ------       -------       -------       -------       ------
Total from Investment Operations............................      2.70         (4.35)        (4.14)        (3.16)        5.44
                                                                ------       -------       -------       -------       ------
Less:
  Distributions from Net Investment Income..................       .06           .06           .03           .05          .07
  Distributions from Net Realized Gain......................       -0-           -0-          1.21          2.63         1.65
                                                                ------       -------       -------       -------       ------
Total Distributions.........................................       .06           .06          1.24          2.68         1.72
                                                                ------       -------       -------       -------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $13.12       $ 10.48       $ 14.89       $ 20.27       $26.11
                                                                ======       =======       =======       =======       ======

Total Return*...............................................    25.88%       -29.33%       -20.42%       -14.64%       25.85%
Net Assets at End of the Period (In millions)...............    $140.0       $ 121.3       $ 150.7       $ 193.8       $174.1
Ratio of Expenses to Average Net Assets*....................      .60%          .60%          .60%          .60%         .60%
Ratio of Net Investment Income to Average Net Assets*.......      .40%          .45%          .37%          .15%         .22%
Portfolio Turnover..........................................      145%           97%           89%          114%         116%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      .64%          .67%          .62%           N/A         .62%
   Ratio of Net Investment Income to Average Net Assets.....      .36%          .38%          .35%           N/A         .20%

N/A=Not Applicable

See Notes to Financial Statements                                              9

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                           JULY 24, 2000
                                                                     YEAR ENDED DECEMBER 31,             (COMMENCEMENT OF
CLASS II SHARES                                                 ----------------------------------        OPERATIONS) TO
                                                                 2003         2002          2001         DECEMBER 31, 2000
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $10.47       $ 14.89       $ 20.29            $ 25.47
                                                                ------       -------       -------            -------
  Net Investment Income.....................................       .02           .02           .02                -0-
  Net Realized and Unrealized Gain/Loss.....................      2.66         (4.42)        (4.20)             (5.18)
                                                                ------       -------       -------            -------
Total from Investment Operations............................      2.68         (4.40)        (4.18)             (5.18)
                                                                ------       -------       -------            -------
Less:
  Distributions from Net Investment Income..................       .03           .02           .01                -0-
  Distributions from Net Realized Gain......................       -0-           -0-          1.21                -0-
                                                                ------       -------       -------            -------
Total Distributions.........................................       .03           .02          1.22                -0-
                                                                ------       -------       -------            -------
NET ASSET VALUE, END OF THE PERIOD..........................    $13.12       $ 10.47       $ 14.89            $ 20.29
                                                                ======       =======       =======            =======

Total Return* (a)...........................................    25.68%       -29.58%       -20.60%            -20.34%**
Net Assets at End of the Period (In millions)...............    $ 17.5       $   9.1       $   9.1            $   2.3
Ratio of Expenses to Average Net Assets*....................      .85%          .85%          .85%               .85%
Ratio of Net Investment Income to Average Net Assets*.......      .17%          .20%          .16%               .06%
Portfolio Turnover..........................................      145%           97%           89%               114%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      .89%          .92%          .87%                N/A
   Ratio of Net Investment Income to Average Net Assets.....      .13%          .13%          .15%                N/A

**  Non-Annualized

N/A=Not Applicable

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 10                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on July 24, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Portfolio had an accumulated capital loss carryforward for tax purposes of $73,046,252, which will expire between December 31, 2009 and December 31, 2011.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $145,890,025
                                                                ============
Gross tax unrealized appreciation...........................    $ 19,377,877
Gross tax unrealized depreciation...........................        (388,791)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 18,989,086
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                  2003           2002
Distributions paid from:
  Ordinary Income...........................................    $680,718       $599,339
  Long-term capital gain....................................         -0-            -0-
                                                                --------       --------
                                                                $680,718       $599,339
                                                                ========       ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $19,574 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2003, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $537,268

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions and gains and losses recognized for tax purposes on open future positions on December 31, 2003.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, custody fees were reduced by $165 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2003 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $10,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Portfolio, of which a trustee of the Portfolio is an affiliated person.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $20,600, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of "Accounting" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those Portfolios selected by the trustees. Investments in such funds of $114,521 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $18,605.

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $191,865,482 and $19,310,001 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................       984,526       $ 11,082,703
  Class II..................................................       610,235          7,170,950
                                                                ----------       ------------
Total Sales.................................................     1,594,761       $ 18,253,653
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................        62,140       $    653,089
  Class II..................................................         2,626             27,629
                                                                ----------       ------------
Total Dividend Reinvestment.................................        64,766       $    680,718
                                                                ==========       ============
Repurchases:
  Class I...................................................    (1,955,658)      $(22,253,132)
  Class II..................................................      (146,628)        (1,666,610)
                                                                ----------       ------------
Total Repurchases...........................................    (2,102,286)      $(23,919,742)
                                                                ==========       ============

    At December 31, 2002, capital aggregated $202,382,822 and $13,778,032 for Classes I and II, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................     4,598,501       $ 60,566,524
  Class II..................................................       422,285          5,238,725
                                                                ----------       ------------
Total Sales.................................................     5,020,786       $ 65,805,249
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................        40,877       $    583,729
  Class II..................................................         1,092             15,610
                                                                ----------       ------------
Total Dividend Reinvestment.................................        41,969       $    599,339
                                                                ==========       ============
Repurchases:
  Class I...................................................    (3,177,390)      $(38,182,215)
  Class II..................................................      (170,673)        (1,961,246)
                                                                ----------       ------------
Total Repurchases...........................................    (3,348,063)      $(40,143,461)
                                                                ==========       ============

    On April 30, 2002, the Portfolio acquired all of the assets and liabilities of the Van Kampen Life Investment Trust Asset Allocation Portfolio ("LIT Asset Allocation") through a tax free reorganization approved by LIT Asset Allocation shareholders on April 23, 2002. The Portfolio issued 3,195,513 shares of Class I valued at $42,851,826 in exchange for LIT Asset Allocation's net assets. The shares of LIT Asset Allocation were converted into Portfolio shares at a ratio of .7005 to 1 for Class I. Included in these net assets were deferred wash sale losses of $91,696 which is included in accumulated net realized loss and a deferred compensation balance of $72,340 which is included in accumulated undistributed net investment income. Net unrealized depreciation of LIT Asset Allocation as of April 30, 2002 was $410,380. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended December 31, 2002. Combined net assets on the day of reorganization were $185,611,788.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $193,149,194 and $203,680,053, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts for the year ended December 31, 2003, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2002............................       -0-
Futures Opened..............................................       113
Futures Closed..............................................       (96)
                                                                   ---
Outstanding at December 31, 2003............................        17
                                                                   ===

    The futures contracts outstanding as of December 31, 2003 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                                 UNREALIZED
                                                                CONTRACTS       APPRECIATION
LONG CONTRACTS:
  S&P 500 Index Futures March 2004 (Current Notional Value
    of $277,650 per contract)...............................       17             $100,090
                                                                   ==             ========

6. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to the Portfolio's Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Enterprise Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Enterprise Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIFE INVESTMENT TRUST
ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2003. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (58)              Trustee        Trustee       Chairman and Chief               88        Trustee/Director/Managing
Blistex Inc.                                   since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)          Trustee        Trustee       Private investor.                86        Trustee/Director/Managing
1632 Morning Mountain Road                     since 1991    Co-founder, and prior to                   General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                     in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

Jerry D. Choate (65)            Trustee        Trustee       Prior to January 1999,           86        Trustee/Director/Managing
33971 Selva Road                               since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                    Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                       Director of Amgen Inc., a
                                                             ("Allstate") and Allstate                  biotechnological company,
                                                             Insurance Company. Prior                   and Director of Valero
                                                             to January 1995,                           Energy Corporation, an
                                                             President and Chief                        independent refining
                                                             Executive Officer of                       company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (63)               Trustee        Trustee       President of CAC, llc., a        88        Trustee/Director/Managing
CAC, llc.                                      since 2003    private company offering                   General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                     in the Fund Complex.
Suite 980                                                    management advisory                        Director of Stericycle,
San Diego, CA 92122-6223                                     services. Prior to July                    Inc., TheraSense, Inc.,
                                                             2000, Managing Partner of                  Ventana Medical Systems,
                                                             Equity Group Corporate                     Inc., GATX Corporation
                                                             Investment (EGI), a                        and Trustee of The
                                                             company that makes                         Scripps Research
                                                             private investments in                     Institute and the
                                                             other companies.                           University of Chicago
                                                                                                        Hospitals and Health
                                                                                                        Systems. Prior to January
                                                                                                        2004, Director of
                                                                                                        TeleTech Holdings Inc.
                                                                                                        and Arris Group, Inc.
                                                                                                        Prior to May 2002,
                                                                                                        Director of Peregrine
                                                                                                        Systems Inc. Prior to
                                                                                                        February 2001, Vice
                                                                                                        Chairman and Director of
                                                                                                        Anixter International,
                                                                                                        Inc. and IMC Global Inc.
                                                                                                        Prior to July 2000,
                                                                                                        Director of Allied Riser
                                                                                                        Communications Corp.,
                                                                                                        Matria Healthcare Inc.,
                                                                                                        Transmedia Networks,
                                                                                                        Inc., CNA Surety, Corp.
                                                                                                        and Grupo Azcarero Mexico
                                                                                                        (GAM). Prior to April
                                                                                                        1999, Director of Metal
                                                                                                        Management, Inc.

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (55)         Trustee        Trustee       Managing Partner of              86        Trustee/Director/Managing
Heidrick & Struggles                           since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                       executive search firm.                     in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)           Trustee        Trustee       Director and President of        86        Trustee/Director/Managing
11 DuPont Circle, N.W.                         since 1995    the German Marshall Fund                   General Partner of funds
Washington, D.C. 20016                                       of the United States, an                   in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (68)              Trustee        Trustee       Prior to 1998, President         88        Trustee/Director/Managing
736 North Western Avenue                       since 2003    and Chief Executive                        General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                     in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                      Director of the Lake
                                                             investment holding                         Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

Jack E. Nelson (67)             Trustee        Trustee       President of Nelson              86        Trustee/Director/Managing
423 Country Club Drive                         since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                          in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (63)       Trustee        Trustee       President Emeritus and           88        Trustee/Director/Managing
1126 E. 59th Street                            since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                            University of Chicago and                  in the Fund Complex.
                                                             the Adam Smith                             Director of Winston
                                                             Distinguished Service                      Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey, P.H.D.      Trustee        Trustee       Currently with Paladin           86        Trustee/Director/Managing
(62)                                           since 1999    Capital Group-Paladin                      General Partner of funds
2001 Pennsylvania Avenue                                     Homeland Security Fund                     in the Fund Complex.
Suite 400                                                    since November 2003.                       Director of Neurogen
Washington, DC 20006                                         Previously, Chief                          Corporation, a
                                                             Communications Officer of                  pharmaceutical company,
                                                             the National Academy of                    since January 1998.
                                                             Sciences/National
                                                             Research Council, an
                                                             independent, federally
                                                             chartered policy
                                                             institution, since 2001
                                                             and Chief Operating
                                                             Officer from 1993 to
                                                             2001. Director of the
                                                             Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES:*

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Mitchell M. Merin* (50)         Trustee,       Trustee       President and Chief              86        Trustee/Director/Managing
1221 Avenue of the Americas     President      since         Executive Officer of                       General Partner of funds
New York, NY 10020              and Chief      1999;         funds in the Fund                          in the Fund Complex.
                                Executive      President     Complex. Chairman,
                                Officer        and Chief     President, Chief
                                               Executive     Executive Officer and
                                               Officer       Director of the Adviser
                                               since 2002    and Van Kampen Advisors
                                                             Inc. since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

Richard F. Powers, III* (57)    Trustee        Trustee       Advisory Director of             88        Trustee/Director/Managing
1 Parkview Plaza                               since 1999    Morgan Stanley. Prior to                   General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                   in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.

Wayne W. Whalen* (64)           Trustee        Trustee       Partner in the law firm          88        Trustee/Director/Managing
333 West Wacker Drive                          since 1995    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                            Meagher & Flom LLP, legal                  in the Fund Complex.
                                                             counsel to funds in the
                                                             Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                            TERM OF
                                                           OFFICE AND
                                      POSITION(S)          LENGTH OF
NAME, AGE AND                          HELD WITH              TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                       TRUST               SERVED      DURING PAST 5 YEARS
Stephen L. Boyd (63)            Vice President             Officer       Managing Director of
2800 Post Oak Blvd.                                        since 1998    Global Research
45th Floor                                                               Investment Management.
Houston, TX 77056                                                        Vice President of funds
                                                                         in the Fund Complex.
                                                                         Prior to December 2002,
                                                                         Chief Investment Officer
                                                                         of Van Kampen Investments
                                                                         and President and Chief
                                                                         Operations Officer of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2002, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Prior to May
                                                                         2001, Managing Director
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and Managing
                                                                         Director and President of
                                                                         the Adviser and Van
                                                                         Kampen Advisors Inc.
                                                                         Prior to December 2000,
                                                                         Executive Vice President
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and
                                                                         President and Chief
                                                                         Operating Officer of the
                                                                         Adviser. Prior to April
                                                                         2000, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer for
                                                                         Equity Investments of the
                                                                         Adviser. Prior to October
                                                                         1998, Vice President and
                                                                         Senior Portfolio Manager
                                                                         with AIM Capital
                                                                         Management, Inc. Prior to
                                                                         February 1998, Senior
                                                                         Vice President and
                                                                         Portfolio Manager of Van
                                                                         Kampen American Capital
                                                                         Asset Management, Inc.,
                                                                         Van Kampen American
                                                                         Capital Investment
                                                                         Advisory Corp. and Van
                                                                         Kampen American Capital
                                                                         Management, Inc.

Stefanie V. Chang (37)          Vice President             Officer       Executive Director of
1221 Avenue of the Americas                                since 2003    Morgan Stanley Investment
New York, NY 10020                                                       Management. Vice
                                                                         President of funds in the
                                                                         Fund Complex.

Joseph J. McAlinden (61)        Executive Vice             Officer       Managing Director and
1221 Avenue of the Americas     President and Chief        since 2002    Chief Investment Officer
New York, NY 10020              Investment Officer                       of Morgan Stanley
                                                                         Investment Advisors Inc.,
                                                                         Morgan Stanley Investment
                                                                         Management Inc. and
                                                                         Morgan Stanley
                                                                         Investments LP and
                                                                         Director of Morgan
                                                                         Stanley Trust for over 5
                                                                         years. Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Managing
                                                                         Director and Chief
                                                                         Investment Officer of Van
                                                                         Kampen Investments, the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. since
                                                                         December 2002.

John R. Reynoldson (50)         Vice President             Officer       Executive Director and
1 Parkview Plaza                                           since 2000    Portfolio Specialist of
P.O. Box 5555                                                            the Adviser and Van
Oakbrook Terrace, IL 60181                                               Kampen Advisors Inc. Vice
                                                                         President of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Principal and
                                                                         Co-head of the Fixed
                                                                         Income Department of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         December 2000, Senior
                                                                         Vice President of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2000, Senior Vice
                                                                         President of the
                                                                         investment grade taxable
                                                                         group for the Adviser.
                                                                         Prior to June 1999,
                                                                         Senior Vice President of
                                                                         the government securities
                                                                         bond group for Asset
                                                                         Management.

Ronald E. Robison (65)          Executive Vice             Officer       Chief Executive Officer
1221 Avenue of the Americas     President and              since 2003    and Chairman of Investor
New York, NY 10020              Principal Executive                      Services. Executive Vice
                                Officer                                  President and Principal
                                                                         Executive Officer of
                                                                         funds in the Fund
                                                                         Complex. Chief Global
                                                                         Operations Officer and
                                                                         Managing Director of
                                                                         Morgan Stanley Investment
                                                                         Management Inc. Managing
                                                                         Director of Morgan
                                                                         Stanley. Managing
                                                                         Director and Director of
                                                                         Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan
                                                                         Stanley Services Company
                                                                         Inc. Chief Executive
                                                                         Officer and Director of
                                                                         Morgan Stanley Trust.
                                                                         Vice President of the
                                                                         Morgan Stanley Funds.

A. Thomas Smith III (47)        Vice President and         Officer       Managing Director of
1221 Avenue of the Americas     Secretary                  since 1999    Morgan Stanley, Managing
New York, NY 10020                                                       Director and Director of
                                                                         Van Kampen Investments,
                                                                         Director of the Adviser,
                                                                         Van Kampen Advisors Inc.,
                                                                         the Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments.
                                                                         Managing Director and
                                                                         General Counsel-Mutual
                                                                         Funds of Morgan Stanley
                                                                         Investment Advisors, Inc.
                                                                         Vice President and
                                                                         Secretary of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Managing
                                                                         Director, General
                                                                         Counsel, Secretary and
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser,
                                                                         the Distributor, Investor
                                                                         Services, and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to December 2000,
                                                                         Executive Vice President,
                                                                         General Counsel,
                                                                         Secretary and Director of
                                                                         Van Kampen Investments,
                                                                         the Adviser, Van Kampen
                                                                         Advisors Inc., the
                                                                         Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to January 1999, Vice
                                                                         President and Associate
                                                                         General Counsel to New
                                                                         York Life Insurance
                                                                         Company ("New York
                                                                         Life"), and prior to
                                                                         March 1997, Associate
                                                                         General Counsel of New
                                                                         York Life. Prior to
                                                                         December 1993, Assistant
                                                                         General Counsel of The
                                                                         Dreyfus Corporation.
                                                                         Prior to August 1991,
                                                                         Senior Associate, Willkie
                                                                         Farr & Gallagher. Prior
                                                                         to January 1989, Staff
                                                                         Attorney at the
                                                                         Securities and Exchange
                                                                         Commission, Division of
                                                                         Investment Management,
                                                                         Office of Chief Counsel.

John L. Sullivan (48)           Vice President, Chief      Officer       Director and Managing
1 Parkview Plaza                Financial Officer and      since 1996    Director of Van Kampen
P.O. Box 5555                   Treasurer                                Investments, the Adviser,
Oakbrook Terrace, IL 60181                                               Van Kampen Advisors Inc.
                                                                         and certain other
                                                                         subsidiaries of Van
                                                                         Kampen Investments. Vice
                                                                         President, Chief
                                                                         Financial Officer and
                                                                         Treasurer of funds in the
                                                                         Fund Complex. Head of
                                                                         Fund Accounting for
                                                                         Morgan Stanley Investment
                                                                         Management. Prior to
                                                                         December 2002, Executive
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser
                                                                         and Van Kampen Advisors
                                                                         Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                       Van Kampen Funds Inc.
                                       1 Parkview Plaza, P.O. Box 5555
                                       Oakbrook Terrace, IL 60181-5555
                                       www.vankampen.com

                                 (VAN KAMPEN INVESTMENTS LOGO)

                                       Copyright (C)2004 Van Kampen Funds Inc.
                                       All rights reserved.
                                       Member NASD/SIPC.
                                       LIT ANR ENT 2/04 13560B04-AP-2/04

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Growth and Income Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the portfolio's being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the portfolio will achieve its investment objective. The portfolio is subject to market risk, which is the possibility that the market values of securities owned by the portfolio will decline and, therefore, the value of the portfolio shares may be less than what you paid for them. Accordingly, you can lose money investing in this portfolio. Please see the prospectus for more complete information on investment risks.

       The portfolio is being offered through a variable insurance contract.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Index and the S&P 500 Index from 12/23/96 through 12/31/03. Class I shares, unadjusted for sales charges.
(LINE GRAPH)

                                               VAN KAMPEN LIT GROWTH &
                                                  INCOME PORTFOLIO        RUSSELL 1000(R) STOCK INDEX         S&P 500 INDEX
                                               -----------------------    ---------------------------         -------------
12/96                                                 10000.00                     10000.00                     10000.00
                                                       9970.00                      9973.69                      9923.30
                                                      10124.00                     10128.00                     10189.50
                                                      11565.00                     11830.50                     11968.20
                                                      12477.00                     12863.70                     12864.60
12/97                                                 12353.00                     13250.20                     13234.00
                                                      14021.00                     15021.80                     15080.10
                                                      14255.00                     15397.50                     15578.10
                                                      12755.00                     13809.90                     14028.50
12/98                                                 14776.00                     16830.90                     17016.10
                                                      14484.00                     17525.00                     17863.90
                                                      16283.00                     18773.40                     19123.00
                                                      15152.00                     17534.10                     17928.90
12/99                                                 16695.00                     20350.60                     20596.60
                                                      17858.00                     21238.90                     21068.80
                                                      17550.00                     20509.70                     20509.30
                                                      19346.00                     20656.40                     20310.60
12/00                                                 19924.00                     18765.50                     18721.40
                                                      18282.00                     16407.70                     16501.90
                                                      19404.00                     17442.70                     17467.70
                                                      17480.00                     14785.80                     14903.70
12/01                                                 18766.00                     16429.20                     16496.20
                                                      19653.00                     16550.60                     16541.60
                                                      18045.00                     14323.40                     14325.40
                                                      14806.00                     11901.00                     11850.60
12/02                                                 16044.00                     12871.80                     12850.50
                                                      15244.00                     12493.60                     12445.70
                                                      17712.00                     14459.80                     14361.60
                                                      18133.00                     14893.10                     14741.60
12/03                                                 20541.00                     16719.40                     16536.60

Index data source: Bloomberg

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------------
AVERAGE ANNUAL                     CLASS I              CLASS II
TOTAL RETURNS                   since 12/23/96       since 09/18/00

Since Inception                     10.80%                2.19%

5-year                               6.81                   --

1-year                              28.03                27.68
-------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and portfolio shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Life Investment Trust--Growth and Income Portfolio is managed by the adviser's Equity Income team.(1) Current members include James A. Gilligan, Managing Director; James O. Roeder, Executive Director; Tom Bastian, Vice President; Sergio Marcheli, Vice President; and Vincent E. Vizachero, Senior Associate.

MARKET CONDITIONS

During the reporting period, the stock market generated its first positive one-year performance since 1999. The Standard & Poor's 500 Index, a measure of the broad market, returned 29 percent for 2003. A backdrop of historically low interest rates and monetary and fiscal stimuli buoyed corporate profits and supported spending by consumers and businesses alike. Investors' concerns about mounting geopolitical risk began to ease as major combat in Iraq slowed. A torrent of scandals did little to discourage the market's advance.

After value-style investments dominated during the bear market of the past few years, the performance gap between growth and value narrowed. Although we believe this to be a sign of a healthier stock market, the market's run-up over the past year has meant shrinking opportunities for our value-style of investing. As stock prices rose, and valuations became more extended, we found fewer stocks meeting our low-valuation criteria. Furthermore, toward the end of the period, earnings expectations began to rise beyond what we would comfortably consider an attractive risk-reward balance, creating the potential for disappointments if such high expectations are not met. We were also concerned about the potential for rising interest rates in the bond market, which could put downward pressure on the stock market.

PERFORMANCE ANALYSIS

The portfolio returned 28.03 percent for the 12-month reporting period (Class I shares unadjusted for sales charges). The Russell 1000(R) Index returned 29.89 percent and the S&P 500 Index returned 28.67 percent for the same period.

The portfolio's performance during the 12-month reporting period reflects the recovering economy and a strong consumer. Phelps Dodge was the portfolio's top-performing stock for the period. In an improving economic environment, materials stocks tend to perform well. Phelps Dodge and another materials stock, Newmont Mining, both own gold- and copper-mining operations, which further benefited from high commodity prices. At the end of the period we began to trim back some materials stocks as they reached or surpassed their full valuations.

Consumer-discretionary stocks were another strong performance theme in the portfolio. Consumer spending propelled names such as Starwood Hotels, Time Warner, and Walt Disney. Starwood owns and operates the Sheraton and Westin hotel brands. Like materials stocks, consumer-discretionary stocks tend to perform well when the economy is growing, and during the period, Starwood and other hotel companies benefited from an increase in business and leisure travel. Time Warner's asset sales, debt reduction and an announcement in May of a $750 million settlement from Microsoft also helped propel its stock during the period. Disney's theme-park operations are expected to do well in 2004, as the improving economy may encourage tourists to visit the parks. This expectation helped drive up Disney's stock during the period.

The portfolio's health-care group also began to generate gains for the portfolio toward the end of the period. Investors took notice of promising new drugs, and rewarded selected pharmaceutical companies, such as Bristol-Myers Squibb, with higher stock prices.

The portfolio lost ground relative to the benchmark indexes with some of its technology holdings. We were not as confident as some investors and analysts about the recovery in technology spending. As a result, our discipline led us to invest the portfolio in high-quality stocks such as IBM, Microsoft, and Hewlett Packard. These low-debt, high-return-on-capital names lagged lower-quality semiconductor companies, which tend to perform well early in a rebound. Nonetheless, we continued to maintain the portfolio's stance in higher-quality technology companies, particularly because their valuations were more attractive relative to other technology stocks.

Financials also hurt the portfolio's return relative to the benchmarks. Although many of the portfolio's financial stocks produced solid gains during the period--including J.P. Morgan and Merrill Lynch, the portfolio's second- and fifth-best performers, respectively--the financial stocks represented in the indexes outperformed our stock picks. Our investment criteria led us to favor companies with capital-markets exposure over those with interest-rate exposure. In other words, we sought to invest the portfolio

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

-----------------------------------------------------------------
                              1000(R)         STANDARD &
      CLASS I   CLASS II       INDEX       POOR'S 500 INDEX
      28.03%     27.68%       29.89%            28.67%
-----------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and an index definitions.

(1)Team members may change at any time without notice.

in money-center banks, investment banks, and brokers--companies whose investment portfolios could potentially benefit in a rising stock market and improving economic conditions. The portfolio did not own interest-rate sensitive companies such as savings and loans and regional banks because we believed the past few years' refinancing boom was near its end, subjecting these companies to further risks. These companies led the financial sector's overall gains during the period, and as a result, the portfolio, however, fell short of the indexes.

We continue to seek stocks one at a time, using our value-with-a-catalyst criteria. We look for large, undervalued companies experiencing a positive change, or catalyst. A positive catalyst can be found in a change in a company's fundamentals--data such as revenues, profit margins, or earnings; a change at the sector or industry level such as growth or consolidation; a change in management; or other circumstances.

There is no guarantee that the securities mentioned will continue to perform well or be held by the portfolio in the future.

PROXY VOTING POLICIES AND PROCEDURES

A description of the portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 10 HOLDINGS AS OF 12/31/03
Bristol-Myers Squibb Co                              4.3%
Time Warner Inc                                      3.1
Chubb Corp                                           2.8
BP plc                                               2.8
Schlumberger Ltd                                     2.5
Citigroup Inc                                        2.4
Walt Disney Co                                       2.1
Hartford Financial Services Group                    2.1
Exxon Mobil Corp                                     2.1
Kimberly-Clark Corp                                  2.0

TOP 10 INDUSTRIES AS OF 12/31/03
Pharmaceuticals                                      8.6%
Integrated Oil & Gas                                 6.6
Movies & Entertainment                               5.3
Property & Casualty                                  4.5
Diversified Chemicals                                3.8
Diversified Banks                                    3.6
Electric Utilities                                   3.5
Investment Banking & Brokerage                       3.2
Hotels                                               3.2
Railroads                                            3.2

Subject to change daily. All percentages are as a percentage of long-term investments. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                             BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR PORTFOLIO'S INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
COMMON STOCKS  96.8%
ADVERTISING  0.7%
Interpublic Group Cos., Inc. (a).....    357,260    $  5,573,256
                                                    ------------

AEROSPACE & DEFENSE  0.4%
Raytheon Co. ........................     96,520       2,899,461
                                                    ------------
AUTO PARTS & EQUIPMENT  1.1%
Magna International, Inc., Class A--
  (Canada)...........................    106,590       8,532,529
                                                    ------------
AUTOMOBILE MANUFACTURERS  1.3%
Honda Motor Co. Ltd.--ADR (Japan)....    456,800      10,278,000
                                                    ------------
BROADCASTING & CABLE TV  0.7%
Clear Channel Communications,
  Inc. ..............................    118,100       5,530,623
                                                    ------------
COMMUNICATIONS EQUIPMENT  1.2%
Nokia Oyj--ADR (Finland).............    525,930       8,940,810
                                                    ------------
COMPUTER HARDWARE  2.6%
Hewlett-Packard Co. .................    380,140       8,731,816
International Business Machines
  Corp. .............................    122,670      11,369,056
                                                    ------------
                                                      20,100,872
                                                    ------------
DATA PROCESSING & OUTSOURCING SERVICES  1.0%
Automatic Data Processing, Inc. .....    187,420       7,423,706
                                                    ------------

DIVERSIFIED BANKS  3.4%
Bank of America Corp. ...............    106,720       8,583,490
Bank One Corp. ......................    220,110      10,034,815
Wachovia Corp. ......................    167,950       7,824,790
                                                    ------------
                                                      26,443,095
                                                    ------------
DIVERSIFIED CAPITAL MARKETS  1.7%
J.P. Morgan Chase & Co. .............    355,288      13,049,728
                                                    ------------
DIVERSIFIED CHEMICALS  3.7%
Bayer AG--ADR (Germany)..............    498,900      14,672,649
Dow Chemical Co. ....................    203,910       8,476,539
Du Pont (E.I.) de Nemours & Co. .....    116,320       5,337,925
                                                    ------------
                                                      28,487,113
                                                    ------------
DIVERSIFIED COMMERCIAL SERVICES  1.6%
Equifax, Inc. .......................    515,000      12,617,500
                                                    ------------
DIVERSIFIED METALS & MINING  1.8%
Phelps Dodge Corp. (a)...............    176,600      13,437,494
                                                    ------------

ELECTRIC UTILITIES  3.4%
Edison International.................    289,760       6,354,437
Entergy Corp. .......................    112,660       6,436,266
Exelon Corp. ........................    113,230       7,513,943
FirstEnergy Corp. ...................    155,690       5,480,288
                                                    ------------
                                                      25,784,934
                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT  0.3%
Emerson Electric Co. ................     33,120       2,144,520
                                                    ------------

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
GOLD  1.4%
Newmont Mining Corp. ................    213,820    $ 10,393,790
                                                    ------------

HEALTH CARE EQUIPMENT  1.5%
Bausch & Lomb, Inc. .................    222,550      11,550,345
                                                    ------------

HEALTH CARE FACILITIES  1.4%
Tenet Healthcare Corp. (a)...........    682,310      10,951,075
                                                    ------------

HOTELS  3.1%
Hilton Hotels Corp. .................    730,980      12,521,687
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................    309,950      11,148,901
                                                    ------------
                                                      23,670,588
                                                    ------------
HOUSEHOLD PRODUCTS  2.0%
Kimberly-Clark Corp. ................    253,800      14,997,042
                                                    ------------

HYPERMARKETS & SUPER CENTERS  1.2%
Wal-Mart Stores, Inc. ...............    176,040       9,338,922
                                                    ------------

INDUSTRIAL CONGLOMERATES  0.9%
Textron, Inc. .......................    123,770       7,062,316
                                                    ------------

INDUSTRIAL MACHINERY  2.4%
Ingersoll-Rand Co., Class A
  (Bermuda)..........................    142,910       9,700,731
Parker Hannifin Corp. ...............    146,040       8,689,380
                                                    ------------
                                                      18,390,111
                                                    ------------
INTEGRATED OIL & GAS  6.4%
BP Plc--ADR (United Kingdom).........    421,720      20,811,882
ChevronTexaco Corp. .................     18,380       1,587,848
ConocoPhillips.......................    168,750      11,064,938
Exxon Mobil Corp. ...................    381,960      15,660,360
                                                    ------------
                                                      49,125,028
                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES  2.3%
Sprint Corp. ........................    342,170       5,618,431
Verizon Communications, Inc. ........    340,996      11,962,140
                                                    ------------
                                                      17,580,571
                                                    ------------
INVESTMENT BANKING & BROKERAGE  3.1%
Lehman Brothers Holdings, Inc. ......    132,480      10,230,106
Merrill Lynch & Co., Inc. ...........    235,460      13,809,729
                                                    ------------
                                                      24,039,835
                                                    ------------
LIFE & HEALTH INSURANCE  2.4%
Metlife, Inc. .......................    217,300       7,316,491
Prudential Financial, Inc. ..........    261,600      10,927,032
                                                    ------------
                                                      18,243,523
                                                    ------------
MANAGED HEALTH CARE  1.0%
Cigna Corp. .........................    134,190       7,715,925
                                                    ------------

MOVIES & ENTERTAINMENT  5.1%
Time Warner, Inc. (a)................  1,300,490      23,395,815
Walt Disney Co. .....................    685,380      15,989,915
                                                    ------------
                                                      39,385,730
                                                    ------------
MULTI-LINE INSURANCE  2.1%
Hartford Financial Services Group,
  Inc. ..............................    269,890      15,931,607
                                                    ------------

 4                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
OIL & GAS EQUIPMENT & SERVICES  2.4%
Schlumberger Ltd. ...................    335,420    $ 18,354,182
                                                    ------------

OIL & GAS EXPLORATION & PRODUCTION  0.9%
EOG Resources, Inc. .................    157,760       7,283,779
                                                    ------------

OIL & GAS REFINING & MARKETING  1.0%
Valero Energy Corp. .................    163,630       7,582,614
                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.9%
A.G. Edwards, Inc. ..................    137,440       4,979,451
Citigroup, Inc. .....................    362,810      17,610,797
                                                    ------------
                                                      22,590,248
                                                    ------------
PACKAGED FOODS  2.4%
Cadbury Schweppes Plc--ADR (United
  Kingdom)...........................    225,680       6,745,575
Kraft Foods, Inc. ...................    175,950       5,669,109
Nestle SA--ADR (Switzerland).........     92,170       5,732,974
                                                    ------------
                                                      18,147,658
                                                    ------------
PAPER PACKAGING  1.5%
Temple-Inland, Inc. .................    188,750      11,828,963
                                                    ------------

PAPER PRODUCTS  0.3%
International Paper Co. .............     55,570       2,395,623
                                                    ------------

PHARMACEUTICALS  8.4%
AstraZeneca Plc--ADR (United
  Kingdom)...........................    152,770       7,391,013
Bristol-Myers Squibb Co. ............  1,109,410      31,729,126
Roche Holdings AG--ADR
  (Switzerland)......................    133,760      13,409,440
Schering-Plough Corp. ...............    669,160      11,636,692
                                                    ------------
                                                      64,166,271
                                                    ------------
PROPERTY & CASUALTY  4.3%
Chubb Corp. .........................    309,350      21,066,735
Travelers Property Casualty Corp.,
  Class A............................    732,350      12,288,833
                                                    ------------
                                                      33,355,568
                                                    ------------
RAILROADS  3.1%
Norfolk Southern Corp. ..............    619,210      14,644,317
Union Pacific Corp. .................    127,290       8,844,109
                                                    ------------
                                                      23,488,426
                                                    ------------

                                                       MARKET
DESCRIPTION                             SHARES         VALUE
REGIONAL BANKS  1.5%
PNC Financial Services Group,
  Inc. ..............................    209,240    $ 11,451,705
                                                    ------------

RESTAURANTS  0.7%
McDonald's Corp. ....................    225,240       5,592,709
                                                    ------------

SOFT DRINKS  0.8%
PepsiCo, Inc. .......................    136,740       6,374,819
                                                    ------------

SYSTEMS SOFTWARE  1.8%
Microsoft Corp. .....................    493,140      13,581,076
                                                    ------------

THRIFTS & MORTGAGE FINANCE  2.3%
Fannie Mae...........................    175,670      13,185,790
Freddie Mac..........................     79,500       4,636,440
                                                    ------------
                                                      17,822,230
                                                    ------------
TOBACCO  1.3%
Altria Group, Inc. ..................    176,530       9,606,763
                                                    ------------
TOTAL LONG-TERM INVESTMENTS  96.8%
(Cost $631,063,484).............................     743,242,683

REPURCHASE AGREEMENT  2.8%
UBS Securities ($21,884,000 par collateralized
  by U.S. Government obligations in a pooled
  cash account, dated 12/31/03, to be sold on
  01/02/04 at $21,885,021) (Cost $21,884,000)...      21,884,000
                                                    ------------

TOTAL INVESTMENTS  99.6%
  (Cost $652,947,484)...........................     765,126,683
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%.....       2,911,423
                                                    ------------

NET ASSETS  100.0%..............................    $768,038,106
                                                    ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              5

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $652,947,484).......................    $765,126,683
Cash........................................................         849,456
Receivables:
  Portfolio Shares Sold.....................................       2,255,907
  Dividends.................................................       1,607,805
  Investments Sold..........................................       1,557,065
  Interest..................................................             510
Other.......................................................          82,371
                                                                ------------
    Total Assets............................................     771,479,797
                                                                ------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................       2,161,707
  Investments Purchased.....................................         532,932
  Investment Advisory Fee...................................         359,239
  Distributor and Affiliates................................         190,929
Trustees' Deferred Compensation and Retirement Plans........         104,589
Accrued Expenses............................................          92,295
                                                                ------------
    Total Liabilities.......................................       3,441,691
                                                                ------------
NET ASSETS..................................................    $768,038,106
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $678,695,244
Net Unrealized Appreciation.................................     112,179,199
Accumulated Undistributed Net Investment Income.............       6,957,320
Accumulated Net Realized Loss...............................     (29,793,657)
                                                                ------------
NET ASSETS..................................................    $768,038,106
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $280,360,110 and
    16,434,996 shares of beneficial interest issued and
    outstanding)............................................    $      17.06
                                                                ============
  Class II Shares (Based on net assets of $487,677,996 and
    28,631,347 shares of beneficial interest issued and
    outstanding)............................................    $      17.03
                                                                ============

 6                                             See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $78,782).....    $ 10,924,271
Interest....................................................         218,060
                                                                ------------
    Total Income............................................      11,142,331
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       3,048,200
Distribution (12b-1) and Service Fees.......................         718,509
Custody.....................................................          71,217
Legal.......................................................          20,620
Trustees' Fees and Related Expenses.........................          20,486
Other.......................................................         222,521
                                                                ------------
    Total Expenses..........................................       4,101,553
    Less Credits Earned on Cash Balances....................           5,924
                                                                ------------
    Net Expenses............................................       4,095,629
                                                                ------------
NET INVESTMENT INCOME.......................................    $  7,046,702
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 10,100,679
  Futures...................................................        (150,829)
                                                                ------------
Net Realized Gain...........................................       9,949,850
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (12,471,008)
  End of the Period.........................................     112,179,199
                                                                ------------
Net Unrealized Appreciation During the Period...............     124,650,207
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $134,600,057
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $141,646,759
                                                                ============

See Notes to Financial Statements                                              7

Statements of Changes in Net Assets

                                                                 YEAR ENDED              YEAR ENDED
                                                              DECEMBER 31, 2003       DECEMBER 31, 2002
                                                              -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $  7,046,702            $  3,655,357
Net Realized Gain/Loss......................................       9,949,850             (34,185,878)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     124,650,207             (19,829,350)
                                                                ------------            ------------
Change in Net Assets from Operations........................     141,646,759             (50,359,871)
                                                                ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................      (2,068,488)             (1,466,251)
  Class II Shares...........................................      (1,610,040)               (666,095)
                                                                ------------            ------------
Total Distributions.........................................      (3,678,528)             (2,132,346)
                                                                ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     137,968,231             (52,492,217)
                                                                ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     331,728,330             253,201,180
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................       3,678,528               2,132,346
Cost of Shares Repurchased..................................     (73,593,199)            (54,152,757)
                                                                ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     261,813,659             201,180,769
                                                                ------------            ------------
TOTAL INCREASE IN NET ASSETS................................     399,781,890             148,688,552
NET ASSETS:
Beginning of the Period.....................................     368,256,216             219,567,664
                                                                ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $6,957,320 and $3,578,061,
  respectively).............................................    $768,038,106            $368,256,216
                                                                ============            ============

 8                                             See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                     YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------------
                                                                2003 (a)        2002         2001 (a)        2000        1999 (a)
                                                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $13.47        $ 15.90        $17.01        $15.34        $14.48
                                                                 ------        -------        ------        ------        ------
  Net Investment Income.....................................        .22            .15           .22           .18           .19
  Net Realized and Unrealized Gain/Loss.....................       3.51          (2.43)        (1.21)         2.71          1.66
                                                                 ------        -------        ------        ------        ------
Total from Investment Operations............................       3.73          (2.28)         (.99)         2.89          1.85
                                                                 ------        -------        ------        ------        ------
Less:
  Distributions from Net Investment Income..................        .14            .15           .01           .18           .27
  Distributions from Net Realized Gain......................        -0-            -0-           .11          1.04           .72
                                                                 ------        -------        ------        ------        ------
Total Distributions.........................................        .14            .15           .12          1.22           .99
                                                                 ------        -------        ------        ------        ------
NET ASSET VALUE, END OF THE PERIOD..........................     $17.06        $ 13.47        $15.90        $17.01        $15.34
                                                                 ======        =======        ======        ======        ======

Total Return*...............................................     28.03%        -14.50%        -5.81%        19.34%        12.99%
Net Assets at End of the Period (In millions)...............     $280.3        $ 186.7        $143.4        $ 92.0        $ 52.5
Ratio of Expenses to Average Net Assets*....................       .66%           .71%          .75%          .75%          .75%
Ratio of Net Investment Income to Average Net Assets*.......      1.50%          1.29%         1.40%         1.39%         1.25%
Portfolio Turnover..........................................        57%            68%          103%          100%           96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................        N/A            N/A           N/A          .80%          .92%
   Ratio of Net Investment Income to Average Net Assets.....        N/A            N/A           N/A         1.34%         1.08%

N/A=Not Applicable

(a) Based on average shares outstanding

See Notes to Financial Statements                                              9

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                            SEPTEMBER 18, 2000
                                                                       YEAR ENDED DECEMBER 31,               (COMMENCEMENT OF
CLASS II SHARES                                                 -------------------------------------         OPERATIONS) TO
                                                                2003 (a)        2002         2001 (a)       DECEMBER 31, 2000
                                                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $13.45        $ 15.88        $17.02              $17.22
                                                                 ------        -------        ------              ------
  Net Investment Income.....................................        .19            .11           .18                 .06
  Net Realized and Unrealized Gain/Loss.....................       3.50          (2.43)        (1.21)                .76
                                                                 ------        -------        ------              ------
Total from Investment Operations............................       3.69          (2.32)        (1.03)                .82
                                                                 ------        -------        ------              ------
Less:
  Distributions from Net Investment Income..................        .11            .11           -0-                 .15
  Distributions from Net Realized Gain......................        -0-            -0-           .11                 .87
                                                                 ------        -------        ------              ------
Total Distributions.........................................        .11            .11           .11                1.02
                                                                 ------        -------        ------              ------
NET ASSET VALUE, END OF THE PERIOD..........................     $17.03        $ 13.45        $15.88              $17.02
                                                                 ======        =======        ======              ======

Total Return* (b)...........................................     27.68%        -14.74%        -6.05%               5.00%**
Net Assets at End of the Period (In millions)...............     $487.7        $ 181.6        $ 76.1              $ 13.7
Ratio of Expenses to Average Net Assets*....................       .91%           .96%         1.00%               1.00%
Ratio of Net Investment Income to Average Net Assets*.......      1.28%          1.09%         1.15%               1.23%
Portfolio Turnover..........................................        57%            68%          103%                100%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................        N/A            N/A           N/A               1.03%
   Ratio of Net Investment Income to Average Net Assets.....        N/A            N/A           N/A               1.20%

**  Non-Annualized

N/A=Not Applicable

(a) Based on average shares outstanding

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 10                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where prices or quotations are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Portfolio had an accumulated capital loss carryforward for tax purposes of $24,710,156 which will expire on December 31, 2010.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $658,030,984
                                                                ============
Gross tax unrealized appreciation...........................    $109,929,712
Gross tax unrealized depreciation...........................      (2,834,013)
                                                                ------------
Net tax unrealized appreciation on investments..............    $107,095,699
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                   2003             2002
Distributions paid from:
  Ordinary Income...........................................    $3,678,528       $2,132,346
  Long-term capital gain....................................           -0-              -0-
                                                                ----------       ----------
                                                                $3,678,528       $2,132,346
                                                                ==========       ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $11,085 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2003, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $7,055,931

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Portfolio's custody fee was reduced by $5,924 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $20,600, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Portfolio, of which a trustee of the Portfolio is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $37,400, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio which is reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $14,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $61,336 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2003, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $24,692.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $246,164,033 and $432,531,211 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................     4,840,914       $ 69,043,401
  Class II..................................................    17,697,371        262,684,929
                                                                ----------       ------------
Total Sales.................................................    22,538,285       $331,728,330
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................       159,976       $  2,068,489
  Class II..................................................       124,520          1,610,039
                                                                ----------       ------------
Total Dividend Reinvestment.................................       284,496       $  3,678,528
                                                                ==========       ============
Repurchases:
  Class I...................................................    (2,429,551)      $(34,788,953)
  Class II..................................................    (2,693,155)       (38,804,246)
                                                                ----------       ------------
Total Repurchases...........................................    (5,122,706)      $(73,593,199)
                                                                ==========       ============

    At December 31, 2002, capital aggregated $209,841,096 and $207,040,489 for Classes I and II, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................     7,121,459       $104,462,640
  Class II..................................................    10,164,314        148,738,540
                                                                ----------       ------------
Total Sales.................................................    17,285,773       $253,201,180
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................        88,864       $  1,466,251
  Class II..................................................        40,345            666,095
                                                                ----------       ------------
Total Dividend Reinvestment.................................       129,209       $  2,132,346
                                                                ==========       ============
Repurchases:
  Class I...................................................    (2,367,216)      $(33,606,374)
  Class II..................................................    (1,496,979)       (20,546,383)
                                                                ----------       ------------
Total Repurchases...........................................    (3,864,195)      $(54,152,757)
                                                                ==========       ============

    On April 30, 2002, the Portfolio acquired all of the assets and liabilities of the Van Kampen Life Investment Trust Strategic Stock Portfolio ("LIT Strategic Stock") through a tax free reorganization approved by LIT Strategic Stock shareholders on April 23, 2002. The Portfolio issued 2,277,826 and 262,612 shares of Classes I and II valued at $36,900,780 and $4,254,308, respectively, in exchange for LIT Strategic Stock's net assets. The shares of LIT Strategic Stock were converted into Portfolio shares at a ratio of .7463 to 1 and .7481 to 1 for Classes I and II, respectively. Included in these net assets was a capital loss carryforward of $933,440, deferred wash sale losses of $399,315, which is included in accumulated net realized loss and a deferred compensation balance of $31,305 which is included in accumulated undistributed net investment income. Net unrealized appreciation of LIT Strategic Stock as of April 30, 2002 was $3,402,743. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended December 31, 2002. Combined net assets on the day of reorganization were $322,448,202.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $542,077,044 and $285,054,025, respectively.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gains. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts for the year ended December 31, 2003, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2002............................        10
Futures Opened..............................................       -0-
Futures Closed..............................................       (10)
                                                                   ---
Outstanding at December 31, 2003............................       -0-
                                                                   ===

6. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plan of up to .25% of Class II average daily net assets are accrued daily.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Growth and Income Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Growth and Income Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIFE INVESTMENT TRUST
GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2003. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                      NUMBER OF
                                            TERM OF                                    FUNDS IN
                                           OFFICE AND                                    FUND
                              POSITION(S)  LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee       Chairman and Chief               88        Trustee/Director/Managing
Blistex Inc.                               since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Former
                                                         Director of the World
                                                         Presidents
                                                         Organization-Chicago
                                                         Chapter. Director of the
                                                         Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago.

J. Miles Branagan (71)        Trustee      Trustee       Private investor.                86        Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995    Co-founder, and prior to                   General Partner of funds
Raleigh, NC 27614                                        August 1996, Chairman,                     in the Fund Complex.
                                                         Chief Executive Officer
                                                         and President, MDT
                                                         Corporation (now known as
                                                         Getinge/Castle, Inc., a
                                                         subsidiary of Getinge
                                                         Industrier AB), a company
                                                         which develops,
                                                         manufactures, markets and
                                                         services medical and
                                                         scientific equipment.

Jerry D. Choate (65)          Trustee      Trustee       Prior to January 1999,           86        Trustee/Director/Managing
33971 Selva Road                           since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                       Director of Amgen Inc., a
                                                         ("Allstate") and Allstate                  biotechnological company,
                                                         Insurance Company. Prior                   and Director of Valero
                                                         to January 1995,                           Energy Corporation, an
                                                         President and Chief                        independent refining
                                                         Executive Officer of                       company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

Rod Dammeyer (63)             Trustee      Trustee       President of CAC, llc., a        88        Trustee/Director/Managing
CAC, llc.                                  since 2003    private company offering                   General Partner of funds
4350 LaJolla Village Drive                               capital investment and                     in the Fund Complex.
Suite 980                                                management advisory                        Director of Stericycle,
San Diego, CA 92122-6223                                 services. Prior to July                    Inc., TheraSense, Inc.,
                                                         2000, Managing Partner of                  Ventana Medical Systems,
                                                         Equity Group Corporate                     Inc., GATX Corporation
                                                         Investment (EGI), a                        and Trustee of The
                                                         company that makes                         Scripps Research
                                                         private investments in                     Institute and the
                                                         other companies.                           University of Chicago
                                                                                                    Hospitals and Health
                                                                                                    Systems. Prior to January
                                                                                                    2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.
                                                                                                    Prior to May 2002,
                                                                                                    Director of Peregrine
                                                                                                    Systems Inc. Prior to
                                                                                                    February 2001, Vice
                                                                                                    Chairman and Director of
                                                                                                    Anixter International,
                                                                                                    Inc. and IMC Global Inc.
                                                                                                    Prior to July 2000,
                                                                                                    Director of Allied Riser
                                                                                                    Communications Corp.,
                                                                                                    Matria Healthcare Inc.,
                                                                                                    Transmedia Networks,
                                                                                                    Inc., CNA Surety, Corp.
                                                                                                    and Grupo Azcarero Mexico
                                                                                                    (GAM). Prior to April
                                                                                                    1999, Director of Metal
                                                                                                    Management, Inc.

                                                                                      NUMBER OF
                                            TERM OF                                    FUNDS IN
                                           OFFICE AND                                    FUND
                              POSITION(S)  LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee       Managing Partner of              86        Trustee/Director/Managing
Heidrick & Struggles                       since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                   executive search firm.                     in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1992, Executive Vice
                                                         President of La Salle
                                                         National Bank.

R. Craig Kennedy (51)         Trustee      Trustee       Director and President of        86        Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 1995    the German Marshall Fund                   General Partner of funds
Washington, D.C. 20016                                   of the United States, an                   in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (68)            Trustee      Trustee       Prior to 1998, President         88        Trustee/Director/Managing
736 North Western Avenue                   since 2003    and Chief Executive                        General Partner of funds
P.O. Box 317                                             Officer of Pocklington                     in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                      Director of the Lake
                                                         investment holding                         Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Jack E. Nelson (67)           Trustee      Trustee       President of Nelson              86        Trustee/Director/Managing
423 Country Club Drive                     since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                          in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee       President Emeritus and           88        Trustee/Director/Managing
1126 E. 59th Street                        since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                        University of Chicago and                  in the Fund Complex.
                                                         the Adam Smith                             Director of Winston
                                                         Distinguished Service                      Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, P.H.D.    Trustee      Trustee       Currently with Paladin           86        Trustee/Director/Managing
(62)                                       since 1999    Capital Group-Paladin                      General Partner of funds
2001 Pennsylvania Avenue                                 Homeland Security Fund                     in the Fund Complex.
Suite 400                                                since November 2003.                       Director of Neurogen
Washington, DC 20006                                     Previously, Chief                          Corporation, a
                                                         Communications Officer of                  pharmaceutical company,
                                                         the National Academy of                    since January 1998.
                                                         Sciences/National
                                                         Research Council, an
                                                         independent, federally
                                                         chartered policy
                                                         institution, since 2001
                                                         and Chief Operating
                                                         Officer from 1993 to
                                                         2001. Director of the
                                                         Institute for Defense
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, and
                                                         Trustee of Colorado
                                                         College. Prior to 1993,
                                                         Executive Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of Sciences/
                                                         National Research
                                                         Council. From 1980
                                                         through 1989, Partner of
                                                         Coopers & Lybrand.

INTERESTED TRUSTEES:*

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Mitchell M. Merin* (50)         Trustee,       Trustee       President and Chief              86        Trustee/Director/Managing
1221 Avenue of the Americas     President      since         Executive Officer of                       General Partner of funds
New York, NY 10020              and Chief      1999;         funds in the Fund                          in the Fund Complex.
                                Executive      President     Complex. Chairman,
                                Officer        and Chief     President, Chief
                                               Executive     Executive Officer and
                                               Officer       Director of the Adviser
                                               since 2002    and Van Kampen Advisors
                                                             Inc. since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

Richard F. Powers, III* (57)    Trustee        Trustee       Advisory Director of             88        Trustee/Director/Managing
1 Parkview Plaza                               since 1999    Morgan Stanley. Prior to                   General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                   in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.

Wayne W. Whalen* (64)           Trustee        Trustee       Partner in the law firm          88        Trustee/Director/Managing
333 West Wacker Drive                          since 1995    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                            Meagher & Flom LLP, legal                  in the Fund Complex.
                                                             counsel to funds in the
                                                             Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                            TERM OF
                                                           OFFICE AND
                                      POSITION(S)          LENGTH OF
NAME, AGE AND                          HELD WITH              TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                       TRUST               SERVED      DURING PAST 5 YEARS
Stephen L. Boyd (63)            Vice President             Officer       Managing Director of
2800 Post Oak Blvd.                                        since 1998    Global Research
45th Floor                                                               Investment Management.
Houston, TX 77056                                                        Vice President of funds
                                                                         in the Fund Complex.
                                                                         Prior to December 2002,
                                                                         Chief Investment Officer
                                                                         of Van Kampen Investments
                                                                         and President and Chief
                                                                         Operations Officer of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2002, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Prior to May
                                                                         2001, Managing Director
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and Managing
                                                                         Director and President of
                                                                         the Adviser and Van
                                                                         Kampen Advisors Inc.
                                                                         Prior to December 2000,
                                                                         Executive Vice President
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and
                                                                         President and Chief
                                                                         Operating Officer of the
                                                                         Adviser. Prior to April
                                                                         2000, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer for
                                                                         Equity Investments of the
                                                                         Adviser. Prior to October
                                                                         1998, Vice President and
                                                                         Senior Portfolio Manager
                                                                         with AIM Capital
                                                                         Management, Inc. Prior to
                                                                         February 1998, Senior
                                                                         Vice President and
                                                                         Portfolio Manager of Van
                                                                         Kampen American Capital
                                                                         Asset Management, Inc.,
                                                                         Van Kampen American
                                                                         Capital Investment
                                                                         Advisory Corp. and Van
                                                                         Kampen American Capital
                                                                         Management, Inc.

Stefanie V. Chang (37)          Vice President             Officer       Executive Director of
1221 Avenue of the Americas                                since 2003    Morgan Stanley Investment
New York, NY 10020                                                       Management. Vice
                                                                         President of funds in the
                                                                         Fund Complex.

Joseph J. McAlinden (61)        Executive Vice             Officer       Managing Director and
1221 Avenue of the Americas     President and Chief        since 2002    Chief Investment Officer
New York, NY 10020              Investment Officer                       of Morgan Stanley
                                                                         Investment Advisors Inc.,
                                                                         Morgan Stanley Investment
                                                                         Management Inc. and
                                                                         Morgan Stanley
                                                                         Investments LP and
                                                                         Director of Morgan
                                                                         Stanley Trust for over 5
                                                                         years. Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Managing
                                                                         Director and Chief
                                                                         Investment Officer of Van
                                                                         Kampen Investments, the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. since
                                                                         December 2002.

John R. Reynoldson (50)         Vice President             Officer       Executive Director and
1 Parkview Plaza                                           since 2000    Portfolio Specialist of
P.O. Box 5555                                                            the Adviser and Van
Oakbrook Terrace, IL 60181                                               Kampen Advisors Inc. Vice
                                                                         President of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Principal and
                                                                         Co-head of the Fixed
                                                                         Income Department of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         December 2000, Senior
                                                                         Vice President of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2000, Senior Vice
                                                                         President of the
                                                                         investment grade taxable
                                                                         group for the Adviser.
                                                                         Prior to June 1999,
                                                                         Senior Vice President of
                                                                         the government securities
                                                                         bond group for Asset
                                                                         Management.

Ronald E. Robison (65)          Executive Vice             Officer       Chief Executive Officer
1221 Avenue of the Americas     President and              since 2003    and Chairman of Investor
New York, NY 10020              Principal Executive                      Services. Executive Vice
                                Officer                                  President and Principal
                                                                         Executive Officer of
                                                                         funds in the Fund
                                                                         Complex. Chief Global
                                                                         Operations Officer and
                                                                         Managing Director of
                                                                         Morgan Stanley Investment
                                                                         Management Inc. Managing
                                                                         Director of Morgan
                                                                         Stanley. Managing
                                                                         Director and Director of
                                                                         Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan
                                                                         Stanley Services Company
                                                                         Inc. Chief Executive
                                                                         Officer and Director of
                                                                         Morgan Stanley Trust.
                                                                         Vice President of the
                                                                         Morgan Stanley Funds.

A. Thomas Smith III (47)        Vice President and         Officer       Managing Director of
1221 Avenue of the Americas     Secretary                  since 1999    Morgan Stanley, Managing
New York, NY 10020                                                       Director and Director of
                                                                         Van Kampen Investments,
                                                                         Director of the Adviser,
                                                                         Van Kampen Advisors Inc.,
                                                                         the Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments.
                                                                         Managing Director and
                                                                         General Counsel-Mutual
                                                                         Funds of Morgan Stanley
                                                                         Investment Advisors, Inc.
                                                                         Vice President and
                                                                         Secretary of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Managing
                                                                         Director, General
                                                                         Counsel, Secretary and
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser,
                                                                         the Distributor, Investor
                                                                         Services, and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to December 2000,
                                                                         Executive Vice President,
                                                                         General Counsel,
                                                                         Secretary and Director of
                                                                         Van Kampen Investments,
                                                                         the Adviser, Van Kampen
                                                                         Advisors Inc., the
                                                                         Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to January 1999, Vice
                                                                         President and Associate
                                                                         General Counsel to New
                                                                         York Life Insurance
                                                                         Company ("New York
                                                                         Life"), and prior to
                                                                         March 1997, Associate
                                                                         General Counsel of New
                                                                         York Life. Prior to
                                                                         December 1993, Assistant
                                                                         General Counsel of The
                                                                         Dreyfus Corporation.
                                                                         Prior to August 1991,
                                                                         Senior Associate, Willkie
                                                                         Farr & Gallagher. Prior
                                                                         to January 1989, Staff
                                                                         Attorney at the
                                                                         Securities and Exchange
                                                                         Commission, Division of
                                                                         Investment Management,
                                                                         Office of Chief Counsel.

John L. Sullivan (48)           Vice President, Chief      Officer       Director and Managing
1 Parkview Plaza                Financial Officer and      since 1996    Director of Van Kampen
P.O. Box 5555                   Treasurer                                Investments, the Adviser,
Oakbrook Terrace, IL 60181                                               Van Kampen Advisors Inc.
                                                                         and certain other
                                                                         subsidiaries of Van
                                                                         Kampen Investments. Vice
                                                                         President, Chief
                                                                         Financial Officer and
                                                                         Treasurer of funds in the
                                                                         Fund Complex. Head of
                                                                         Fund Accounting for
                                                                         Morgan Stanley Investment
                                                                         Management. Prior to
                                                                         December 2002, Executive
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser
                                                                         and Van Kampen Advisors
                                                                         Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                       Van Kampen Funds Inc.
                                       1 Parkview Plaza, P.O. Box 5555
                                       Oakbrook Terrace, IL 60181-5555
                                       www.vankampen.com

                                 (VAN KAMPEN INVESTMENTS LOGO)

                                       Copyright (C)2004 Van Kampen Funds Inc.
                                       All rights reserved.
                                       Member NASD/SIPC.
                                       LIT ANR GI 2/04 13615B04-AP-2/04

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Government Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the portfolio being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the portfolio will achieve its investment objective. The portfolio is subject to market risk, which is the possibility that the market values of securities owned by the portfolio will decline and, therefore, the value of the portfolio shares may be less than what you paid for them. Accordingly, you can lose money investing in this portfolio. Please see the prospectus for more complete information on investment risks.

       The portfolio is being offered through a variable insurance contract.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Lehman Brothers Government/Mortgage Index from 12/31/93 through 12/31/2003. Class I shares, unadjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN LIT GOVERNMENT               LEHMAN BROTHERS
                                                                         PORTFOLIO                  GOVERNMENT/MORTGAGE INDEX
                                                                 -------------------------          -------------------------
12/93                                                                     10000.00                          10000.00
                                                                           9602.00                           9722.64
                                                                           9465.00                           9631.35
                                                                           9502.00                           9687.10
12/94                                                                      9537.00                           9723.52
                                                                          10011.00                          10199.20
                                                                          10506.00                          10796.60
                                                                          10698.00                          11000.00
12/95                                                                     11174.00                          11454.90
                                                                          10925.00                          11268.90
                                                                          10933.00                          11335.40
                                                                          11097.00                          11541.10
12/96                                                                     11411.00                          11876.40
                                                                          11314.00                          11820.60
                                                                          11751.00                          12244.40
                                                                          12140.00                          12635.70
12/97                                                                     12508.00                          13010.00
                                                                          12690.00                          13212.90
                                                                          12973.00                          13514.20
                                                                          13696.00                          14108.00
12/98                                                                     13582.00                          14145.00
                                                                          13424.00                          14081.10
                                                                          13126.00                          13984.30
                                                                          13201.00                          14094.00
12/99                                                                     13126.00                          14069.20
                                                                          13501.00                          14415.10
                                                                          13691.00                          14686.10
                                                                          14088.00                          15123.30
12/00                                                                     14754.00                          15798.00
                                                                          15104.00                          16211.50
                                                                          15087.00                          16272.50
                                                                          15843.00                          17060.10
12/01                                                                     15776.00                          17016.30
                                                                          15760.00                          17050.80
                                                                          16412.00                          17722.00
                                                                          17187.00                          18533.80
12/02                                                                     17292.00                          18727.60
                                                                          17447.00                          18914.40
                                                                          17649.00                          19215.50
                                                                          17594.00                          19189.00
12/03                                                                     17594.00                          19238.20

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------------------
AVERAGE ANNUAL                CLASS I SHARES            CLASS II SHARES
TOTAL RETURNS                 since 04/07/86            since 12/15/00

Since Inception                    6.68%                     5.83%

10-year                            5.81                        --

5-year                             5.31                        --

1-year                             1.75                      1.49

30-Day SEC Yield                   3.05%                     2.81%
-------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Government/Mortgage Index is generally representative of U.S. government mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Life Investment Trust--Government Portfolio is managed by the adviser's Taxable Fixed Income team. Current members of the team include W. David Armstrong, Managing Director; Scott F. Richard, Managing Director; and Jaidip Singh, Executive Director.(1)

MARKET CONDITIONS

The bond markets in 2003 were dominated by the Federal Reserve Bank's perceived deflation concerns as well as by mounting evidence that the U.S. economy was moving into a solid recovery. Interest rates rose briefly in January on expectations of an imminent recovery, only to consolidate through the spring in the absence of any decisive economic developments. The market moved out of this pattern in May, when Federal Reserve minutes acknowledged heightened concern about deflation as a possibility, "however remote." These comments sent yields plummeting to multi-decade lows as investors sought the perceived safety of Treasury bonds.

Interest rates reversed course once more in June, when the Federal Reserve reduced the federal funds target rate by 25 basis points. This cut was half of what the market had expected, and seemed to signal that the Fed was less concerned about deflation than had previously been thought. The economy also began showing convincing signs of improvement in the third quarter. By September, both consumer and corporate spending showed strength, and GDP growth topped 8 percent. Interest rates moved sharply higher through the end of August in one of their strongest upward moves in decades, and remained largely unchanged through the end of the year.

In spite of this volatility, yields ended the year up only slightly, increasing roughly 50 basis points across the bulk of the yield curve. The very short part of the yield curve, by contrast, fell by 25 basis points in response to the June interest-rate cut. These changes had the effect of slightly steepening the yield curve to a structure consistent with expectations for an improving economy.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

----------------------------------------------------
                             LEHMAN BROTHERS
                           GOVERNMENT/MORTGAGE
      CLASS I   CLASS II          INDEX
       1.75%     1.49%            2.73%
----------------------------------------------------

The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and an index definition.

Non-Treasury sectors of the market generally benefited from high investor demand. Mortgage-backed securities (MBS) had a strong year in which they went from being attractively priced to modestly expensive, relative to historical levels. At the beginning of the year, uncertainty over the state of the economy and prepayment speeds led investors to demand a fairly large risk premium as compensation. By early summer, the market had priced in prepayment speeds well in excess of historical levels. Once rates stabilized later in the year, yield spreads over Treasuries began to decline as investors seemed to develop greater confidence in the clarity of economic data.

PERFORMANCE ANALYSIS

Van Kampen LIT Government Portfolio underperformed its benchmark index, the Lehman Brothers Government/Mortgage Index, during the period. (See performance table.)

One of our strategies over the course of the year was to modify the portfolio's sector mix to position it for an environment of rising interest rates. We did this by emphasizing securities with above-Treasury yields. For example, we attempted to take advantage of historically attractive valuations in MBS, shifting some assets into this sector from the portfolio's Treasuries holdings. This strategy contributed to the portfolio's performance as yield spreads in the mortgage-backed sector generally tightened over the period. However, the shift in the portfolio's positioning was somewhat moderate and therefore, kept the portfolio from participating fully in the sector's rally.

Given our analysis at the beginning of the period that interest rates were at unsustainably low levels, we also maintained the portfolio's duration (a measure of interest-rate sensitivity) below that of its benchmark index to help minimize interest-rate risk. We achieved this, in part, by maintaining relatively large holdings in premium MBS and by reducing the portfolio's holdings in more interest-rate

(1)Team members may change without notice at any time.

TOP SECTORS AS OF 12/31/03
Treasury Securities                                 37.0%
FNMA                                                33.4
FHLMC                                               12.4
GNMA                                                12.1
U.S. Govt. Agency                                    2.8
REMIC/CMO                                            2.3

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

sensitive securities. The premium MBS had the benefits of both extremely low interest-rate sensitivity as well as relatively attractive yields. This positioning helped performance when interest rates rose during the year.

We also moved to trim the portfolio's holdings of discount-coupon securities late in the summer in an effort to take advantage of more compelling value in slightly higher-coupon securities. Discount-coupon securities, however, performed better than we had anticipated, and therefore, this strategy modestly held back overall returns.

PROXY VOTING POLICIES AND PROCEDURES

A description of the portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                             BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR PORTFOLIO'S INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                                                    MARKET
(000)     DESCRIPTION                                                  COUPON         MATURITY            VALUE
          COLLATERALIZED MORTGAGE OBLIGATIONS  2.2%
$1,200    Federal Home Loan Mortgage Corp. (Interest Only)............ 5.000%         12/15/16         $    141,501
 2,581    Federal Home Loan Mortgage Corp. (Interest Only)............ 6.000    05/15/30 to 05/01/31        302,941
 1,611    Federal Home Loan Mortgage Corp. (Interest Only) (a)........ 6.338          01/15/29              143,118
   860    Federal Home Loan Mortgage Corp. (Interest Only)............ 6.500          04/01/28              143,933
   316    Federal Home Loan Mortgage Corp. (Interest Only)............ 8.000          06/01/31               54,992
   750    Federal National Mortgage Association....................... 6.022          11/25/10              822,952
 2,970    Federal National Mortgage Association (Interest Only)....... 5.000          09/25/11               85,120
 2,937    Federal National Mortgage Association (Interest Only)
          REMIC....................................................... 6.000    08/25/32 to 07/25/33        507,357
 3,030    Federal National Mortgage Association (Interest Only)....... 6.500    07/01/31 to 05/25/33        495,701
 1,436    Federal National Mortgage Association (Interest Only)
          REMIC....................................................... 7.000    03/01/32 to 04/25/33        229,491
   260    Federal National Mortgage Association (Interest Only)....... 8.000          05/01/30               46,799
 1,262    Government National Mortgage Association (Interest Only)
          REMIC (a)................................................... 6.246          05/16/32               85,315
   985    Government National Mortgage Association (Interest Only)
          REMIC (a)................................................... 6.846          04/16/29               90,359
 1,189    Government National Mortgage Association (Interest Only)
          REMIC (a)................................................... 6.850          05/16/32              111,600
                                                                                                       ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS...........................................................      3,261,179
                                                                                                       ------------

          MORTGAGE BACKED SECURITIES  56.5%
   535    Federal Home Loan Mortgage Corp. 30 Year Pools.............. 6.000    06/01/29 to 09/01/29        553,996
 4,983    Federal Home Loan Mortgage Corp. 30 Year Pools.............. 6.500    06/01/29 to 04/01/31      5,223,101
 1,865    Federal Home Loan Mortgage Corp. 30 Year Pools.............. 7.500    10/01/24 to 09/01/31      2,003,728
    14    Federal Home Loan Mortgage Corp. 30 Year Pools.............. 8.000          09/01/24               14,727
 7,500    Federal Home Loan Mortgage Corp., January (c)............... 6.000            TBA               7,858,590
 1,800    Federal Home Loan Mortgage Corp., January (c)............... 7.500            TBA               1,933,312
   500    Federal National Mortgage Association 15 Year Pools......... 6.000    01/01/14 to 08/01/14        526,130
   142    Federal National Mortgage Association 15 Year Pools......... 6.500    06/01/09 to 04/01/11        150,701
   230    Federal National Mortgage Association 15 Year Pools......... 7.000    07/01/10 to 01/01/12        245,518
    59    Federal National Mortgage Association 30 Year Pools......... 5.500    07/01/24 to 02/01/29         60,555
    50    Federal National Mortgage Association 30 Year Pools......... 6.000    03/01/28 to 12/01/28         52,082
   284    Federal National Mortgage Association 30 Year Pools......... 6.500    03/01/26 to 06/01/28        297,337
 5,113    Federal National Mortgage Association 30 Year Pools......... 7.000    04/01/28 to 02/01/33      5,415,530
 5,961    Federal National Mortgage Association 30 Year Pools......... 7.500    02/01/23 to 04/01/32      6,371,768
    46    Federal National Mortgage Association 30 Year Pools......... 8.000    06/01/24 to 10/01/24         50,492
    32    Federal National Mortgage Association 30 Year Pools......... 10.000         04/01/21               35,509
    89    Federal National Mortgage Association 30 Year Pools......... 11.000         11/01/20              101,645
 5,950    Federal National Mortgage Association, January (c).......... 5.500            TBA               6,028,094
 5,500    Federal National Mortgage Association, January (c).......... 6.000            TBA               5,685,625
15,800    Federal National Mortgage Association, January (c).......... 6.500            TBA              16,525,820
 5,650    Federal National Mortgage Association, January (c).......... 7.000            TBA               5,983,700
   317    Government National Mortgage Association 30 Year Pools...... 6.500    05/15/23 to 03/15/29        334,553
   540    Government National Mortgage Association 30 Year Pools...... 7.000    04/15/23 to 11/15/27        579,105
   119    Government National Mortgage Association 30 Year Pools...... 7.500    12/15/21 to 06/15/24        128,466
    57    Government National Mortgage Association 30 Year Pools...... 8.000    05/15/17 to 01/15/23         62,288
    36    Government National Mortgage Association 30 Year Pools...... 8.500    05/15/17 to 07/15/17         40,203
   142    Government National Mortgage Association 30 Year Pools...... 9.500    06/15/09 to 10/15/09        155,942
     6    Government National Mortgage Association 30 Year Pools...... 11.000         09/15/10                6,784
 2,775    Government National Mortgage Association, January (c)....... 5.500            TBA               2,821,828
12,000    Government National Mortgage Association, January (c)....... 8.000            TBA              13,057,500
                                                                                                       ------------

TOTAL MORTGAGE BACKED SECURITIES....................................................................     82,304,629
                                                                                                       ------------

 4                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                                                    MARKET
(000)     DESCRIPTION                                                  COUPON         MATURITY            VALUE
          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  2.8%
$1,985    Financing Corp. ............................................ 9.650%         11/02/18         $  2,905,780
   700    Financing Corp. ............................................ 9.800          04/06/18            1,030,912
                                                                                                       ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...................................................      3,936,692
                                                                                                       ------------

          UNITED STATES TREASURY OBLIGATIONS  36.1%
 7,900    United States Treasury Bonds................................ 5.250          11/15/28            7,959,566
 1,500    United States Treasury Bonds................................ 7.625          11/15/22            1,965,118
 2,500    United States Treasury Bonds................................ 7.625          02/15/25            3,302,442
 1,000    United States Treasury Bonds................................ 8.000          11/15/21            1,350,860
 1,800    United States Treasury Bonds................................ 8.125          08/15/19            2,431,969
 8,520    United States Treasury Bonds................................ 8.125          08/15/21           11,622,149
   800    United States Treasury Bonds................................ 8.750          08/15/20            1,144,250
 1,250    United States Treasury Bonds................................ 9.250          02/15/16            1,794,581
   350    United States Treasury Bonds (b)............................ 10.375         11/15/12              446,647
 1,700    United States Treasury Bonds................................ 10.750         08/15/05            1,949,025
   700    United States Treasury Bonds................................ 12.000         08/15/13              967,368
 6,100    United States Treasury Notes................................ 5.000          08/15/11            6,529,861
 2,600    United States Treasury Notes................................ 6.250          02/15/07            2,899,003
 3,100    United States Treasury Notes................................ 6.500          10/15/06            3,453,958
 1,750    United States Treasury Notes................................ 6.500          02/15/10            2,034,102
 2,600    United States Treasury Notes................................ 7.875          11/15/04            2,749,604
                                                                                                       ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS............................................................     52,600,503
                                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS  97.6%
  (Cost $139,959,475)...............................................................................    142,103,003
                                                                                                       ------------

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS  42.8%
Federal Home Loan Bank ($30,000,000 par, yielding 0.60%, 01/02/04 maturity)...........................      29,999,500
Federal National Mortgage Association Discount Note ($32,100,000 par, yielding 0.70%, 01/02/04
  maturity)...........................................................................................      32,099,376
United States Treasury Bill ($200,000 par, yielding 0.851%, 03/25/04 maturity) (b)....................         199,603
United States Treasury Bill ($100,000 par, yielding 0.977%, 01/15/04 maturity) (b)....................          99,962
                                                                                                          ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $62,398,371)..................................................................................      62,398,441
                                                                                                          ------------

TOTAL INVESTMENTS  140.4%
  (Cost $202,357,846).................................................................................     204,501,444
LIABILITIES IN EXCESS OF OTHER ASSETS  (40.4%)........................................................     (58,824,047)
                                                                                                          ------------

NET ASSETS  100.0%....................................................................................    $145,677,397
                                                                                                          ============

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Security purchased on a when-issued or delayed delivery basis.

    The obligations of certain US Government sponsored entities are neither issued or guaranteed by the United States Treasury.

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

See Notes to Financial Statements                                              5

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $202,357,846).......................    $204,501,444
Receivables:
  Investments Sold..........................................       5,197,234
  Interest..................................................       1,199,468
  Portfolio Shares Sold.....................................          20,806
Other.......................................................         141,953
                                                                ------------
    Total Assets............................................     211,060,905
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      64,766,137
  Custodian Bank............................................         190,057
  Portfolio Shares Repurchased..............................          88,696
  Investment Advisory Fee...................................          55,077
  Distributor and Affiliates................................          32,893
  Variation Margin on Futures...............................           2,812
Trustees' Deferred Compensation and Retirement Plans........         196,699
Accrued Expenses............................................          51,137
                                                                ------------
    Total Liabilities.......................................      65,383,508
                                                                ------------
NET ASSETS..................................................    $145,677,397
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $145,053,042
Accumulated Undistributed Net Investment Income.............       5,423,742
Net Unrealized Appreciation.................................       2,137,817
Accumulated Net Realized Loss...............................      (6,937,204)
                                                                ------------
NET ASSETS..................................................    $145,677,397
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $75,080,113 and
  7,857,687 shares of beneficial interest issued and
  outstanding)..............................................    $       9.55
                                                                ============
  Class II Shares (Based on net assets of $70,597,284 and
  7,391,510 shares of beneficial interest issued and
  outstanding)..............................................    $       9.55
                                                                ============

 6                                             See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Interest....................................................  $ 5,366,040
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      759,599
Distribution (12b-1) and Service Fees.......................      170,194
Accounting..................................................       57,167
Custody.....................................................       33,464
Trustees' Fees and Related Expenses.........................       25,048
Legal.......................................................        4,675
Other.......................................................       83,755
                                                              -----------
    Total Expenses..........................................    1,133,902
    Investment Advisory Fee Reduction.......................       52,190
                                                              -----------
    Net Expenses............................................    1,081,712
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,284,328
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   533,301
  Futures...................................................      407,337
                                                              -----------
Net Realized Gain...........................................      940,638
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    5,067,204
  End of the Period:
    Investments.............................................    2,143,598
    Futures.................................................       (5,781)
                                                              -----------
                                                                2,137,817
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,929,387)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,988,749)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 2,295,579
                                                              ===========

See Notes to Financial Statements                                              7

Statements of Changes in Net Assets

                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  4,284,328            $  3,330,388
Net Realized Gain...........................................           940,638               2,854,940
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (2,929,387)              3,758,147
                                                                  ------------            ------------
Change in Net Assets from Operations........................         2,295,579               9,943,475
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (3,932,901)             (2,754,569)
  Class II Shares...........................................        (2,798,678)               (545,589)
                                                                  ------------            ------------
Total Distributions.........................................        (6,731,579)             (3,300,158)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (4,436,000)              6,643,317
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        54,298,581              86,741,736
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         6,731,579               3,300,158
Cost of Shares Repurchased..................................       (53,477,128)            (23,917,077)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         7,553,032              66,124,817
                                                                  ------------            ------------
TOTAL INCREASE IN NET ASSETS................................         3,117,032              72,768,134
NET ASSETS:
Beginning of the Period.....................................       142,560,365              69,792,231
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $5,423,742 and $4,233,971,
  respectively).............................................      $145,677,397            $142,560,365
                                                                  ============            ============

 8                                             See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                   YEAR ENDED DECEMBER 31,
CLASS I SHARES                                               --------------------------------------------------------------------
                                                             2003 (b)       2002 (b)       2001 (a) (b)        2000         1999
                                                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $9.82          $9.39            $9.30           $ 8.82       $ 9.59
                                                              -----          -----            -----           ------       ------
  Net Investment Income..................................       .28            .29              .47              .56          .53
  Net Realized and Unrealized Gain/Loss..................      (.11)           .57              .15              .48         (.84)
                                                              -----          -----            -----           ------       ------
Total from Investment Operations.........................       .17            .86              .62             1.04         (.31)
Less Distributions from Net Investment Income............       .44            .43              .53              .56          .46
                                                              -----          -----            -----           ------       ------
NET ASSET VALUE, END OF THE PERIOD.......................     $9.55          $9.82            $9.39           $ 9.30       $ 8.82
                                                              =====          =====            =====           ======       ======

Total Return**...........................................     1.75%          9.61%            6.92%           12.40%       -3.36%
Net Assets at End of the Period (In millions)............     $75.1          $89.8            $60.1           $ 55.1       $ 53.3
Ratio of Expenses to Average Net Assets**................      .60%           .60%             .60%             .60%         .60%
Ratio of Net Investment Income to Average Net Assets**...     2.96%          3.10%            5.09%            6.14%        5.92%
Portfolio Turnover.......................................      511%(c)         87%              82%             180%          92%

** If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

   Ratio of Expenses to Average Net Assets...............      .63%           .68%             .71%             .79%         .74%
   Ratio of Net Investment Income to Average Net
     Assets..............................................     2.93%          3.02%            4.99%            5.95%        5.78%

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 5.27% to 5.09%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Fund's current year portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher during the last fiscal year than in previous fiscal years.

See Notes to Financial Statements                                              9

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                                DECEMBER 15, 2000
                                                                        YEAR ENDED DECEMBER 31,                 (COMMENCEMENT OF
CLASS II SHARES                                                ------------------------------------------        OPERATIONS) TO
                                                               2003 (c)       2002 (c)       2001 (b) (c)       DECEMBER 31, 2000
                                                               ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................     $9.82          $9.39            $9.31                 $9.28
                                                                -----          -----            -----                 -----
  Net Investment Income....................................       .25            .29              .40                   .02
  Net Realized and Unrealized Gain/Loss....................      (.11)           .55              .21                   .01
                                                                -----          -----            -----                 -----
Total from Investment Operations...........................       .14            .84              .61                   .03
Less Distributions from Net Investment Income..............       .41            .41              .53                   -0-
                                                                -----          -----            -----                 -----
NET ASSET VALUE, END OF THE PERIOD.........................     $9.55          $9.82            $9.39                 $9.31
                                                                =====          =====            =====                 =====

Total Return (a)**.........................................     1.49%          9.33%            6.73%                  .32%*
Net Assets at End of the Period (In millions)..............     $70.6          $52.8            $ 9.7                 $ 1.0
Ratio of Expenses to Average Net Assets**..................      .85%           .85%             .85%                  .85%
Ratio of Net Investment Income to Average Net Assets**.....     2.64%          3.07%            4.51%                 5.61%
Portfolio Turnover.........................................      511%(d)         87%              82%                  180%

** If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

   Ratio of Expenses to Average Net Assets.................      .88%           .93%             .96%                 1.40%
   Ratio of Net Investment Income to Average Net Assets....     2.61%          2.99%            4.41%                 5.06%

*   Non-Annualized

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.69% to 4.51%. Per share, ratios and supplemental data for the period prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Based on average shares outstanding.

(d) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Fund's current year portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher during the last fiscal year than in previous fiscal years.

 10                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on December 15, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments and forwards are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will maintain, in a segregated account, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2003, the Portfolio has $64,766,137 of forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Portfolio had an accumulated capital loss carryforward for tax purposes of $6,154,599 which will expire between December 31, 2004 and December 31, 2011.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $203,975,016
                                                                ============
Gross tax unrealized appreciation...........................    $  2,709,315
Gross tax unrealized depreciation...........................      (2,182,887)
                                                                ------------
Net tax unrealized appreciation on investments..............    $    526,428
                                                                ============

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                   2003             2002
Distribution paid from:
  Ordinary Income...........................................    $6,731,578       $3,300,158
  Long-term capital gain....................................           -0-              -0-
                                                                ----------       ----------
                                                                $6,731,578       $3,300,158
                                                                ==========       ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax basis difference relating to the Portfolio's investment in other regulated investment companies totaling $18,323 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax basis difference relating to paydowns on mortgage-backed securities totaling $819,372 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to book to tax amortization differences totaling $2,799,327 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $6,644,347

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post October losses which are not realized for tax purposes until the first day of the following fiscal year, the deferral of losses related to wash sale transactions, straddle positions and gains or losses recognized for tax purposes on open futures contracts at December 31, 2003.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2003 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2003, the Adviser voluntarily waived $52,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $4,700, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Portfolio, of which a trustee of the Portfolio is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $25,900, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of "Accounting" expense in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $104,200 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $75,579,674 and $69,473,368 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................       651,591       $  6,315,964
  Class II..................................................     4,996,825         47,982,617
                                                                ----------       ------------
Total Sales.................................................     5,648,416       $ 54,298,581
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................       417,505       $  3,932,901
  Class II..................................................       296,784          2,798,678
                                                                ----------       ------------
Total Dividend Reinvestment.................................       714,289       $  6,731,579
                                                                ==========       ============
Repurchases:
  Class I...................................................    (2,349,920)      $(22,442,872)
  Class II..................................................    (3,276,910)       (31,034,256)
                                                                ----------       ------------
Total Repurchases...........................................    (5,626,830)      $(53,477,128)
                                                                ==========       ============

    At December 31, 2002, capital aggregated $87,773,681 and $49,726,329 for Class I and II, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................     4,343,537       $ 40,610,573
  Class II..................................................     4,870,402         46,131,163
                                                                ----------       ------------
Total Sales.................................................     9,213,939       $ 86,741,736
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................       308,117       $  2,754,569
  Class II..................................................        60,960            545,589
                                                                ----------       ------------
Total Dividend Reinvestment.................................       369,077       $  3,300,158
                                                                ==========       ============
Repurchases:
  Class I...................................................    (1,914,092)      $(18,286,022)
  Class II..................................................      (586,171)        (5,631,055)
                                                                ----------       ------------
Total Repurchases...........................................    (2,500,263)      $(23,917,077)
                                                                ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns, and excluding short-term investments were $802,436,131 and $845,031,157, respectively.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Portfolio's effective maturity and duration. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2003, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2002............................        234
Futures Opened..............................................      1,304
Futures Closed..............................................     (1,502)
                                                                 ------
Outstanding at December 31, 2003............................         36
                                                                 ======

    The futures contracts outstanding as of December 31, 2003 and the description and unrealized appreciation/depreciation are as follows:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
10-Year U.S. Treasury Notes--March 2004 (Current Notional
  Value of $112,266 per contract)...........................        6              $ 7,202
SHORT CONTRACTS:
5-Year U.S. Treasury Notes--March 2004 (Current Notional
  Value of $111,625 per contract)...........................       14               (9,025)
U.S. Treasury Bonds--March 2004 (Current Notional Value of
  $109,313 per contract)....................................       16               (3,958)
                                                                   --              -------
                                                                   36              $(5,781)
                                                                   ==              =======

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by Federally sponsored agencies-Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Portfolio also invests in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Government Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Government Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Government Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIFE INVESTMENT TRUST
GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (58)              Trustee        Trustee       Chairman and Chief               88        Trustee/Director/Managing
Blistex Inc.                                   since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)          Trustee        Trustee       Private investor.                86        Trustee/Director/Managing
1632 Morning Mountain Road                     since 1991    Co-founder, and prior to                   General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                     in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

Jerry D. Choate (65)            Trustee        Trustee       Prior to January 1999,           86        Trustee/Director/Managing
33971 Selva Road                               since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                    Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                       Director of Amgen Inc., a
                                                             ("Allstate") and Allstate                  biotechnological company,
                                                             Insurance Company. Prior                   and Director of Valero
                                                             to January 1995,                           Energy Corporation, an
                                                             President and Chief                        independent refining
                                                             Executive Officer of                       company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (63)               Trustee        Trustee       President of CAC, llc., a        88        Trustee/Director/Managing
CAC, llc.                                      since 2003    private company offering                   General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                     in the Fund Complex.
Suite 980                                                    management advisory                        Director of Stericycle,
San Diego, CA 92122-6223                                     services. Prior to July                    Inc., TheraSense, Inc.,
                                                             2000, Managing Partner of                  Ventana Medical Systems,
                                                             Equity Group Corporate                     Inc., GATX Corporation
                                                             Investment (EGI), a                        and Trustee of The
                                                             company that makes                         Scripps Research
                                                             private investments in                     Institute and the
                                                             other companies.                           University of Chicago
                                                                                                        Hospitals and Health
                                                                                                        Systems. Prior to January
                                                                                                        2004, Director of
                                                                                                        TeleTech Holdings Inc.
                                                                                                        and Arris Group, Inc.
                                                                                                        Prior to May 2002,
                                                                                                        Director of Peregrine
                                                                                                        Systems Inc. Prior to
                                                                                                        February 2001, Vice
                                                                                                        Chairman and Director of
                                                                                                        Anixter International,
                                                                                                        Inc. and IMC Global Inc.
                                                                                                        Prior to July 2000,
                                                                                                        Director of Allied Riser
                                                                                                        Communications Corp.,
                                                                                                        Matria Healthcare Inc.,
                                                                                                        Transmedia Networks,
                                                                                                        Inc., CNA Surety, Corp.
                                                                                                        and Grupo Azcarero Mexico
                                                                                                        (GAM). Prior to April
                                                                                                        1999, Director of Metal
                                                                                                        Management, Inc.

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (55)         Trustee        Trustee       Managing Partner of              86        Trustee/Director/Managing
Heidrick & Struggles                           since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                       executive search firm.                     in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)           Trustee        Trustee       Director and President of        86        Trustee/Director/Managing
11 DuPont Circle, N.W.                         since 1995    the German Marshall Fund                   General Partner of funds
Washington, D.C. 20016                                       of the United States, an                   in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (68)              Trustee        Trustee       Prior to 1998, President         88        Trustee/Director/Managing
736 North Western Avenue                       since 2003    and Chief Executive                        General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                     in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                      Director of the Lake
                                                             investment holding                         Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

Jack E. Nelson (67)             Trustee        Trustee       President of Nelson              86        Trustee/Director/Managing
423 Country Club Drive                         since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                          in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (63)       Trustee        Trustee       President Emeritus and           88        Trustee/Director/Managing
1126 E. 59th Street                            since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                            University of Chicago and                  in the Fund Complex.
                                                             the Adam Smith                             Director of Winston
                                                             Distinguished Service                      Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey, P.H.D.      Trustee        Trustee       Currently with Paladin           86        Trustee/Director/Managing
(62)                                           since 1999    Capital Group-Paladin                      General Partner of funds
2001 Pennsylvania Avenue                                     Homeland Security Fund                     in the Fund Complex.
Suite 400                                                    since November 2003.                       Director of Neurogen
Washington, DC 20006                                         Previously, Chief                          Corporation, a
                                                             Communications Officer of                  pharmaceutical company,
                                                             the National Academy of                    since January 1998.
                                                             Sciences/National
                                                             Research Council, an
                                                             independent, federally
                                                             chartered policy
                                                             institution, since 2001
                                                             and Chief Operating
                                                             Officer from 1993 to
                                                             2001. Director of the
                                                             Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES:*

                                                                                        NUMBER OF
                                                TERM OF                                  FUNDS IN
                                               OFFICE AND                                  FUND
                                POSITION(S)    LENGTH OF                                 COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME     PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST         SERVED    DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Mitchell M. Merin* (50)         Trustee,       Trustee     President and Chief              86        Trustee/Director/Managing
1221 Avenue of the Americas     President      since       Executive Officer of                       General Partner of funds
New York, NY 10020              and Chief      1999;       funds in the Fund                          in the Fund Complex.
                                Executive      President   Complex. Chairman,
                                Officer        and Chief   President, Chief
                                               Executive   Executive Officer and
                                               Officer     Director of the Adviser
                                               since 2002  and Van Kampen Advisors
                                                           Inc. since December 2002.
                                                           Chairman, President and
                                                           Chief Executive Officer
                                                           of Van Kampen Investments
                                                           since December 2002.
                                                           Director of Van Kampen
                                                           Investments since
                                                           December 1999. Chairman
                                                           and Director of Van
                                                           Kampen Funds Inc. since
                                                           December 2002. President,
                                                           Director and Chief
                                                           Operating Officer of
                                                           Morgan Stanley Investment
                                                           Management since December
                                                           1998. President and
                                                           Director since April 1997
                                                           and Chief Executive
                                                           Officer since June 1998
                                                           of Morgan Stanley
                                                           Investment Advisors Inc.
                                                           and Morgan Stanley
                                                           Services Company Inc.
                                                           Chairman, Chief Executive
                                                           Officer and Director of
                                                           Morgan Stanley
                                                           Distributors Inc. since
                                                           June 1998. Chairman since
                                                           June 1998, and Director
                                                           since January 1998 of
                                                           Morgan Stanley Trust.
                                                           Director of various
                                                           Morgan Stanley
                                                           subsidiaries. President
                                                           of the Morgan Stanley
                                                           Funds since May 1999.
                                                           Previously Chief
                                                           Executive Officer of Van
                                                           Kampen Funds Inc. from
                                                           December 2002 to July
                                                           2003, Chief Strategic
                                                           Officer of Morgan Stanley
                                                           Investment Advisors Inc.
                                                           and Morgan Stanley
                                                           Services Company Inc. and
                                                           Executive Vice President
                                                           of Morgan Stanley
                                                           Distributors Inc. from
                                                           April 1997 to June 1998.
                                                           Chief Executive Officer
                                                           from September 2002 to
                                                           April 2003 and Vice
                                                           President from May 1997
                                                           to April 1999 of the
                                                           Morgan Stanley Funds.

Richard F. Powers, III* (57)    Trustee        Trustee     Advisory Director of             88        Trustee/Director/Managing
1 Parkview Plaza                               since 1999  Morgan Stanley. Prior to                   General Partner of funds
P.O. Box 5555                                              December 2002, Chairman,                   in the Fund Complex.
Oakbrook Terrace, IL 60181                                 Director, President,
                                                           Chief Executive Officer
                                                           and Managing Director of
                                                           Van Kampen Investments
                                                           and its investment
                                                           advisory, distribution
                                                           and other subsidiaries.
                                                           Prior to December 2002,
                                                           President and Chief
                                                           Executive Officer of
                                                           funds in the Fund
                                                           Complex. Prior to May
                                                           1998, Executive Vice
                                                           President and Director of
                                                           Marketing at Morgan
                                                           Stanley and Director of
                                                           Dean Witter, Discover &
                                                           Co. and Dean Witter
                                                           Realty. Prior to 1996,
                                                           Director of Dean Witter
                                                           Reynolds Inc.

Wayne W. Whalen* (64)           Trustee        Trustee     Partner in the law firm          88        Trustee/Director/Managing
333 West Wacker Drive                          since 1995  of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                          Meagher & Flom LLP, legal                  in the Fund Complex.
                                                           counsel to funds in the
                                                           Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                            TERM OF
                                                           OFFICE AND
                                      POSITION(S)          LENGTH OF
NAME, AGE AND                          HELD WITH              TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                       TRUST               SERVED      DURING PAST 5 YEARS
Stephen L. Boyd (63)            Vice President             Officer       Managing Director of
2800 Post Oak Blvd.                                        since 1998    Global Research
45th Floor                                                               Investment Management.
Houston, TX 77056                                                        Vice President of funds
                                                                         in the Fund Complex.
                                                                         Prior to December 2002,
                                                                         Chief Investment Officer
                                                                         of Van Kampen Investments
                                                                         and President and Chief
                                                                         Operations Officer of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2002, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Prior to May
                                                                         2001, Managing Director
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and Managing
                                                                         Director and President of
                                                                         the Adviser and Van
                                                                         Kampen Advisors Inc.
                                                                         Prior to December 2000,
                                                                         Executive Vice President
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and
                                                                         President and Chief
                                                                         Operating Officer of the
                                                                         Adviser. Prior to April
                                                                         2000, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer for
                                                                         Equity Investments of the
                                                                         Adviser. Prior to October
                                                                         1998, Vice President and
                                                                         Senior Portfolio Manager
                                                                         with AIM Capital
                                                                         Management, Inc. Prior to
                                                                         February 1998, Senior
                                                                         Vice President and
                                                                         Portfolio Manager of Van
                                                                         Kampen American Capital
                                                                         Asset Management, Inc.,
                                                                         Van Kampen American
                                                                         Capital Investment
                                                                         Advisory Corp. and Van
                                                                         Kampen American Capital
                                                                         Management, Inc.

Stefanie V. Chang (37)          Vice President             Officer       Executive Director of
1221 Avenue of the Americas                                since 2003    Morgan Stanley Investment
New York, NY 10020                                                       Management. Vice
                                                                         President of funds in the
                                                                         Fund Complex.

Joseph J. McAlinden (61)        Executive Vice             Officer       Managing Director and
1221 Avenue of the Americas     President and Chief        since 2002    Chief Investment Officer
New York, NY 10020              Investment Officer                       of Morgan Stanley
                                                                         Investment Advisors Inc.,
                                                                         Morgan Stanley Investment
                                                                         Management Inc. and
                                                                         Morgan Stanley
                                                                         Investments LP and
                                                                         Director of Morgan
                                                                         Stanley Trust for over 5
                                                                         years. Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Managing
                                                                         Director and Chief
                                                                         Investment Officer of Van
                                                                         Kampen Investments, the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. since
                                                                         December 2002.

John R. Reynoldson (50)         Vice President             Officer       Executive Director and
1 Parkview Plaza                                           since 2000    Portfolio Specialist of
P.O. Box 5555                                                            the Adviser and Van
Oakbrook Terrace, IL 60181                                               Kampen Advisors Inc. Vice
                                                                         President of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Principal and
                                                                         Co-head of the Fixed
                                                                         Income Department of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         December 2000, Senior
                                                                         Vice President of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2000, Senior Vice
                                                                         President of the
                                                                         investment grade taxable
                                                                         group for the Adviser.
                                                                         Prior to June 1999,
                                                                         Senior Vice President of
                                                                         the government securities
                                                                         bond group for Asset
                                                                         Management.

Ronald E. Robison (65)          Executive Vice             Officer       Chief Executive Officer
1221 Avenue of the Americas     President and              since 2003    and Chairman of Investor
New York, NY 10020              Principal Executive                      Services. Executive Vice
                                Officer                                  President and Principal
                                                                         Executive Officer of
                                                                         funds in the Fund
                                                                         Complex. Chief Global
                                                                         Operations Officer and
                                                                         Managing Director of
                                                                         Morgan Stanley Investment
                                                                         Management Inc. Managing
                                                                         Director of Morgan
                                                                         Stanley. Managing
                                                                         Director and Director of
                                                                         Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan
                                                                         Stanley Services Company
                                                                         Inc. Chief Executive
                                                                         Officer and Director of
                                                                         Morgan Stanley Trust.
                                                                         Vice President of the
                                                                         Morgan Stanley Funds.

A. Thomas Smith III (47)        Vice President and         Officer       Managing Director of
1221 Avenue of the Americas     Secretary                  since 1999    Morgan Stanley, Managing
New York, NY 10020                                                       Director and Director of
                                                                         Van Kampen Investments,
                                                                         Director of the Adviser,
                                                                         Van Kampen Advisors Inc.,
                                                                         the Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments.
                                                                         Managing Director and
                                                                         General Counsel-Mutual
                                                                         Funds of Morgan Stanley
                                                                         Investment Advisors, Inc.
                                                                         Vice President and
                                                                         Secretary of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Managing
                                                                         Director, General
                                                                         Counsel, Secretary and
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser,
                                                                         the Distributor, Investor
                                                                         Services, and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to December 2000,
                                                                         Executive Vice President,
                                                                         General Counsel,
                                                                         Secretary and Director of
                                                                         Van Kampen Investments,
                                                                         the Adviser, Van Kampen
                                                                         Advisors Inc., the
                                                                         Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to January 1999, Vice
                                                                         President and Associate
                                                                         General Counsel to New
                                                                         York Life Insurance
                                                                         Company ("New York
                                                                         Life"), and prior to
                                                                         March 1997, Associate
                                                                         General Counsel of New
                                                                         York Life. Prior to
                                                                         December 1993, Assistant
                                                                         General Counsel of The
                                                                         Dreyfus Corporation.
                                                                         Prior to August 1991,
                                                                         Senior Associate, Willkie
                                                                         Farr & Gallagher. Prior
                                                                         to January 1989, Staff
                                                                         Attorney at the
                                                                         Securities and Exchange
                                                                         Commission, Division of
                                                                         Investment Management,
                                                                         Office of Chief Counsel.

John L. Sullivan (48)           Vice President, Chief      Officer       Director and Managing
1 Parkview Plaza                Financial Officer and      since 1996    Director of Van Kampen
P.O. Box 5555                   Treasurer                                Investments, the Adviser,
Oakbrook Terrace, IL 60181                                               Van Kampen Advisors Inc.
                                                                         and certain other
                                                                         subsidiaries of Van
                                                                         Kampen Investments. Vice
                                                                         President, Chief
                                                                         Financial Officer and
                                                                         Treasurer of funds in the
                                                                         Fund Complex. Head of
                                                                         Fund Accounting for
                                                                         Morgan Stanley Investment
                                                                         Management. Prior to
                                                                         December 2002, Executive
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser
                                                                         and Van Kampen Advisors
                                                                         Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                       Van Kampen Funds Inc.
                                       1 Parkview Plaza, P.O. Box 5555
                                       Oakbrook Terrace, IL 60181-5555
                                       www.vankampen.com

                                 (VAN KAMPEN INVESTMENTS LOGO)

                                       Copyright (C)2004 Van Kampen Funds Inc.
                                       All rights reserved.
                                       Member NASD/SIPC.
                                       LIT ANR GOVT 2/04 13610B04-AP-2/04

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Money Market Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the portfolio being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the portfolio will achieve its investment objective. The portfolio is subject to market risk, which is the possibility that the market values of securities owned by the portfolio will decline and, therefore, the value of the portfolio shares may be less than what you paid for them. Accordingly, you can lose money investing in this portfolio. Please see the prospectus for more complete information on investment risks.

       The portfolio is being offered through a variable insurance contract.

       An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

The portfolio management team for Van Kampen Life Investment Trust--Money Market Portfolio includes Jonathan Page, Managing Director, and Dale Albright, Executive Director.(1)

MARKET CONDITIONS

Favorable economic trends began to appear during the twelve months ended December 31, 2003, especially during the second half of the year. Third-quarter GDP growth jumped to 8.2 percent, its highest rate of expansion since the fourth quarter of 1983. The ISM Manufacturing Index, a measure of manufacturing activity, has remained above 50 since June, indicating an expanding factory sector, and rose to 66.2 in December, its highest level since December 1983. The combination of highly accommodative monetary posture and very stimulative fiscal policies finally appeared to be producing modest gains in employment. Non-farm payrolls have risen monthly since August. Geopolitical concerns and instability, however, continue to contribute to caution within the business community.

The Federal Reserve Open Market Committee (FOMC) maintained an accommodative posture in an attempt to encourage a faster pace of economic activity. After holding its target rate for federal funds at 1.25 percent for the first six months of the year, the FOMC lowered its target to 1.00 percent, a 45-year low, on June 25, 2003. Against this backdrop, money-market fund yield levels fell to record lows. Later in the year, at its December 9, 2003 meeting, the FOMC stated that the upside and downside risks of attaining sustainable economic growth for the next few quarters were roughly equal.

PERFORMANCE ANALYSIS

For the 12-month period ended December 31, 2003, the portfolio provided a total return of 0.57 percent for Class I shares. (See table below.) For the seven-day period ended December 31, 2003, the portfolio provided an annualized yield of
0.46 percent for Class I shares, while its 30-day average annualized yield for the month of December was 0.47 percent for Class I shares.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

------------------------------
      CLASS I   CLASS II
       0.57%     0.32%
------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. Past performance is no guarantee of future results.

As of December 31, 2003, the portfolio had net assets of approximately $55 million. The weighted-average maturity of the portfolio was 27 days, and 95 percent of its holdings were due to mature within 90 days.

Throughout the past year, we continued our long-standing policy of purchasing only high-quality, very liquid money-market securities, and the portfolio does not contain any derivative securities. As of December 31, 2003, the portfolio was entirely invested in top tier rated securities. (See table below.) We also continued with our portfolio strategy of seeking high liquidity and preservation of capital, while generating a yield reflecting prevailing money-market conditions.

PROXY VOTING POLICIES AND PROCEDURES

A description of the portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.


CREDIT RATINGS AS OF 12/31/03
A-1+                                                78.7%
AAA                                                 17.6
A-1                                                  3.6

Subject to change daily. Provided for informational purposes only. Credit ratings based upon ratings as issued by Standard and Poor's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(1)Team members may change without notice at any time.

                             BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR PORTFOLIO'S INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                                       DISCOUNT
PAR                                                                                    YIELD ON
AMOUNT                                                                     MATURITY    DATE OF      AMORTIZED
(000)      DESCRIPTION                                                       DATE      PURCHASE       COST
           COMMERCIAL PAPER  50.1%
$2,000     American Express Credit Corp. ..............................    02/02/04     1.062%     $ 1,998,115
 2,300     CBA (Delaware) Finance, Inc. ...............................    01/26/04     1.082        2,298,275
 2,000     Citicorp....................................................    01/21/04     1.092        1,998,789
 2,000     DaimlerChrysler Revolving Auto Conduit......................    01/13/04     1.101        1,999,267
 2,000     FCAR Owner Trust II.........................................    01/06/04     1.071        1,999,703
 3,000     General Electric Capital Corp. .............................    01/05/04     1.083        2,999,640
 3,000     ING (US) Funding, LLC.......................................    01/12/04     1.082        2,999,010
 2,800     Mortgage Interest Networking Trust..........................    01/14/04     1.092        2,798,898
 3,000     Royal Bank of Scotland Plc..................................    01/09/04     1.082        2,999,280
 2,300     Shell Finance (UK) Plc......................................    02/12/04     1.062        2,297,155
 3,000     Westpac Capital Corp. ......................................    01/08/04     1.068        2,999,379
                                                                                                   -----------

           TOTAL COMMERCIAL PAPER..............................................................     27,387,511
                                                                                                   -----------

           U.S. GOVERNMENT AGENCY OBLIGATIONS  32.9%
 3,000     Federal Home Loan Banks.....................................    01/02/04     1.072        2,999,911
 3,000     Federal Home Loan Banks.....................................    04/12/04     1.054        2,991,075
 3,000     Federal Home Loan Mortgage Corp. ...........................    01/27/04     1.011        2,997,812
 3,000     Federal Home Loan Mortgage Corp. ...........................    02/26/04     1.073        2,995,007
 3,000     Federal National Mortgage Association.......................    03/08/04     1.084        2,993,970
 3,000     Federal National Mortgage Association.......................    03/17/04     1.105        2,993,033
                                                                                                   -----------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS............................................     17,970,808
                                                                                                   -----------

REPURCHASE AGREEMENTS  17.7%
Banc of America Securities LLC ($9,700,000 par collateralized by U.S. Government obligations in a
  pooled cash account, dated 12/31/03, to be sold on 01/02/04 at $9,700,474)...........................      9,700,000
                                                                                                           -----------
TOTAL INVESTMENTS  100.7%..............................................................................     55,058,319
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.7%)..........................................................       (363,085)
                                                                                                           -----------

NET ASSETS  100.0%.....................................................................................    $54,695,234
                                                                                                           ===========

 2                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments, at amortized cost which approximates
  market value, including a repurchase agreement of
  $9,700,000................................................    $55,058,319
Cash........................................................         26,144
Receivables:
  Portfolio Shares Sold.....................................         43,041
  Interest..................................................            237
Other.......................................................         94,955
                                                                -----------
    Total Assets............................................     55,222,696
                                                                -----------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................        316,439
  Investment Advisory Fee...................................         17,930
  Distributor and Affiliates................................         13,319
Trustees' Deferred Compensation and Retirement Plans........        138,769
Accrued Expenses............................................         41,005
                                                                -----------
    Total Liabilities.......................................        527,462
                                                                -----------
NET ASSETS..................................................    $54,695,234
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $54,695,234
Accumulated Undistributed Net Investment Income.............          9,186
Accumulated Net Realized Loss...............................         (9,186)
                                                                -----------
NET ASSETS..................................................    $54,695,234
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $30,308,674 and
  30,309,285 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Shares (Based on net assets of $24,386,560 and
  24,385,949 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              3

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Interest....................................................    $791,384
                                                                --------
EXPENSES:
Investment Advisory Fee.....................................     334,735
Distribution (12b-1) and Service Fees.......................      63,990
Shareholder Reports.........................................      24,834
Trustees' Fees and Related Expenses.........................      24,487
Accounting..................................................      24,075
Custody.....................................................      10,860
Legal.......................................................       3,871
Other.......................................................      41,481
                                                                --------
    Total Expenses..........................................     528,333
    Investment Advisory Fee Reduction.......................      62,439
    Less Credits Earned on Cash Balances....................         184
                                                                --------
    Net Expenses............................................     465,710
                                                                --------
NET INVESTMENT INCOME.......................................    $325,674
                                                                ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $325,674
                                                                ========

 4                                             See Notes to Financial Statements

Statements of Changes in Net Assets

                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $     325,674           $     766,967
                                                                  -------------           -------------

Distributions from Net Investment Income:
  Class I Shares............................................           (240,071)               (563,357)
  Class II Shares...........................................            (81,713)               (203,610)
                                                                  -------------           -------------
                                                                       (321,784)               (766,967)
                                                                  -------------           -------------

Distributions from Net Realized Gain:
  Class I Shares............................................             (1,164)                    -0-
  Class II Shares...........................................               (937)                    -0-
                                                                  -------------           -------------
                                                                         (2,101)                    -0-
                                                                  -------------           -------------
Total Distributions.........................................           (323,885)               (766,967)
                                                                  -------------           -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........              1,789                     -0-
                                                                  -------------           -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        119,425,693             178,257,923
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................            323,885                 766,967
Cost of Shares Repurchased..................................       (143,405,902)           (162,811,057)
                                                                  -------------           -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        (23,656,324)             16,213,833
                                                                  -------------           -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        (23,654,535)             16,213,833
NET ASSETS:
Beginning of the Period.....................................         78,349,769              62,135,936
                                                                  -------------           -------------
End of the Period (Including accumulated undistributed net
  investment income of $9,186 and ($1,789), respectively)...      $  54,695,234           $  78,349,769
                                                                  =============           =============

See Notes to Financial Statements                                              5

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------
                                                                2003        2002        2001        2000        1999
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                -----       -----       -----       -----       -----
  Net Investment Income.....................................      .01         .01         .04         .06         .05
Less:
  Distributions from Net Investment Income..................      .01         .01         .04         .06         .05
  Distributions from Net Realized Gain......................      -0-(a)       --          --          --          --
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                =====       =====       =====       =====       =====

Total Return*...............................................     .57%       1.22%       3.68%       5.93%       4.63%
Net Assets at End of the Period (In millions)...............    $30.3       $52.8       $48.4       $29.7       $33.3
Ratio of Expenses to Average Net Assets* (b)................     .60%        .60%        .60%        .61%        .62%
Ratio of Net Investment Income to Average Net Assets*.......     .58%       1.21%       3.43%       5.76%       4.56%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (b).................     .69%        .71%        .84%        .97%        .93%
Ratio of Net Investment Income to Average Net Assets........     .49%       1.10%       3.20%       5.40%       4.25%

(a) Distributions from Net Realized Gain are less than $.01 per share.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .02% for the years ended December 31, 2000 and 1999, respectively.

 6                                             See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                                DECEMBER 15, 2000
                                                                         YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
CLASS II SHARES                                                 -----------------------------------------       OF OPERATIONS) TO
                                                                  2003            2002            2001          DECEMBER 31, 2000
                                                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $    1.00       $    1.00       $    1.00             $1.00
                                                                ---------       ---------       ---------             -----
  Net Investment Income.....................................          -0-(a)          .01             .03               -0-(a)
Less:
  Distributions from Net Investment Income..................          -0-(a)          .01             .03               -0-(a)
  Distributions from Net Realized Gain......................          -0-(a)           --              --                --
                                                                ---------       ---------       ---------             -----
NET ASSET VALUE, END OF THE PERIOD..........................    $    1.00       $    1.00       $    1.00             $1.00
                                                                =========       =========       =========             =====

Total Return* (b)...........................................         .32%            .97%           3.44%              .23%**
Net Assets at End of the Period (In thousands)..............    $24,386.6       $25,531.9       $13,737.7             $ 4.5
Ratio of Expenses to Average Net Assets* (c)................         .85%            .85%            .85%              .86%
Ratio of Net Investment Income to Average Net Assets*.......         .32%            .96%           2.36%             6.85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c).................         .94%            .95%           1.09%             1.63%
Ratio of Net Investment Income to Average Net Assets........         .23%            .86%           2.13%             6.08%

**  Non-Annualized

(a) Net Investment Income, Distributions from Net Investment Income and Distributions from Net Realized Gain are less than $.01 per share.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended December 31, 2000.

See Notes to Financial Statements                                              7

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on December 15, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted, and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Portfolio had an accumulated capital loss carryforward for tax purposes of $9,186 which will expire on December 31, 2011.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                  2003           2002
Distributions paid from:
  Ordinary income...........................................    $321,784       $766,967
  Long-term capital gain....................................       2,101            -0-
                                                                --------       --------
                                                                $323,885       $766,967
                                                                ========       ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $7,085 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $121,146

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Portfolio's custody fee was reduced by $184 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2003 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2003, the Adviser waived $62,439 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $3,900, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Portfolio, of which a trustee of the Portfolio is an affiliated person.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $14,400, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of the "Accounting" expense on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $59,239 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $30,309,285 and $24,385,949 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                   SHARES              VALUE
Sales:
  Class I...................................................     103,620,855       $ 103,620,855
  Class II..................................................      15,804,838          15,804,838
                                                                ------------       -------------
Total Sales.................................................     119,425,693       $ 119,425,693
                                                                ============       =============
Dividend Reinvestment:
  Class I...................................................         241,235       $     241,235
  Class II..................................................          82,650              82,650
                                                                ------------       -------------
Total Dividend Reinvestment.................................         323,885       $     323,885
                                                                ============       =============
Repurchases:
  Class I...................................................    (126,372,443)      $(126,372,443)
  Class II..................................................     (17,033,459)        (17,033,459)
                                                                ------------       -------------
Total Repurchases...........................................    (143,405,902)      $(143,405,902)
                                                                ============       =============

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    At December 31, 2002, capital aggregated $52,819,638 and $25,531,920 for Classes I and II, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                   SHARES              VALUE
Sales:
  Class I...................................................     157,777,759       $ 157,777,759
  Class II..................................................      20,480,164          20,480,164
                                                                ------------       -------------
Total Sales.................................................     178,257,923       $ 178,257,923
                                                                ============       =============
Dividend Reinvestment:
  Class I...................................................         564,329       $     564,329
  Class II..................................................         202,638             202,638
                                                                ------------       -------------
Total Dividend Reinvestment.................................         766,967       $     766,967
                                                                ============       =============
Repurchases:
  Class I...................................................    (153,922,484)      $(153,922,484)
  Class II..................................................      (8,888,573)         (8,888,573)
                                                                ------------       -------------
Total Repurchases...........................................    (162,811,057)      $(162,811,057)
                                                                ============       =============

4. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Money Market Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Money Market Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIFE INVESTMENT TRUST
MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2003. The Portfolio designated and paid $2,101 as a long-term capital gain distribution. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (58)              Trustee        Trustee       Chairman and Chief               88        Trustee/Director/Managing
Blistex Inc.                                   since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)          Trustee        Trustee       Private investor.                86        Trustee/Director/Managing
1632 Morning Mountain Road                     since 1991    Co-founder, and prior to                   General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                     in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

Jerry D. Choate (65)            Trustee        Trustee       Prior to January 1999,           86        Trustee/Director/Managing
33971 Selva Road                               since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                    Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                       Director of Amgen Inc., a
                                                             ("Allstate") and Allstate                  biotechnological company,
                                                             Insurance Company. Prior                   and Director of Valero
                                                             to January 1995,                           Energy Corporation, an
                                                             President and Chief                        independent refining
                                                             Executive Officer of                       company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (63)               Trustee        Trustee       President of CAC, llc., a        88        Trustee/Director/Managing
CAC, llc.                                      since 2003    private company offering                   General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                     in the Fund Complex.
Suite 980                                                    management advisory                        Director of Stericycle,
San Diego, CA 92122-6223                                     services. Prior to July                    Inc., TheraSense, Inc.,
                                                             2000, Managing Partner of                  Ventana Medical Systems,
                                                             Equity Group Corporate                     Inc., GATX Corporation
                                                             Investment (EGI), a                        and Trustee of The
                                                             company that makes                         Scripps Research
                                                             private investments in                     Institute and the
                                                             other companies.                           University of Chicago
                                                                                                        Hospitals and Health
                                                                                                        Systems. Prior to January
                                                                                                        2004, Director of
                                                                                                        TeleTech Holdings Inc.
                                                                                                        and Arris Group, Inc.
                                                                                                        Prior to May 2002,
                                                                                                        Director of Peregrine
                                                                                                        Systems Inc. Prior to
                                                                                                        February 2001, Vice
                                                                                                        Chairman and Director of
                                                                                                        Anixter International,
                                                                                                        Inc. and IMC Global Inc.
                                                                                                        Prior to July 2000,
                                                                                                        Director of Allied Riser
                                                                                                        Communications Corp.,
                                                                                                        Matria Healthcare Inc.,
                                                                                                        Transmedia Networks,
                                                                                                        Inc., CNA Surety, Corp.
                                                                                                        and Grupo Azcarero Mexico
                                                                                                        (GAM). Prior to April
                                                                                                        1999, Director of Metal
                                                                                                        Management, Inc.

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (55)         Trustee        Trustee       Managing Partner of              86        Trustee/Director/Managing
Heidrick & Struggles                           since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                       executive search firm.                     in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)           Trustee        Trustee       Director and President of        86        Trustee/Director/Managing
11 DuPont Circle, N.W.                         since 1995    the German Marshall Fund                   General Partner of funds
Washington, D.C. 20016                                       of the United States, an                   in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (68)              Trustee        Trustee       Prior to 1998, President         88        Trustee/Director/Managing
736 North Western Avenue                       since 2003    and Chief Executive                        General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                     in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                      Director of the Lake
                                                             investment holding                         Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

Jack E. Nelson (67)             Trustee        Trustee       President of Nelson              86        Trustee/Director/Managing
423 Country Club Drive                         since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                          in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (63)       Trustee        Trustee       President Emeritus and           88        Trustee/Director/Managing
1126 E. 59th Street                            since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                            University of Chicago and                  in the Fund Complex.
                                                             the Adam Smith                             Director of Winston
                                                             Distinguished Service                      Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey, P.H.D.      Trustee        Trustee       Currently with Paladin           86        Trustee/Director/Managing
(62)                                           since 1999    Capital Group-Paladin                      General Partner of funds
2001 Pennsylvania Avenue                                     Homeland Security Fund                     in the Fund Complex.
Suite 400                                                    since November 2003.                       Director of Neurogen
Washington, DC 20006                                         Previously, Chief                          Corporation, a
                                                             Communications Officer of                  pharmaceutical company,
                                                             the National Academy of                    since January 1998.
                                                             Sciences/National
                                                             Research Council, an
                                                             independent, federally
                                                             chartered policy
                                                             institution, since 2001
                                                             and Chief Operating
                                                             Officer from 1993 to
                                                             2001. Director of the
                                                             Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES:*

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Mitchell M. Merin* (50)         Trustee,       Trustee       President and Chief              86        Trustee/Director/Managing
1221 Avenue of the Americas     President      since         Executive Officer of                       General Partner of funds
New York, NY 10020              and Chief      1999;         funds in the Fund                          in the Fund Complex.
                                Executive      President     Complex. Chairman,
                                Officer        and Chief     President, Chief
                                               Executive     Executive Officer and
                                               Officer       Director of the Adviser
                                               since 2002    and Van Kampen Advisors
                                                             Inc. since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

Richard F. Powers, III* (57)    Trustee        Trustee       Advisory Director of             88        Trustee/Director/Managing
1 Parkview Plaza                               since 1999    Morgan Stanley. Prior to                   General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                   in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.

Wayne W. Whalen* (64)           Trustee        Trustee       Partner in the law firm          88        Trustee/Director/Managing
333 West Wacker Drive                          since 1995    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                            Meagher & Flom LLP, legal                  in the Fund Complex.
                                                             counsel to funds in the
                                                             Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                            TERM OF
                                                           OFFICE AND
                                      POSITION(S)          LENGTH OF
NAME, AGE AND                          HELD WITH              TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                       TRUST               SERVED      DURING PAST 5 YEARS
Stephen L. Boyd (63)            Vice President             Officer       Managing Director of
2800 Post Oak Blvd.                                        since 1998    Global Research
45th Floor                                                               Investment Management.
Houston, TX 77056                                                        Vice President of funds
                                                                         in the Fund Complex.
                                                                         Prior to December 2002,
                                                                         Chief Investment Officer
                                                                         of Van Kampen Investments
                                                                         and President and Chief
                                                                         Operations Officer of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2002, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Prior to May
                                                                         2001, Managing Director
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and Managing
                                                                         Director and President of
                                                                         the Adviser and Van
                                                                         Kampen Advisors Inc.
                                                                         Prior to December 2000,
                                                                         Executive Vice President
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and
                                                                         President and Chief
                                                                         Operating Officer of the
                                                                         Adviser. Prior to April
                                                                         2000, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer for
                                                                         Equity Investments of the
                                                                         Adviser. Prior to October
                                                                         1998, Vice President and
                                                                         Senior Portfolio Manager
                                                                         with AIM Capital
                                                                         Management, Inc. Prior to
                                                                         February 1998, Senior
                                                                         Vice President and
                                                                         Portfolio Manager of Van
                                                                         Kampen American Capital
                                                                         Asset Management, Inc.,
                                                                         Van Kampen American
                                                                         Capital Investment
                                                                         Advisory Corp. and Van
                                                                         Kampen American Capital
                                                                         Management, Inc.

Stefanie V. Chang (37)          Vice President             Officer       Executive Director of
1221 Avenue of the Americas                                since 2003    Morgan Stanley Investment
New York, NY 10020                                                       Management. Vice
                                                                         President of funds in the
                                                                         Fund Complex.

Joseph J. McAlinden (61)        Executive Vice             Officer       Managing Director and
1221 Avenue of the Americas     President and Chief        since 2002    Chief Investment Officer
New York, NY 10020              Investment Officer                       of Morgan Stanley
                                                                         Investment Advisors Inc.,
                                                                         Morgan Stanley Investment
                                                                         Management Inc. and
                                                                         Morgan Stanley
                                                                         Investments LP and
                                                                         Director of Morgan
                                                                         Stanley Trust for over 5
                                                                         years. Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Managing
                                                                         Director and Chief
                                                                         Investment Officer of Van
                                                                         Kampen Investments, the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. since
                                                                         December 2002.

John R. Reynoldson (50)         Vice President             Officer       Executive Director and
1 Parkview Plaza                                           since 2000    Portfolio Specialist of
P.O. Box 5555                                                            the Adviser and Van
Oakbrook Terrace, IL 60181                                               Kampen Advisors Inc. Vice
                                                                         President of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Principal and
                                                                         Co-head of the Fixed
                                                                         Income Department of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         December 2000, Senior
                                                                         Vice President of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2000, Senior Vice
                                                                         President of the
                                                                         investment grade taxable
                                                                         group for the Adviser.
                                                                         Prior to June 1999,
                                                                         Senior Vice President of
                                                                         the government securities
                                                                         bond group for Asset
                                                                         Management.

Ronald E. Robison (65)          Executive Vice             Officer       Chief Executive Officer
1221 Avenue of the Americas     President and              since 2003    and Chairman of Investor
New York, NY 10020              Principal Executive                      Services. Executive Vice
                                Officer                                  President and Principal
                                                                         Executive Officer of
                                                                         funds in the Fund
                                                                         Complex. Chief Global
                                                                         Operations Officer and
                                                                         Managing Director of
                                                                         Morgan Stanley Investment
                                                                         Management Inc. Managing
                                                                         Director of Morgan
                                                                         Stanley. Managing
                                                                         Director and Director of
                                                                         Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan
                                                                         Stanley Services Company
                                                                         Inc. Chief Executive
                                                                         Officer and Director of
                                                                         Morgan Stanley Trust.
                                                                         Vice President of the
                                                                         Morgan Stanley Funds.

A. Thomas Smith III (47)        Vice President and         Officer       Managing Director of
1221 Avenue of the Americas     Secretary                  since 1999    Morgan Stanley, Managing
New York, NY 10020                                                       Director and Director of
                                                                         Van Kampen Investments,
                                                                         Director of the Adviser,
                                                                         Van Kampen Advisors Inc.,
                                                                         the Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments.
                                                                         Managing Director and
                                                                         General Counsel-Mutual
                                                                         Funds of Morgan Stanley
                                                                         Investment Advisors, Inc.
                                                                         Vice President and
                                                                         Secretary of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Managing
                                                                         Director, General
                                                                         Counsel, Secretary and
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser,
                                                                         the Distributor, Investor
                                                                         Services, and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to December 2000,
                                                                         Executive Vice President,
                                                                         General Counsel,
                                                                         Secretary and Director of
                                                                         Van Kampen Investments,
                                                                         the Adviser, Van Kampen
                                                                         Advisors Inc., the
                                                                         Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to January 1999, Vice
                                                                         President and Associate
                                                                         General Counsel to New
                                                                         York Life Insurance
                                                                         Company ("New York
                                                                         Life"), and prior to
                                                                         March 1997, Associate
                                                                         General Counsel of New
                                                                         York Life. Prior to
                                                                         December 1993, Assistant
                                                                         General Counsel of The
                                                                         Dreyfus Corporation.
                                                                         Prior to August 1991,
                                                                         Senior Associate, Willkie
                                                                         Farr & Gallagher. Prior
                                                                         to January 1989, Staff
                                                                         Attorney at the
                                                                         Securities and Exchange
                                                                         Commission, Division of
                                                                         Investment Management,
                                                                         Office of Chief Counsel.

John L. Sullivan (48)           Vice President, Chief      Officer       Director and Managing
1 Parkview Plaza                Financial Officer and      since 1996    Director of Van Kampen
P.O. Box 5555                   Treasurer                                Investments, the Adviser,
Oakbrook Terrace, IL 60181                                               Van Kampen Advisors Inc.
                                                                         and certain other
                                                                         subsidiaries of Van
                                                                         Kampen Investments. Vice
                                                                         President, Chief
                                                                         Financial Officer and
                                                                         Treasurer of funds in the
                                                                         Fund Complex. Head of
                                                                         Fund Accounting for
                                                                         Morgan Stanley Investment
                                                                         Management. Prior to
                                                                         December 2002, Executive
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser
                                                                         and Van Kampen Advisors
                                                                         Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                       Van Kampen Funds Inc.
                                       1 Parkview Plaza, P.O. Box 5555
                                       Oakbrook Terrace, IL 60181-5555
                                       www.vankampen.com

                                 (VAN KAMPEN INVESTMENTS LOGO)

                                       Copyright (C)2004 Van Kampen Funds Inc.
                                       All rights reserved.
                                       Member NASD/SIPC.
                                       LIT ANR MM 2/04 13612B04-AP-2/04

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Aggressive Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the portfolio being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the portfolio will achieve its investment objective. The portfolio is subject to market risk, which is the possibility that the market values of securities owned by the portfolio will decline and, therefore, the value of the portfolio shares may be less than what you paid for them. Accordingly, you can lose money investing in this portfolio. Please see the prospectus for more complete information on investment risks.

       The portfolio is being offered through a variable insurance contract.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell MidCap(R) Growth Index from 9/25/00 through 12/31/2003. Class II shares, unadjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN LIT AGGRESSIVE GROWTH
                                                                         PORTFOLIO                RUSSELL MIDCAP(R) GROWTH INDEX
                                                              --------------------------------    ------------------------------
9/00                                                                      10000.00                          10000.00
                                                                           9760.00                           9853.88
12/00                                                                      7460.00                           7562.98
                                                                           5381.00                           5665.81
6/01                                                                       5370.00                           6582.64
                                                                           4056.00                           4752.77
12/01                                                                      4606.00                           6038.99
                                                                           4372.00                           5932.29
6/02                                                                       3801.00                           4849.03
                                                                           3210.00                           4016.09
12/02                                                                      3108.00                           4383.96
                                                                           3118.00                           4383.29
6/03                                                                       3699.00                           5205.46
                                                                           3903.00                           5578.05
12/03                                                                      4311.00                           6256.45

Index data source: Bloomberg

AVERAGE ANNUAL TOTAL RETURNS

----------------------------------------------------------------
AVERAGE ANNUAL                                       CLASS II
TOTAL RETURNS                                     since 09/25/00

Since Inception                                      -22.72%

1-year                                                38.69
----------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and portfolio shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

Russell Midcap(R) Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Life Investment Trust--Aggressive Growth Portfolio is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director; Dudley Brickhouse, Executive Director; Janet Luby, Executive Director; David Walker, Executive Director; Matthew Hart, Vice President; and Scott Miller, Associate.

MARKET OVERVIEW

The U.S. equity market posted one of its strongest 12-month returns in years after a slow start in the first months of 2003. The market declined during the first quarter as ongoing concerns about terrorism and the potential for war in Iraq undermined investor confidence. Buying was further depressed as concerns regarding the potential for deflation persisted. By mid-March, the stock market was testing its July and October 2002 lows.

That trend reversed sharply in March of 2003 when it became clear that the United States intended to go to war. This development helped reduce the uncertainty-driven risk premium in the capital markets, and was reflected in tightening corporate credit spreads. Accommodative fiscal and monetary policy also played a role, as consumer spending remained strong and corporate spending began to pick up. Key earnings reports in April were also stronger than many had anticipated, as were second-quarter forecasts. These supportive factors caused the equity market to rally sharply in the second quarter of 2003. The rally was led by sectors that had corrected most severely in the previous bear market, such as technology stocks, which went on to post the market's strongest gains for the year.

While the equity market consolidated during the third quarter, the U.S. economy showed signs of exceptional growth, and the final number for real gross domestic product for the third quarter ended up at 8.2 percent. This improved activity breathed life into heavily cyclical sectors such as basic materials and industrials. Together with technology, these economically sensitive sectors went on to dominate the market in terms of gains in the 2003 rally. Equities closed the year with another sharp rise in the fourth quarter.

While all major sectors of the market posted positive returns, the gains were not uniform. Defensive sectors such as health care, utilities and energy, which had led the market in previous years, all lagged the broader market. Telecommunications continued to lag as overcapacity and regulatory challenges took their toll on companies' earnings. Large-capitalization stocks generally underperformed relative to smaller-cap companies, with more-leveraged and less-defensive names leading across the capitalization spectrum.

PERFORMANCE ANALYSIS

Van Kampen LIT Aggressive Growth Portfolio returned 38.69 percent for the 12-month period ended December 31, 2003 (Class II shares). By comparison, the portfolio's benchmark, the Russell MidCap(R) Growth Index, returned 42.71 percent for the same period.

The largest difference between the Russell MidCap(R) Growth Index and the portfolio resulted from our bottom-up process, which focuses on higher-quality companies with rising earnings expectations and clear earnings visibility in the near-term. This led us to deemphasize the higher-beta, more-speculative companies that led the market in 2003--a strategy most clearly illustrated in the technology sector. As with most other sectors, technology stocks experienced a fairly broad range of returns, with the prime determinant being the level of cyclicality and leverage of a given company. Our focus on high-quality stocks limited the portfolio's exposure to those companies that led in the rally, and therefore hindered the portfolio's returns relative to the unmanaged Russell benchmark.

Our focus on bottom-up stock selection also yielded several significant shifts in the portfolio during the period. As the year progressed and signs of economic recovery became clearer, we found companies in the consumer discretionary, industrials and technology sectors that met our investment criteria. We made several additions to the portfolio and as a result increased allocations to each of these sectors. In contrast, we trimmed the portfolio's holdings of health-care stocks when their prospects became less attractive based on our research.

While many of our purchases performed strongly, the portfolio benefited most from our stock selection in the consumer-discretionary sector. One of the portfolio's best-performing positions was Coach, the luxury-goods maker. The company's earnings were boosted by the successful introduction of new products as well as strong consumer spending on luxury products. Coach also took market

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

--------------------------------------
                     RUSSELL
                    MIDCAP(R)
      CLASS II    GROWTH INDEX
       38.69%        42.71%
--------------------------------------

The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and an index definition.

share from luxury brands with higher price points, and its success was reflected in a climbing stock price.

In keeping with our long-term commitment to our bottom-up style, we will remain focused on finding opportunities in companies with rising earnings, rising valuations, or preferably both.

There is no guarantee that the securities mentioned will continue to perform well or be held by the portfolio in the future.

PROXY VOTING POLICIES AND PROCEDURES

A description of the portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 10 HOLDINGS AS OF 12/31/03
Nextel Communications Inc                            1.8%
Coach Inc                                            1.7
eBay Inc                                             1.7
Lehman Brothers Holdings Inc                         1.5
VERITAS Software Corp                                1.5
Zimmer Holdings Inc                                  1.4
Best Buy Co Inc                                      1.4
Broadcom Corp                                        1.3
Research in Motion LTD                               1.3
Microchip Technology Inc                             1.3

TOP 10 INDUSTRIES AS OF 12/31/03
Semiconductors                                       7.3%
Communications Equipment                             5.7
Biotechnology                                        5.2
Pharmaceuticals                                      4.9
Internet Retail                                      3.4
Health Care Equipment                                3.2
Systems Software                                     3.2
Casinos & Gaming                                     3.0
Investment Banking & Brokerage                       2.7
Broadcasting & Cable TV                              2.6

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                             BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                        MARKET
DESCRIPTION                                 SHARES      VALUE
COMMON STOCKS  96.5%
ADVERTISING  0.8%
Omnicom Group, Inc. ......................    750     $   65,497
                                                      ----------
AEROSPACE & DEFENSE  1.3%
Engineered Support Systems, Inc. .........  1,000         55,060
Northrop Grumman Corp. ...................    500         47,800
                                                      ----------
                                                         102,860
                                                      ----------
ALUMINUM  0.7%
Alcoa, Inc. ..............................  1,500         57,000
                                                      ----------

APPAREL & ACCESSORIES  1.7%
Coach, Inc. (a)...........................  3,500        132,125
                                                      ----------

APPAREL RETAIL  1.8%
Aeropostale, Inc. (a).....................  1,500         41,130
AnnTaylor Stores Corp. (a)................  1,500         58,500
Chico's FAS, Inc. (a).....................  1,250         46,187
                                                      ----------
                                                         145,817
                                                      ----------
APPLICATION SOFTWARE  1.5%
Autodesk, Inc. ...........................  2,500         61,450
PeopleSoft, Inc. (a)......................  2,500         57,000
                                                      ----------
                                                         118,450
                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS  1.4%
Legg Mason, Inc. .........................    750         57,885
State Street Corp. .......................  1,000         52,080
                                                      ----------
                                                         109,965
                                                      ----------
AUTO PARTS & EQUIPMENT  1.4%
Advanced Auto Parts, Inc. (a).............    750         61,050
Lear Corp. ...............................    750         45,997
                                                      ----------
                                                         107,047
                                                      ----------
BIOTECHNOLOGY  5.0%
Biogen Idec, Inc. (a).....................  1,500         55,170
Celgene Corp. (a).........................  1,500         67,530
Chiron Corp. (a)..........................  1,000         56,990
Genentech, Inc. (a).......................    500         46,785
Gilead Sciences, Inc. (a).................  1,000         58,140
Invitrogen Corp. (a)......................  1,000         70,000
MGI Pharma, Inc. (a)......................  1,000         41,150
                                                      ----------
                                                         395,765
                                                      ----------
BROADCASTING & CABLE TV  2.5%
Cox Communications, Inc., Class A (a).....  2,000         68,900
Entercom Communications Corp. (a).........  1,000         52,960
Univision Communications, Inc., Class A
  (a).....................................  2,000         79,380
                                                      ----------
                                                         201,240
                                                      ----------
CASINOS & GAMING  2.9%
GTECH Holdings Corp. .....................  1,500         74,235
International Game Technology.............  2,500         89,250
Mandalay Resort Group.....................  1,500         67,080
                                                      ----------
                                                         230,565
                                                      ----------
COMMUNICATIONS EQUIPMENT  5.5%
ADTRAN, Inc. .............................  2,000         62,000
Corning, Inc. (a).........................  5,990         62,476
Foundry Networks, Inc. (a)................  3,000         82,080

                                                        MARKET
DESCRIPTION                                 SHARES      VALUE
COMMUNICATIONS EQUIPMENT (CONTINUED)
Juniper Networks, Inc. (a)................  4,000     $   74,720
QLogic Corp. (a)..........................  1,000         51,600
Research in Motion Ltd. (Canada) (a)......  1,500        100,245
                                                      ----------
                                                         433,121
                                                      ----------
COMPUTER & ELECTRONICS RETAIL  1.3%
Best Buy Co., Inc. .......................  2,000        104,480
                                                      ----------

COMPUTER STORAGE & PERIPHERALS  0.8%
SanDisk Corp. (a).........................  1,000         61,140
                                                      ----------

CONSTRUCTION & FARM MACHINERY  0.8%
Deere & Co. ..............................  1,000         65,050
                                                      ----------

CONSUMER ELECTRONICS  0.9%
Harman International Industries, Inc. ....  1,000         73,980
                                                      ----------

DATA PROCESSING & OUTSOURCING
  SERVICES  0.7%
CheckFree Corp. (a).......................  2,000         55,300
                                                      ----------

DEPARTMENT STORES  0.7%
Nordstrom, Inc. ..........................  1,500         51,450
                                                      ----------

DIVERSIFIED COMMERCIAL SERVICES  1.7%
Career Education Corp. (a)................  1,500         60,105
Cendant Corp. (a).........................  3,500         77,945
                                                      ----------
                                                         138,050
                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT  1.3%
American Power Conversion Corp. ..........  2,000         48,900
Rockwell Automation, Inc. ................  1,500         53,400
                                                      ----------
                                                         102,300
                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.5%
Nam Tai Electronics, Inc. (Hong Kong).....  1,371         38,498
                                                      ----------

ELECTRONIC MANUFACTURING SERVICES  1.4%
Jabil Circuit, Inc. (a)...................  2,000         56,600
Sanmina-SCI Corp. (a).....................  4,000         50,440
                                                      ----------
                                                         107,040
                                                      ----------
EMPLOYMENT SERVICES  0.9%
Manpower, Inc. ...........................  1,500         70,620
                                                      ----------

GOLD  0.7%
Placer Dome, Inc. (Canada)................  3,000         53,730
                                                      ----------

HEALTH CARE DISTRIBUTORS  0.6%
Henry Schein, Inc. (a)....................    750         50,685
                                                      ----------

HEALTH CARE EQUIPMENT  3.1%
Boston Scientific Corp. (a)...............  2,000         73,520
Stryker Corp. ............................    750         63,757
Zimmer Holdings, Inc. (a).................  1,500        105,600
                                                      ----------
                                                         242,877
                                                      ----------
HEALTH CARE SERVICES  0.7%
AdvancePCS (a)............................  1,000         52,660
                                                      ----------

 4                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003

                                                        MARKET
DESCRIPTION                                 SHARES      VALUE
HEALTH CARE SUPPLIES  0.5%
Fisher Scientific International, Inc.
  (a).....................................  1,000     $   41,370
                                                      ----------

HOME ENTERTAINMENT SOFTWARE  0.9%
Electronic Arts, Inc. (a).................  1,500         71,670
                                                      ----------

HOMEBUILDING  2.3%
Centex Corp. .............................    750         80,737
Hovnanian Enterprises, Inc., Class A
  (a).....................................    750         65,295
Toll Brothers, Inc. (a)...................  1,000         39,760
                                                      ----------
                                                         185,792
                                                      ----------
HOTELS  0.6%
Marriott International, Inc., Class A.....  1,000         46,200
                                                      ----------

HOUSEHOLD APPLIANCES  0.6%
Black & Decker Corp. .....................  1,000         49,320
                                                      ----------
HOUSEWARES & SPECIALTIES  0.5%
Fortune Brands, Inc. .....................    500         35,745
                                                      ----------

HYPERMARKETS & SUPER CENTERS  0.6%
BJ's Wholesale Club, Inc. (a).............  2,000         45,920
                                                      ----------

INDUSTRIAL MACHINERY  2.4%
Dover Corp. ..............................  2,000         79,500
Eaton Corp. ..............................    500         53,990
Parker Hannifin Corp. ....................  1,000         59,500
                                                      ----------
                                                         192,990
                                                      ----------
INTERNET RETAIL  3.3%
Amazon.com, Inc. (a)......................  1,500         78,960
eBay, Inc. (a)............................  2,000        129,180
NetFlix, Inc. (a).........................  1,000         54,690
                                                      ----------
                                                         262,830
                                                      ----------
INTERNET SOFTWARE & SERVICES  1.1%
Yahoo!, Inc. (a)..........................  2,000         90,340
                                                      ----------
INVESTMENT BANKING & BROKERAGE  2.6%
Ameritrade Holding Corp. (a)..............  3,000         42,210
E*Trade Financial Corp. (a)...............  4,000         50,600
Lehman Brothers Holdings, Inc. ...........  1,500        115,830
                                                      ----------
                                                         208,640
                                                      ----------
LEISURE PRODUCTS  1.1%
Brunswick Corp. ..........................  1,500         47,745
Hasbro, Inc. .............................  2,000         42,560
                                                      ----------
                                                          90,305
                                                      ----------
LIFE & HEALTH INSURANCE  0.8%
Prudential Financial, Inc. ...............  1,500         62,655
                                                      ----------
MANAGED HEALTH CARE  2.0%
Coventry Health Care, Inc. (a)............  1,000         64,490
Humana, Inc. (a)..........................  2,000         45,700
Pacificare Health Systems (a).............    750         50,700
                                                      ----------
                                                         160,890
                                                      ----------
METAL & GLASS CONTAINERS  0.8%
Ball Corp. ...............................  1,000         59,570
                                                      ----------

OIL & GAS DRILLING  0.6%
Patterson--UTI Energy, Inc. (a)...........  1,500         49,380
                                                      ----------

                                                        MARKET
DESCRIPTION                                 SHARES      VALUE
OIL & GAS EQUIPMENT & SERVICES  1.1%
Smith International, Inc. (a).............  2,000     $   83,040
                                                      ----------

OIL & GAS EXPLORATION & PRODUCTION  2.5%
Chesapeake Energy Corp. ..................  2,510         34,086
Kerr-McGee Corp. .........................  1,010         46,955
Newfield Exploration Co. (a)..............  1,000         44,540
XTO Energy, Inc. .........................  2,493         70,552
                                                      ----------
                                                         196,133
                                                      ----------
PAPER PRODUCTS  0.8%
Georgia-Pacific Corp. ....................  2,000         61,340
                                                      ----------

PERSONAL PRODUCTS  1.5%
Alberto-Culver Co., Class B...............    750         47,310
Avon Products, Inc. ......................  1,000         67,490
                                                      ----------
                                                         114,800
                                                      ----------
PHARMACEUTICALS  4.7%
Eon Labs, Inc. (a)........................    690         35,155
Forest Laboratories, Inc. (a).............  1,000         61,800
Pharmaceutical Resources, Inc. (a)........    750         48,863
Taro Pharmaceuticals Industries, Ltd.,
  Class A (Israel) (a)....................    750         48,375
Teva Pharmaceutical Industries, Ltd.-- ADR
  (Israel)................................  1,750         99,243
Watson Pharmaceuticals, Inc. (a)..........  1,750         80,500
                                                      ----------
                                                         373,936
                                                      ----------
PUBLISHING  0.6%
Dow Jones & Co., Inc. ....................  1,000         49,850
                                                      ----------

REGIONAL BANKS  0.7%
Commerce Bancorp, Inc. ...................  1,000         52,680
                                                      ----------

SEMICONDUCTOR EQUIPMENT  2.5%
ASML Holding N.V. (Netherlands) (a).......  3,500         70,175
Lam Research Corp. (a)....................  2,000         64,600
Novellus Systems, Inc. (a)................  1,500         63,075
                                                      ----------
                                                         197,850
                                                      ----------
SEMICONDUCTORS  7.0%
Broadcom Corp., Class A (a)...............  3,000        102,270
Cypress Semiconductor Corp. (a)...........  3,000         64,080
Fairchild Semiconductor International,
  Inc., Class A (a).......................  2,500         62,425
International Rectifier Corp. (a).........  1,000         49,410
Microchip Technology, Inc. ...............  3,000        100,080
National Semiconductor Corp. (a)..........  2,000         78,820
Omnivision Technologies, Inc. (a).........  1,000         55,250
Silicon Laboratories, Inc. (a)............  1,000         43,220
                                                      ----------
                                                         555,555
                                                      ----------
SPECIALIZED FINANCE  0.6%
CIT Group, Inc. ..........................  1,250         44,938
                                                      ----------

SPECIALTY CHEMICALS  0.5%
Rohm & Haas Co. ..........................  1,000         42,710
                                                      ----------

SPECIALTY STORES  2.3%
Bed Bath & Beyond, Inc. (a)...............  1,500         65,025
Staples, Inc. (a).........................  2,500         68,250
Tiffany & Co. ............................  1,000         45,200
                                                      ----------
                                                         178,475
                                                      ----------

See Notes to Financial Statements                                              5

YOUR PORTFOLIO'S INVESTMENTS

December 31, 2003

                                                        MARKET
DESCRIPTION                                 SHARES      VALUE
SYSTEMS SOFTWARE  3.1%
BMC Software, Inc. (a)....................  2,500     $   46,625
Symantec Corp. (a)........................  2,500         86,625
VERITAS Software Corp. (a)................  3,000        111,480
                                                      ----------
                                                         244,730
                                                      ----------
TECHNOLOGY DISTRIBUTORS  0.5%
CDW Corp. ................................    750         43,320
                                                      ----------
THRIFTS & MORTGAGE FINANCE  1.9%
Golden West Financial Corp. ..............    750         77,393
New York Community Bancorp, Inc. .........  2,000         76,100
                                                      ----------
                                                         153,493
                                                      ----------
TOBACCO  1.1%
R.J. Reynolds Tobacco Holdings, Inc. .....  1,500         87,225
                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES  1.8%
Nextel Communications, Inc., Class A
  (a).....................................  5,000        140,300
                                                      ----------

                                                        MARKET
DESCRIPTION                                             VALUE
TOTAL LONG-TERM INVESTMENTS  96.5%
  (Cost $6,664,564)...............................    $7,641,304
REPURCHASE AGREEMENT  10.5%
UBS Securities ($827,000 par collateralized by
  U.S. Government obligations in a pooled cash
  account, dated 12/31/03, to be sold on 01/02/04
  at $827,039) (Cost $827,000)....................       827,000
                                                      ----------

TOTAL INVESTMENTS  107.0%
  (Cost $7,491,564)...............................     8,468,304
LIABILITIES IN EXCESS OF OTHER ASSETS  (7.0%).....      (551,850)
                                                      ----------

NET ASSETS  100.0%................................    $7,916,454
                                                      ==========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 6                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $7,491,564).........................    $ 8,468,304
Cash........................................................         68,726
Receivables:
  Investments Sold..........................................         97,110
  Portfolio Shares Sold.....................................         49,476
  Dividends.................................................          2,625
  Expense Reimbursement from Adviser........................             54
  Interest..................................................             19
Other.......................................................         17,540
                                                                -----------
    Total Assets............................................      8,703,854
                                                                -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................        696,498
  Distributor and Affiliates................................          5,468
  Portfolio Shares Repurchased..............................            110
Accrued Expenses............................................         54,870
Trustees' Deferred Compensation and Retirement Plans........         30,454
                                                                -----------
    Total Liabilities.......................................        787,400
                                                                -----------
NET ASSETS..................................................    $ 7,916,454
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $ 8,566,940
Net Unrealized Appreciation.................................        976,740
Accumulated Net Investment Loss.............................        (29,194)
Accumulated Net Realized Loss...............................     (1,598,032)
                                                                -----------
NET ASSETS..................................................    $ 7,916,454
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
(Based on net assets of $7,916,454 and 1,872,108 shares of
  beneficial interest issued and outstanding)...............    $      4.23
                                                                ===========

See Notes to Financial Statements                                              7

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $145)........    $   12,781
Interest....................................................         3,386
                                                                ----------
    Total Income............................................        16,167
                                                                ----------
EXPENSES:
Shareholder Reports.........................................        27,090
Investment Advisory Fee.....................................        26,074
Custody.....................................................        24,846
Audit.......................................................        18,256
Shareholder Services........................................        15,493
Trustees' Fees and Related Expenses.........................        14,930
Distribution (12b-1) and Service Fees.......................         8,474
Accounting..................................................         8,278
Legal.......................................................         1,374
Other.......................................................         4,899
                                                                ----------
    Total Expenses..........................................       149,714
    Expense Reduction ($26,074 Investment Advisory Fee and
     $79,674 Other).........................................       105,748
    Less Credits Earned on Cash Balances....................           162
                                                                ----------
    Net Expenses............................................        43,804
                                                                ----------
NET INVESTMENT LOSS.........................................    $  (27,637)
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $   99,121
                                                                ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................         3,887
  End of the Period.........................................       976,740
                                                                ----------
Net Unrealized Appreciation During the Period...............       972,853
                                                                ----------
NET REALIZED AND UNREALIZED GAIN............................    $1,071,974
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $1,044,337
                                                                ==========

 8                                             See Notes to Financial Statements

Statements of Changes in Net Assets

                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................       $  (27,637)          $   (15,634)
Net Realized Gain/Loss......................................           99,121              (626,071)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................          972,853              (191,133)
                                                                   ----------           -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        1,044,337              (832,838)
                                                                   ----------           -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        5,748,364             1,855,610
Cost of Shares Repurchased..................................         (742,024)           (1,332,736)
                                                                   ----------           -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        5,006,340               522,874
                                                                   ----------           -----------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        6,050,677              (309,964)
NET ASSETS:
Beginning of the Period.....................................        1,865,777             2,175,741
                                                                   ----------           -----------
End of the Period (Including accumulated net investment loss
  of $29,194 and $21,076, respectively).....................       $7,916,454           $ 1,865,777
                                                                   ==========           ===========

See Notes to Financial Statements                                              9

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                           SEPTEMBER 25, 2000
                                                                                                             (COMMENCEMENT
                                                                      YEAR ENDED DECEMBER 31,                OF INVESTMENT
CLASS II SHARES                                                 ------------------------------------         OPERATIONS) TO
                                                                2003 (a)        2002          2001         DECEMBER 31, 2000
                                                                -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $ 3.05        $  4.52       $  7.46            $ 10.00
                                                                 ------        -------       -------            -------
  Net Investment Loss.......................................       (.03)          (.02)         (.02)               -0-
  Net Realized and Unrealized Gain/Loss.....................       1.21          (1.45)        (2.82)             (2.54)
                                                                 ------        -------       -------            -------
Total from Investment Operations............................       1.18          (1.47)        (2.84)             (2.54)
Less Distributions from Net Investment Income...............        -0-            -0-           .10                -0-
                                                                 ------        -------       -------            -------
NET ASSET VALUE, END OF THE PERIOD..........................     $ 4.23        $  3.05       $  4.52            $  7.46
                                                                 ======        =======       =======            =======

Total Return* (b)...........................................     38.69%        -32.52%       -38.26%            -25.40%**
Net Assets at End of the Period (In millions)...............     $  7.9        $   1.9       $   2.2            $   1.1
Ratio of Expenses to Average Net Assets* (c)................      1.26%          1.26%         1.27%              1.26%
Ratio of Net Investment Loss to Average Net Assets*.........      (.79%)         (.76%)        (.59%)             (.23%)
Portfolio Turnover..........................................       182%           227%          303%                62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      4.31%          6.97%         7.95%             15.73%
   Ratio of Net Investment Loss to Average Net Assets.......     (3.84%)        (6.46%)       (7.27%)           (14.70%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and services fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2001.

 10                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory Trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value is determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Portfolio had an accumulated capital loss carryforward for tax purposes of $1,583,721, which will expire between December 31, 2008 and 2010.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $7,505,875
                                                                ==========
Gross tax unrealized appreciation...........................    $1,012,949
Gross tax unrealized depreciation...........................       (50,520)
                                                                ----------
Net tax unrealized appreciation on investments..............    $  962,429
                                                                ==========

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares dividends from net investment income and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the Portfolio's investment in other regulated investment companies totaling $1,119 was reclassified from accumulated net investment loss to accumulated net realized loss. Additionally, permanent differences related to net operating loss totaling $18,400 was reclassified from net investment loss to capital.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

F. EXPENSE REDUCTIONS For the year ended December 31, 2003, the Portfolio's custody fee was reduced by $162 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly based upon the average daily net assets as follow:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the year ended December 31, 2003, the Adviser voluntarily waived $26,074 of its investment advisory fees and assumed $79,674 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $1,400 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom (Illinois), counsel to the Portfolio, of which a trustee of the Portfolio is an affiliated person.

    Under an Accounting Services Agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio with assets exceeding $20 million. For the year ended December 31, 2003, no cost was allocated to the Portfolio.

    Van Kampen Investor Services Inc., (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2003, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate their officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for their trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those Portfolios selected by the trustees. Investments in such funds of $16,632 are included in "Other" assets and offsetting liabilities are included in "Trustees' Deferred Compensation and Retirement Plans" on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2003, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of Van Kampen, totaling $319.

    At December 31, 2003, Van Kampen owned 100,000 shares of the Portfolio.

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $8,566,940. For the year ended December 31, 2003, share transactions were as follows:

Beginning Shares............................................      611,552
Sales.......................................................    1,470,609
Repurchases.................................................     (210,053)
                                                                ---------
Ending Shares...............................................    1,872,108
                                                                =========

    At December 31, 2002, capital aggregated $3,579,000. For the year ended December 31, 2002, share transactions were as follows:

Beginning Shares............................................     481,186
Sales.......................................................     465,778
Repurchases.................................................    (335,412)
                                                                --------
Ending Shares...............................................     611,552
                                                                ========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $10,971,024 and $6,176,488, respectively.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Aggressive Growth Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 25, 2000 (commencement of investment operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by appropriate auditing procedures were replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Aggressive Growth Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 25, 2000 (commencement of investment operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIFE INVESTMENT TRUST
AGGRESSIVE GROWTH PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (58)              Trustee        Trustee       Chairman and Chief               88        Trustee/Director/Managing
Blistex Inc.                                   since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)          Trustee        Trustee       Private investor.                86        Trustee/Director/Managing
1632 Morning Mountain Road                     since 2000    Co-founder, and prior to                   General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                     in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

Jerry D. Choate (65)            Trustee        Trustee       Prior to January 1999,           86        Trustee/Director/Managing
33971 Selva Road                               since 2000    Chairman and Chief                         General Partner of funds
Suite 130                                                    Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                       Director of Amgen Inc., a
                                                             ("Allstate") and Allstate                  biotechnological company,
                                                             Insurance Company. Prior                   and Director of Valero
                                                             to January 1995,                           Energy Corporation, an
                                                             President and Chief                        independent refining
                                                             Executive Officer of                       company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (63)               Trustee        Trustee       President of CAC, llc., a        88        Trustee/Director/Managing
CAC, llc.                                      since 2003    private company offering                   General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                     in the Fund Complex.
Suite 980                                                    management advisory                        Director of Stericycle,
San Diego, CA 92122-6223                                     services. Prior to July                    Inc., TheraSense, Inc.,
                                                             2000, Managing Partner of                  Ventana Medical Systems,
                                                             Equity Group Corporate                     Inc., GATX Corporation
                                                             Investment (EGI), a                        and Trustee of The
                                                             company that makes                         Scripps Research
                                                             private investments in                     Institute and the
                                                             other companies.                           University of Chicago
                                                                                                        Hospitals and Health
                                                                                                        Systems. Prior to January
                                                                                                        2004, Director of
                                                                                                        TeleTech Holdings Inc.
                                                                                                        and Arris Group, Inc.
                                                                                                        Prior to May 2002,
                                                                                                        Director of Peregrine
                                                                                                        Systems Inc. Prior to
                                                                                                        February 2001, Vice
                                                                                                        Chairman and Director of
                                                                                                        Anixter International,
                                                                                                        Inc. and IMC Global Inc.
                                                                                                        Prior to July 2000,
                                                                                                        Director of Allied Riser
                                                                                                        Communications Corp.,
                                                                                                        Matria Healthcare Inc.,
                                                                                                        Transmedia Networks,
                                                                                                        Inc., CNA Surety, Corp.
                                                                                                        and Grupo Azcarero Mexico
                                                                                                        (GAM). Prior to April
                                                                                                        1999, Director of Metal
                                                                                                        Management, Inc.

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (55)         Trustee        Trustee       Managing Partner of              86        Trustee/Director/Managing
Heidrick & Struggles                           since 2000    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                       executive search firm.                     in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)           Trustee        Trustee       Director and President of        86        Trustee/Director/Managing
11 DuPont Circle, N.W.                         since 2000    the German Marshall Fund                   General Partner of funds
Washington, D.C. 20016                                       of the United States, an                   in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (68)              Trustee        Trustee       Prior to 1998, President         88        Trustee/Director/Managing
736 North Western Avenue                       since 2003    and Chief Executive                        General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                     in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                      Director of the Lake
                                                             investment holding                         Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

Jack E. Nelson (67)             Trustee        Trustee       President of Nelson              86        Trustee/Director/Managing
423 Country Club Drive                         since 2000    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                          in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (63)       Trustee        Trustee       President Emeritus and           88        Trustee/Director/Managing
1126 E. 59th Street                            since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                            University of Chicago and                  in the Fund Complex.
                                                             the Adam Smith                             Director of Winston
                                                             Distinguished Service                      Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey, P.H.D.      Trustee        Trustee       Currently with Paladin           86        Trustee/Director/Managing
(62)                                           since 2000    Capital Group-Paladin                      General Partner of funds
2001 Pennsylvania Avenue                                     Homeland Security Fund                     in the Fund Complex.
Suite 400                                                    since November 2003.                       Director of Neurogen
Washington, DC 20006                                         Previously, Chief                          Corporation, a
                                                             Communications Officer of                  pharmaceutical company,
                                                             the National Academy of                    since January 1998.
                                                             Sciences/National
                                                             Research Council, an
                                                             independent, federally
                                                             chartered policy
                                                             institution, since 2001
                                                             and Chief Operating
                                                             Officer from 1993 to
                                                             2001. Director of the
                                                             Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES:*

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Mitchell M. Merin* (50)         Trustee,       Trustee       President and Chief              86        Trustee/Director/Managing
1221 Avenue of the Americas     President      since         Executive Officer of                       General Partner of funds
New York, NY 10020              and Chief      2000;         funds in the Fund                          in the Fund Complex.
                                Executive      President     Complex. Chairman,
                                Officer        and Chief     President, Chief
                                               Executive     Executive Officer and
                                               Officer       Director of the Adviser
                                               since 2002    and Van Kampen Advisors
                                                             Inc. since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

Richard F. Powers, III* (57)    Trustee        Trustee       Advisory Director of             88        Trustee/Director/Managing
1 Parkview Plaza                               since 2000    Morgan Stanley. Prior to                   General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                   in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.

Wayne W. Whalen* (64)           Trustee        Trustee       Partner in the law firm          88        Trustee/Director/Managing
333 West Wacker Drive                          since 2000    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                            Meagher & Flom LLP, legal                  in the Fund Complex.
                                                             counsel to funds in the
                                                             Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                            TERM OF
                                                           OFFICE AND
                                      POSITION(S)          LENGTH OF
NAME, AGE AND                          HELD WITH              TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                       TRUST               SERVED      DURING PAST 5 YEARS
Stephen L. Boyd (63)            Vice President             Officer       Managing Director of
2800 Post Oak Blvd.                                        since 2000    Global Research
45th Floor                                                               Investment Management.
Houston, TX 77056                                                        Vice President of funds
                                                                         in the Fund Complex.
                                                                         Prior to December 2002,
                                                                         Chief Investment Officer
                                                                         of Van Kampen Investments
                                                                         and President and Chief
                                                                         Operations Officer of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2002, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Prior to May
                                                                         2001, Managing Director
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and Managing
                                                                         Director and President of
                                                                         the Adviser and Van
                                                                         Kampen Advisors Inc.
                                                                         Prior to December 2000,
                                                                         Executive Vice President
                                                                         and Chief Investment
                                                                         Officer of Van Kampen
                                                                         Investments, and
                                                                         President and Chief
                                                                         Operating Officer of the
                                                                         Adviser. Prior to April
                                                                         2000, Executive Vice
                                                                         President and Chief
                                                                         Investment Officer for
                                                                         Equity Investments of the
                                                                         Adviser. Prior to October
                                                                         1998, Vice President and
                                                                         Senior Portfolio Manager
                                                                         with AIM Capital
                                                                         Management, Inc. Prior to
                                                                         February 1998, Senior
                                                                         Vice President and
                                                                         Portfolio Manager of Van
                                                                         Kampen American Capital
                                                                         Asset Management, Inc.,
                                                                         Van Kampen American
                                                                         Capital Investment
                                                                         Advisory Corp. and Van
                                                                         Kampen American Capital
                                                                         Management, Inc.

Stefanie V. Chang (37)          Vice President             Officer       Executive Director of
1221 Avenue of the Americas                                since 2003    Morgan Stanley Investment
New York, NY 10020                                                       Management. Vice
                                                                         President of funds in the
                                                                         Fund Complex.

Joseph J. McAlinden (61)        Executive Vice             Officer       Managing Director and
1221 Avenue of the Americas     President and Chief        since 2002    Chief Investment Officer
New York, NY 10020              Investment Officer                       of Morgan Stanley
                                                                         Investment Advisors Inc.,
                                                                         Morgan Stanley Investment
                                                                         Management Inc. and
                                                                         Morgan Stanley
                                                                         Investments LP and
                                                                         Director of Morgan
                                                                         Stanley Trust for over 5
                                                                         years. Executive Vice
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         funds in the Fund
                                                                         Complex. Managing
                                                                         Director and Chief
                                                                         Investment Officer of Van
                                                                         Kampen Investments, the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. since
                                                                         December 2002.

John R. Reynoldson (50)         Vice President             Officer       Executive Director and
1 Parkview Plaza                                           since 2000    Portfolio Specialist of
P.O. Box 5555                                                            the Adviser and Van
Oakbrook Terrace, IL 60181                                               Kampen Advisors Inc. Vice
                                                                         President of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Principal and
                                                                         Co-head of the Fixed
                                                                         Income Department of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         December 2000, Senior
                                                                         Vice President of the
                                                                         Adviser and Van Kampen
                                                                         Advisors Inc. Prior to
                                                                         May 2000, Senior Vice
                                                                         President of the
                                                                         investment grade taxable
                                                                         group for the Adviser.
                                                                         Prior to June 1999,
                                                                         Senior Vice President of
                                                                         the government securities
                                                                         bond group for Asset
                                                                         Management.

Ronald E. Robison (65)          Executive Vice             Officer       Chief Executive Officer
1221 Avenue of the Americas     President and              since 2003    and Chairman of Investor
New York, NY 10020              Principal Executive                      Services. Executive Vice
                                Officer                                  President and Principal
                                                                         Executive Officer of
                                                                         funds in the Fund
                                                                         Complex. Chief Global
                                                                         Operations Officer and
                                                                         Managing Director of
                                                                         Morgan Stanley Investment
                                                                         Management Inc. Managing
                                                                         Director of Morgan
                                                                         Stanley. Managing
                                                                         Director and Director of
                                                                         Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan
                                                                         Stanley Services Company
                                                                         Inc. Chief Executive
                                                                         Officer and Director of
                                                                         Morgan Stanley Trust.
                                                                         Vice President of the
                                                                         Morgan Stanley Funds.

A. Thomas Smith III (47)        Vice President and         Officer       Managing Director of
1221 Avenue of the Americas     Secretary                  since 2000    Morgan Stanley, Managing
New York, NY 10020                                                       Director and Director of
                                                                         Van Kampen Investments,
                                                                         Director of the Adviser,
                                                                         Van Kampen Advisors Inc.,
                                                                         the Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments.
                                                                         Managing Director and
                                                                         General Counsel-Mutual
                                                                         Funds of Morgan Stanley
                                                                         Investment Advisors, Inc.
                                                                         Vice President and
                                                                         Secretary of funds in the
                                                                         Fund Complex. Prior to
                                                                         July 2001, Managing
                                                                         Director, General
                                                                         Counsel, Secretary and
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser,
                                                                         the Distributor, Investor
                                                                         Services, and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to December 2000,
                                                                         Executive Vice President,
                                                                         General Counsel,
                                                                         Secretary and Director of
                                                                         Van Kampen Investments,
                                                                         the Adviser, Van Kampen
                                                                         Advisors Inc., the
                                                                         Distributor, Investor
                                                                         Services and certain
                                                                         other subsidiaries of Van
                                                                         Kampen Investments. Prior
                                                                         to January 1999, Vice
                                                                         President and Associate
                                                                         General Counsel to New
                                                                         York Life Insurance
                                                                         Company ("New York
                                                                         Life"), and prior to
                                                                         March 1997, Associate
                                                                         General Counsel of New
                                                                         York Life. Prior to
                                                                         December 1993, Assistant
                                                                         General Counsel of The
                                                                         Dreyfus Corporation.
                                                                         Prior to August 1991,
                                                                         Senior Associate, Willkie
                                                                         Farr & Gallagher. Prior
                                                                         to January 1989, Staff
                                                                         Attorney at the
                                                                         Securities and Exchange
                                                                         Commission, Division of
                                                                         Investment Management,
                                                                         Office of Chief Counsel.

John L. Sullivan (48)           Vice President, Chief      Officer       Director and Managing
1 Parkview Plaza                Financial Officer and      since 2000    Director of Van Kampen
P.O. Box 5555                   Treasurer                                Investments, the Adviser,
Oakbrook Terrace, IL 60181                                               Van Kampen Advisors Inc.
                                                                         and certain other
                                                                         subsidiaries of Van
                                                                         Kampen Investments. Vice
                                                                         President, Chief
                                                                         Financial Officer and
                                                                         Treasurer of funds in the
                                                                         Fund Complex. Head of
                                                                         Fund Accounting for
                                                                         Morgan Stanley Investment
                                                                         Management. Prior to
                                                                         December 2002, Executive
                                                                         Director of Van Kampen
                                                                         Investments, the Adviser
                                                                         and Van Kampen Advisors
                                                                         Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                       Van Kampen Funds Inc.
                                       1 Parkview Plaza, P.O. Box 5555
                                       Oakbrook Terrace, IL 60181-5555
                                       www.vankampen.com

                                 (VAN KAMPEN INVESTMENTS LOGO)

                                       Copyright (C)2004 Van Kampen Funds Inc.
                                       All rights reserved.
                                       Member NASD/SIPC.
                                       LIT ANR AGG 2/04 13608B04-AP-2/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)
         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 10A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2003
                                                    REGISTRANT        COVERED ENTITIES(1)
              AUDIT FEES......................      $134,410          N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES....      $      0          $ 93,000(2)
                        TAX FEES..............      $  9,590(3)       $163,414(4)
                        ALL OTHER FEES........      $      0          $341,775(5)
              TOTAL NON-AUDIT FEES............      $  9,590          $598,189

              TOTAL...........................      $144,000          $598,189


           2002
                                                    REGISTRANT        COVERED ENTITIES(1)
              AUDIT FEES......................      $124,650          N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES....      $      0          $179,000(2)
                        TAX FEES..............      $  9,100(3)       $      0
                        ALL OTHER FEES........      $      0          $595,150(6)
              TOTAL NON-AUDIT FEES............      $  9,100          $774,150

              TOTAL...........................      $133,750          $774,150

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                          AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

------------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     -   Statutory audits or financial audits for the Fund
     - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
     - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
     - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
     -   Due diligence services pertaining to potential fund mergers
     - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations o Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
     - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
     - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
     - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

     -   U.S. federal, state and local tax planning and advice

     -   U.S. federal, state and local tax compliance

     -   International tax planning and advice

     -   International tax compliance

     - Review of federal, state, local and international income, franchise, and other tax returns

     -   Identification of Passive Foreign Investment Companies

     - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.

     -   Domestic and foreign tax planning, compliance, and advice

     - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies

     - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)

     - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.

Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client
     -   Financial information systems design and implementation
     - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
     -   Actuarial services
     -   Internal audit outsourcing services
     -   Management functions
     -   Human resources
     -   Broker-dealer, investment adviser or investment banking services
     -   Legal services
     -   Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -   Van Kampen Investments, Inc.
     -   Van Kampen Investment Advisory Corporation
     -   Van Kampen Asset Management Inc.
     -   Van Kampen Advisors Inc.
     -   Van Kampen Funds Inc.
     -   Van Kampen Trust Company
     -   Van Kampen Investor Services Inc.
     -   Van Kampen Management Inc.
     -   Morgan Stanley Investment Management Inc.
     -   Morgan Stanley Investments LP
     -   Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen Life Investment Trust
            --------------------------------------

By: /s/ Ronald E. Robison
   -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
   -------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004